As filed with the Securities and Exchange Commission on April 21, 2020
File Nos. 333-200255
811-05200
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 6	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 302	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account C
(Exact Name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor's Principal Executive Offices) (Zip Code)
Depositor's Telephone Number, including Area Code
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Interest in a separate account under fixed and variable annuity contracts.

The Fixed And Variable Annuity
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
This prospectus describes the Fixed and Variable Annuity Contract issued by Brighthouse Life Insurance Company (BLIC, we or us). The contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.
The annuity contract has many investment choices – a fixed account which offers an interest rate which is guaranteed by BLIC, and the available investment portfolios. You can put your money in the fixed account and/or any of these investment portfolios (except as noted).
Certain portfolios listed below may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I):
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I (Class A (or Class B as noted)):
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio) (Class A and Class B)
Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II (Class A (or Class B as noted)):
Baillie Gifford International Stock Portfolio
BlackRock Bond Income Portfolio (Class A and Class B)
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Jennison Growth Portfolio (Class A and Class B)
MFS® Total Return Portfolio
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products (Initial Class):
Equity-Income Portfolio
Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 1):
Templeton Foreign VIP Fund
Putnam Variable Trust (Class IB):
Putnam VT Equity Income Fund
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Fixed and Variable Annuity Contract.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Investment Portfolios available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from BLIC. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from BLIC electronically by contacting us at www.brighthousefinancial.com to enroll.
You may elect to receive all future reports in paper free of charge. You can inform us that you
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wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Investment Portfolios available under your contract.
To learn more about the BLIC Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 42 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or complete and mail the enclosed form.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
May 1, 2020
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TABLE OF CONTENTS	Page	Page

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SUMMARY
The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.
1.	THE ANNUITY CONTRACT:
The fixed and variable annuity contract issued by BLIC is a contract between you, the owner, and BLIC, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by BLIC.
This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.
The fixed account offers an interest rate that is guaranteed by the insurance company, BLIC. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by BLIC.
Except as otherwise limited by BLIC (see “Investment Options – Restrictions on Transfers”), you can transfer between accounts up to 12 times a year without charge or tax implications.
The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.
The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.
We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
2.	ANNUITY PAYMENTS (THE INCOME PHASE):
If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
3.	PURCHASE:
Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.
4.	INVESTMENT OPTIONS:
You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract.
5.	EXPENSES:
The contract has insurance features and investment features, and there are costs related to each.
•	Each year BLIC deducts a $30 contract maintenance charge from your contract. During the accumulation phase, BLIC currently waives this charge if the value of your contract is at least $50,000.
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•	BLIC also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.
•	If you take your money out, BLIC may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After BLIC has had a purchase payment for 5 years, there is no charge by BLIC for a withdrawal of that purchase payment.
•	When you begin receiving regular income payments from your annuity, BLIC will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.
•	The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.
•	There are also investment charges which range from 0.39% to 1.01% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.
6.	ACCESS TO YOUR MONEY:
You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from BLIC. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, BLIC will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.
7.	DEATH BENEFIT:
If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.
8.	OTHER INFORMATION:
No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.
Additional Features. This contract has additional features you might be interested in. These include:
•	You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you’ll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.
•	You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.
•	You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.
•	Under certain circumstances, BLIC will give you your money without a withdrawal charge if you need it while you’re in a nursing home. We call this feature the Nursing Home Waiver.
These features are not available in all states and may not be suitable for your particular situation.
9.	TAXES:
Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.
10. INQUIRIES:
If you need more information, please contact the Annuity Service Center at:
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of purchase payments)	5%

Transfer Fee (Note 2)	$0 (First 12 per year) Thereafter $25 or 2% of transfer, whichever is less

Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See “Expenses – Withdrawal Charge” for 10% free withdrawal amount.
Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 or 2% of the transfer. BLIC will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment portfolio fees and expenses.

Periodic Fees and Expenses Table
Contract Maintenance Charge (Note 1)	$ 30
Separate Account Annual Expenses (referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)
Mortality and Expense Charge*	1.25%
Administration Expense Charge	0.15%
Total Separate Account Product Charges	1.40%

* For Premier Advisor, Destiny Select and Prevail contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of (1) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A) and (2) 0.59% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A). For Cova VA contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and in excess of 0.87% for account value allocated to the Invesco Global Equity Portfolio (Class B).
Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.
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The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio’s fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.01%
Investment Portfolio Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	0.71%	—	0.18%	0.01%	0.90%	—	0.90%
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	0.92%	—	0.09%	—	1.01%	0.10%	0.91%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class A	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Invesco Global Equity Portfolio — Class B	0.66%	0.25%	0.04%	—	0.95%	0.11%	0.84%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS ® Research International Portfolio — Class A	0.70%	—	0.04%	—	0.74%	0.10%	0.64%
Morgan Stanley Discovery Portfolio — Class A	0.64%	—	0.04%	—	0.68%	0.02%	0.66%
PIMCO Total Return Portfolio — Class A	0.48%	—	0.38%	—	0.86%	0.03%	0.83%
T. Rowe Price Large Cap Value Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.05%	0.54%
Victory Sycamore Mid Cap Value Portfolio — Class A	0.65%	—	0.04%	—	0.69%	0.09%	0.60%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	0.79%	—	0.05%	—	0.84%	0.12%	0.72%
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Bond Income Portfolio — Class B	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MFS ® Total Return Portfolio — Class A	0.57%	—	0.06%	—	0.63%	—	0.63%
MFS ® Value Portfolio — Class B	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class A	0.60%	—	0.03%	—	0.63%	0.05%	0.58%
T. Rowe Price Small Cap Growth Portfolio — Class A	0.47%	—	0.03%	—	0.50%	—	0.50%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	0.44%	—	0.09%	—	0.53%	—	0.53%
Growth Opportunities Portfolio	0.54%	—	0.10%	—	0.64%	—	0.64%
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	0.80%	—	0.05%	0.02%	0.87%	0.02%	0.85%
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund	0.47%	0.25%	0.10%	—	0.82%	—	0.82%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$771	$1,221	$1,746	$2,734
minimum	$709	$1,033	$1,432	$2,097

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$271	$771	$1,296	$2,734
minimum	$209	$583	$ 982	$2,097
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus .
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1.    THE ANNUITY CONTRACT
This Prospectus describes the Fixed and Variable Annuity Contract issued by BLIC. Currently, BLIC is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.
An annuity is a contract between you, the owner, and an insurance company (in this case BLIC), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. If you die during the accumulation phase, your beneficiary (or beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving annuity payments, your contract switches to the income phase. There is no death benefit during the income phase; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.
The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.
The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by BLIC. BLIC guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the fixed account, your money will be placed with the other general assets of BLIC, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase. All guarantees as to purchase payments or account value allocated to the fixed account, interest credited to the fixed account, and fixed annuity payments are subject to our financial strength and claims-paying ability.
As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying BLIC in writing. You and your spouse can be named joint owners. We have described more information on this under “Other Information – Ownership.”
2.    ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date.
We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days’ notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.
Please be aware that once your contract is annuitized, your beneficiary (or beneficiaries) is ineligible to receive the death benefit you have selected.
Annuity Payments
You will receive annuity payments during the income phase. In general, annuity payments must begin by the
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annuitant’s 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). We may allow you to extend your annuity date, subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures. The annuitant is the person whose life we look to when we make annuity payments.
During the income phase, you have the same investment choices you had just before the start of the income phase.At the annuity date, you can choose whether payments will come from the:
•	fixed account,
•	the investment portfolio(s) or
•	a combination of both.
If you don’t tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.
If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:
1)    the value of your contract in the investment portfolio(s) on the annuity date,
2)    the 3% assumed investment return used in the annuity table for the contract, and
3)    the performance of the investment portfolios you selected.
If the actual performance exceeds the 3% assumed investment return, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.
Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, BLIC may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), BLIC has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).
Annuity Options
You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days’ notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
You can choose one of the following annuity options or any other annuity option acceptable to BLIC, subject to the requirements of the Internal Revenue Code. After annuity payments begin, you cannot change the annuity option.
Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.
Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum. Due to underwriting or Internal Revenue Code considerations, there may be limitations on the payments or duration of the guarantee period under Option 2.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66⅔% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment. Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 3 and/or the duration of the guarantee period under Option 2.
We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant’s life. If the age or sex of the annuitant has been misstated, the amount payable will be
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the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.
Where required by state law, the annuitant’s sex will not be taken into consideration. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant’s sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.
You may not commute any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Under Option 2 described above, upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive a single lump sum equal to the commuted value of the remaining guaranteed payments. The commuted value will be equal to the present value of remaining payments as of the date of receipt of due proof of death in good order. For variable annuity options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract (See “Variable Annuity Payments”). For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.
In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We intend to make this payment option available to both tax qualified and non-tax qualified contracts.
In the event that you purchased the contract as the beneficiary of a deceased person’s IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined at the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant’s age and sex, and the appropriate variable annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.
The dollar amount of variable annuity payments after the first payment is determined as follows:
•	The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see “Transfers During the Income Phase” for details.
•	The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.
•	The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.
Annuity Unit. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit
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value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected and the appropriate annuity option table. In some states, the payment does not vary based on the sex of the annuitant. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.
3.    PURCHASE
Purchase Payments
A purchase payment is the money you give us to invest in the contract. The maximum total purchase payments for the contract is $1,000,000, without prior approval from us. You can make additional purchase payments of $500 or more during the accumulation phase. BLIC reserves the right to reject any purchase payment (except in New Jersey).
We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract. We will not accept purchase payments made with cash, money orders, or travelers checks.
Allocation Of Purchase Payments
If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.
If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.
We reserve the right to make certain changes to the investment portfolios. (See “Investment Options — Substitution.”)
Accumulation Units
The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) In addition to the investment performance of the investment portfolio, the deduction of Separate Account charges also affects an investment portfolio’s accumulation unit value, as explained below. During the income phase of the contract we call the unit an annuity unit.
Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:
1)    dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and
2)    multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.
The value of an accumulation unit may go up or down from day to day.
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When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.
We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern Time) and then credit your contract.
Example:
On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the T. Rowe Price Large Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the T. Rowe Price Large Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.
4.    INVESTMENT OPTIONS
The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. Certain portfolios listed below may not be available with your contract. Appendix B – Part 2 contains a list of the portfolios available with your contract. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Center, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the
Securities & Exchange Commission website at http://www.sec.gov. Appendix B contains a summary of the names of the investment advisers and subadvisers of the investment portfolios and their investment objectives and strategies.
The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.
An investment portfolio’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.
Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BLIC. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect
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investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment
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manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A
Clarion Global Real Estate Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class A (formerly Oppenheimer Global Equity Portfolio)
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio — Class A
BlackRock Bond Income Portfolio — Class A
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class A
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Fidelity® Variable Insurance Products — Initial Class
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:
Equity-Income Portfolio
Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
Putnam Variable Trust — Class IB
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Putnam VT Equity Income Fund
Transfers
You can transfer a portion of your account value among the fixed account and the investment portfolios.
BLIC has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See “Investment Options – Restrictions on Transfers.”) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”).
Transfers by Telephone or Other Means. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to BLIC. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless BLIC is instructed otherwise, BLIC will accept instructions from either you or the other owner. (See “Other Information – Requests and Elections.”) BLIC will use reasonable procedures to confirm that instructions given us by telephone are genuine. BLIC may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time, or on a day when the New York Stock Exchange (NYSE) is not open, to be received on the next day that the NYSE is open.
Transfers During The Accumulation Phase. You can make 12 transfers every year during the accumulation
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phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:
1.    The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.
2.    Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.
3.    Your request for transfer must clearly state how much the transfer is for.
4.    You cannot make any transfers within 7 calendar days of the annuity date.
Transfers During The Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from owners to transfer account value may dilute the value of an investment portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio’s share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap and high-yield investment portfolios. We monitor transfer activity in the following investment portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
Invesco V.I. International Growth Fund
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield investment portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more “round-trips” involving any investment portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any investment portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
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The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any investment portfolios and there are no arrangements in place to permit any owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver or special arrangement.
The investment portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific owners who violate the frequent transfer policies established by the investment portfolio.
In addition, owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from owners engaged in frequent trading, the investment portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single owner). You should read the investment portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from investment portfolios except where the portfolio manager of a particular underlying investment portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
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Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.
The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Ultra-Short Term Bond Portfolio or the fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, BLIC does not charge for participating in the Dollar Cost Averaging Program. BLIC will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.
If you make an additional purchase payment while the Dollar Cost Averaging Program is in effect, we will not allocate the additional payment to the Program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios under the Dollar Cost Averaging Program. Any purchase payments received after the Program has ended will be allocated as described in “Purchase — Allocation of Purchase Payments.” BLIC reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.
If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. BLIC may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.
Automatic Rebalancing Program
Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.
The Automatic Rebalancing Program is available only during the accumulation phase. Currently, BLIC does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.
Example:
Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Western Asset Management Strategic Bond Opportunities Portfolio and 60% to be in the T. Rowe Price Large Cap Value Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management Strategic Bond Opportunities Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BLIC will sell some of your units in the Western Asset Management Strategic Bond Opportunities Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Large Cap Value Portfolio to increase those holdings to 60%.
Voting Rights
BLIC is the legal owner of the investment portfolio shares. However, BLIC believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The
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effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should BLIC determine that it is no longer required to comply with the above, it will vote the shares in its own right.
Substitution
If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.
5.    EXPENSES
There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract.These charges and expenses are:
Insurance Charges
Each day, BLIC makes a deduction for its insurance charges. BLIC does this as part of its calculation of the value of the accumulation units and the annuity units (i.e., during the accumulation phase and the income phase). The insurance charge has two parts:
•	the mortality and expense risk premium, and
•	the administrative expense charge.
Mortality And Expense Risk Premium. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then BLIC will bear the loss. BLIC does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. BLIC may use any profits it makes from this charge to pay for the costs of distributing the contract.
Administrative Expense Charge. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. BLIC does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, BLIC will bear the loss.
Contract Maintenance Charge
During the accumulation phase, every year on the anniversary of the date when your contract was issued, BLIC deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.
BLIC will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. BLIC may some time in the future discontinue this practice and deduct the charge.
If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.
A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.
Withdrawal Charge
During the accumulation phase, you can make withdrawals from your contract. BLIC keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day BLIC processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are
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included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After BLIC has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. BLIC does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.
•	10% of purchase payments free.
•	Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.
•	Earnings in the contract free.
•	Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.
For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.
When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.
The withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
BLIC does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we do not assess the withdrawal charge on withdrawals of required minimum distributions or excess contributions from Qualified Contracts. This exception only applies to amounts required to be distributed from the contract.
For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.
NOTE: For tax purposes, earnings are considered to come out first.
Reduction or Elimination of the Withdrawal Charge
General. BLIC may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BLIC. BLIC may not deduct a withdrawal charge under a contract issued to an officer, director or employee of BLIC or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.
Nursing Home Waiver. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor’s care and you need part or all of the money from your contract, BLIC will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.
Premium Taxes And Other Taxes
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BLIC is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is BLIC’s current practice to not charge anyone for these taxes until annuity payments begin. BLIC may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.
We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date.
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Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.
Transfer Fee
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.
If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.
An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.
6.    ACCESS TO YOUR MONEY
You (or in the case of (3) and (4) below, your beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive annuity payments;
(3)    when a death benefit is paid to your beneficiary; or
(4)    under annuity option 2 described under “Annuity Payments (The Income Phase) – Annuity Options” which provides for continuing annuity payments or a single lump sum upon death of the last surviving annuitant during the guaranteed period.
Under most circumstances, withdrawals can only be made during the accumulation phase.
When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when BLIC receives a written request for a withdrawal in good order prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):
•	less any applicable withdrawal charge,
•	less any premium tax, and
•	less any contract maintenance charge.
Unless you instruct BLIC otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. BLIC requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.
We have to receive your withdrawal request at our Annuity Service Center prior to the annuity date or your death; provided, however, that you may submit a written withdrawal request any time prior to the annuity date that indicates that the withdrawal should be processed as of the annuity date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the annuity date. Your request must be received at our Annuity Service Center on or before the annuity date.
We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a contract owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution).
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We may use telephone, fax, Internet or other means of communications to verify that payment from the contract owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
When you make a withdrawal, the amount of the death benefit may be reduced. See “Death Benefits.”
There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see “Federal Income Tax Status” and the discussion in the Statement of Additional Information.
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Systematic Withdrawal Program
You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. BLIC does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see “Expenses.”
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. (See “Federal Income Tax Status.”)
Suspension Of Payments Or Transfers
BLIC may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or BLIC cannot reasonably value the shares of the investment portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.
BLIC has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
7.    PERFORMANCE
BLIC periodically advertises performance of the various investment portfolios. BLIC will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.
For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.
In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the
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deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
8.    DEATH BENEFIT
Upon Your Death
If you die before annuity payments begin, BLIC will pay a death benefit to your beneficiary (or beneficiaries) (see below). If you die during the income phase (after you begin receiving annuity payments), there is no death benefit; however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (or beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The death benefit will be determined when BLIC receives both due proof of death and an election for the payment method. Until the beneficiary submits the necessary documentation in good order, the account value attributable to his/her portion of the death benefit remains in the investment portfolios and is subject to investment risk.
If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary. Note that if BLIC is presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging, portfolio rebalancing or systematic withdrawal program), we will cancel the request.
For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by BLIC, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by BLIC, Option A will be your death benefit.
If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or
C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.
From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by BLIC, Option A is your death benefit.
The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.
Death Benefit Option A:
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest adjusted contract value (GACV) (as explained below).
The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner’s death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:
Example: Assumed facts for example:
$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)
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New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current GACV of $10,000 being reduced by $2,625
The new GACV is $7,375.
After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:
1.    Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest adjusted contract value (GACV) (as explained below).
The GACV is evaluated at each contract anniversary on or before your, or your joint owner’s, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner’s, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.
Death Benefit Option B:
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner’s death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.
After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:
1.    Total purchase payments made on or before your, or your joint owner’s, 80th birthday, less any withdrawals
(and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner’s 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.
Death Benefit Option C:
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest adjusted contract value (GACV) as determined below.
The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner’s death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.
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After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:
1.    Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The GACV as determined below.
The GACV is initially the death benefit determined as of the day BLIC receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner’s, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner’s, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.
Death Benefit Option D:
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).
After you, or your joint owner, reaches age 80, the death benefit will be the greater of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).
Death Benefit Option E:
Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest contract value on any contract anniversary prior to your, or your joint owner’s death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.
After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:
1.    Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);
2.    The value of your contract at the time the death benefit is to be paid; or
3.    The greatest contract value on any prior contract anniversary on or before your, or your joint owner’s 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.
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CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT
The entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. Generally, the payments under such an annuity option must be paid over the beneficiary’s lifetime or for a period not extending beyond the beneficiary’s life expectancy. Payment must begin within one year of the date of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.
Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.
There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your beneficiary’s death. See “Federal Income Tax Status.”
All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
Death of Annuitant
If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.
Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.
Controlled Payout
You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary’s life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract’s proceeds from being paid to the state’s abandoned or unclaimed property office, it is
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important that you update your beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.
9. FEDERAL INCOME TAX STATUS
Special Distribution Rules During 2020: Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (“RMD”) for 2020. Additionally, any RMDs already taken in 2020 may be eligible for rollover and not be subject to the 20% mandatory withholding. For after-death RMDs, the five-year rule is applied without regard to calendar year 2020. For instance, if you had died in 2018, the five-year period would end in 2024 instead of 2023. The RMD rules are complex, so please consult with your tax adviser before waiving your 2020 RMD payment.
The legislation also contains provisions that would allow eligible individuals to receive certain 2020 distributions from IRAs and qualified plans free of the 10% additional tax on early distributions, or in the case of some qualified plans, free of plan restrictions on early distributions and the 20% withholding tax. You should consult your tax adviser to see if you may be eligible for these and other benefits (such as loan relief, if applicable) provided by the legislation.
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
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Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent
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with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
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The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments)
are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a
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particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase
Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
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(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules
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are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a
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case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the
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withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions
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were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or
37

losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
10. OTHER INFORMATION
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are
38

credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (“Distributor”), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
We and Distributor have entered into selling agreements with other broker-dealers (“selling firms”) for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.
Selling Firms
We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.
Compensation Paid To All Selling Firms
We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.
Requests and Elections
We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock
39

Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee’s administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.
Request for service may be made:
•	Through your registered representative
•	By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday
•	In writing to our Annuity Service Center
•	By fax at (877) 547- 9666 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of account value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future purchase payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in good order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the investment portfolios affected by the requested transaction; the signatures of all contract owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase payments, good order also generally includes
40

receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the investment portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the investment portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the investment portfolios invest.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.
Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed
41

will be treated as a contingent beneficiary unless otherwise indicated.
Beneficiary
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.
Assignment
You can assign the contract at any time during your lifetime. BLIC will not be bound by the assignment until it receives the written notice of the assignment. BLIC will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Financial Statements
The financial statements of BLIC and the financial statements of the Separate Account have been included in the Statement of Additional Information.
Table of Contents of the Statement of Additional Information
Company
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
    Total Return
     Historical Unit Values
    Reporting Agencies
Annuity Provisions
    Variable Annuity
    Fixed Annuity
    Annuity Unit Value
    Net Investment Factor
    Mortality and Expense Guarantee
Additional Federal Tax Considerations
Financial Statements
42

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Accumulation Unit Value History
The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the Statement of Additional Information.
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTI - Brighthouse Small Cap Value Portfolio (Class A)
01/01/2010 to 12/31/2010	16.796030	19.899442	69,215
01/01/2011 to 12/31/2011	19.899442	17.916604	64,567
01/01/2012 to 12/31/2012	17.916604	20.894956	55,643
01/01/2013 to 12/31/2013	20.894956	27.365530	47,736
01/01/2014 to 12/31/2014	27.365530	27.515223	43,534
01/01/2015 to 12/31/2015	27.515223	25.720305	37,095
01/01/2016 to 12/31/2016	25.720305	33.366447	33,718
01/01/2017 to 12/31/2017	33.366447	36.845799	31,312
01/01/2018 to 12/31/2018	36.845799	30.890942	27,405
01/01/2019 to 12/31/2019	30.890942	39.314870	25,093
BHFTI - Brighthouse/Aberdeen Emerging Markets Equity - Class A
01/01/2010 to 12/31/2010	18.284528	22.357666	225,614
01/01/2011 to 12/31/2011	22.357666	17.985229	186,584
01/01/2012 to 12/31/2012	17.985229	21.121417	153,028
01/01/2013 to 12/31/2013	21.121417	19.828302	138,763
01/01/2014 to 12/31/2014	19.828302	18.333877	120,652
01/01/2015 to 12/31/2015	18.333877	15.609361	119,555
01/01/2016 to 12/31/2016	15.609361	17.213723	112,117
01/01/2017 to 12/31/2017	17.213723	21.828473	104,559
01/01/2018 to 12/31/2018	21.828473	18.527772	99,714
01/01/2019 to 12/31/2019	18.527772	22.103499	91,258
BHFTI - Brighthouse/Templeton Growth - Class A
01/01/2010 to 12/31/2010	15.185619	16.133241	40,629
01/01/2011 to 04/29/2011	16.133241	18.011682	0
BHFTI - Clarion Global Real Estate - Class A
01/01/2010 to 12/31/2010	18.329043	21.017518	176,273
01/01/2011 to 12/31/2011	21.017518	19.632219	149,726
01/01/2012 to 12/31/2012	19.632219	24.448495	130,663
01/01/2013 to 12/31/2013	24.448495	25.015384	121,470
01/01/2014 to 12/31/2014	25.015384	28.040942	107,851
01/01/2015 to 12/31/2015	28.040942	27.311660	98,306
01/01/2016 to 12/31/2016	27.311660	27.242904	89,050
01/01/2017 to 12/31/2017	27.242904	29.813307	86,780
01/01/2018 to 12/31/2018	29.813307	26.939918	77,103
01/01/2019 to 12/31/2019	26.939918	33.232998	69,304

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTI - Invesco Comstock - Class B
01/01/2010 to 12/31/2010	9.091664	10.296992	324,964
01/01/2011 to 12/31/2011	10.296992	10.003537	302,076
01/01/2012 to 12/31/2012	10.003537	11.682001	277,905
01/01/2013 to 12/31/2013	11.682001	15.596242	251,985
01/01/2014 to 12/31/2014	15.596242	16.811585	221,469
01/01/2015 to 12/31/2015	16.811585	15.587994	186,837
01/01/2016 to 12/31/2016	15.587994	18.030200	154,771
01/01/2017 to 12/31/2017	18.030200	20.984326	133,753
01/01/2018 to 12/31/2018	20.984326	18.175968	123,355
01/01/2019 to 12/31/2019	18.175968	22.396130	114,804
BHFTI - Invesco Global Equity - Class B (formerly BHFTI - Oppenheimer Global Equity - Class A)
04/29/2013 to 12/31/2013	1.014352	1.163992	780,344
01/01/2014 to 12/31/2014	1.163992	1.175465	891,793
01/01/2015 to 12/31/2015	1.175465	1.207528	920,112
01/01/2016 to 12/31/2016	1.207528	1.196531	894,074
01/01/2017 to 12/31/2017	1.196531	1.617965	732,281
01/01/2018 to 12/31/2018	1.617965	1.388538	694,050
01/01/2019 to 12/31/2019	1.388538	1.806121	581,739
BHFTI - Invesco Global Equity - Class A (formerly BHFTI - Oppenheimer Global Equity - Class A and before that BHFTI - Met/Templeton Growth - Class A)
05/02/2011 to 12/31/2011	18.027027	14.861348	32,968
01/01/2012 to 12/31/2012	14.861348	17.950165	27,687
01/01/2013 to 04/26/2013	17.950165	19.095407	0
BHFTI - Invesco Global Equity - Class B (formerly BHFTI - Oppenheimer Global Equity - Class B and before that BHFTII - Oppenheimer Global Equity - Class B)
01/01/2010 to 12/31/2010	16.343612	18.683379	114,201
01/01/2011 to 12/31/2011	18.683379	16.875523	94,832
01/01/2012 to 12/31/2012	16.875523	20.163269	82,037
01/01/2013 to 12/31/2013	20.163269	25.273940	62,089
01/01/2014 to 12/31/2014	25.273940	25.456471	54,908
01/01/2015 to 12/31/2015	25.456471	26.090488	50,085
01/01/2016 to 12/31/2016	26.090488	25.787194	41,654
01/01/2017 to 12/31/2017	25.787194	34.771228	33,244
01/01/2018 to 12/31/2018	34.771228	29.778469	31,518
01/01/2019 to 12/31/2019	29.778469	38.633949	28,153
BHFTI - Loomis Sayles Growth - Class A (formerly BHFTI - ClearBridge Aggressive Growth - Class A)
01/01/2010 to 12/31/2010	8.633609	10.561397	819,924
01/01/2011 to 12/31/2011	10.561397	10.784804	691,166
01/01/2012 to 12/31/2012	10.784804	12.634806	614,615
01/01/2013 to 12/31/2013	12.634806	18.178696	537,066
01/01/2014 to 12/31/2014	18.178696	21.353332	467,790
01/01/2015 to 12/31/2015	21.353332	20.254301	409,973
01/01/2016 to 12/31/2016	20.254301	20.568788	372,131
01/01/2017 to 12/31/2017	20.568788	24.076591	351,419
01/01/2018 to 12/31/2018	24.076591	22.123355	322,037
01/01/2019 to 12/31/2019	22.123355	27.015145	296,977

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTI - Loomis Sayles Growth - Class B (formerly BHFTI - ClearBridge Aggressive Growth - Class B)
05/02/2011 to 12/31/2011	7.098974	6.434523	1,806
01/01/2012 to 12/31/2012	6.434523	7.518855	1,804
01/01/2013 to 12/31/2013	7.518855	10.795424	1,803
01/01/2014 to 12/31/2014	10.795424	12.656554	1,488
01/01/2015 to 12/31/2015	12.656554	11.976816	1,487
01/01/2016 to 12/31/2016	11.976816	12.126882	1,486
01/01/2017 to 12/31/2017	12.126882	14.160144	1,485
01/01/2018 to 12/31/2018	14.160144	12.976701	1,325
01/01/2019 to 12/31/2019	12.976701	15.812266	1,325
BHFTI - Loomis Sayles Growth - Class B (formerly BHFTI - ClearBridge Aggressive Growth - Class B and before that BHFTI - Legg Mason ClearBridge Aggressive Growth - Class B and before that BHFTI - Legg Mason Value Equity - Class B)
01/01/2010 to 12/31/2010	6.308454	6.677066	7,785
01/01/2011 to 04/29/2011	6.677066	7.099791	0
BHFTI - MFS® Research International - Class A
01/01/2010 to 12/31/2010	18.795769	20.702923	1,495,382
01/01/2011 to 12/31/2011	20.702923	18.291939	1,311,937
01/01/2012 to 12/31/2012	18.291939	21.106056	1,142,722
01/01/2013 to 12/31/2013	21.106056	24.890732	1,014,270
01/01/2014 to 12/31/2014	24.890732	22.891409	912,237
01/01/2015 to 12/31/2015	22.891409	22.235323	813,785
01/01/2016 to 12/31/2016	22.235323	21.778776	748,651
01/01/2017 to 12/31/2017	21.778776	27.599835	702,753
01/01/2018 to 12/31/2018	27.599835	23.456496	643,654
01/01/2019 to 12/31/2019	23.456496	29.766514	593,973
BHFTI - Morgan Stanley Discovery - Class A (formerly BHFTI - Morgan Stanley Mid Cap Growth - Class A)
01/01/2010 to 12/31/2010	10.907586	14.241898	726,776
01/01/2011 to 12/31/2011	14.241898	13.108111	595,555
01/01/2012 to 12/31/2012	13.108111	14.159829	504,391
01/01/2013 to 12/31/2013	14.159829	19.451080	423,601
01/01/2014 to 12/31/2014	19.451080	19.427128	332,805
01/01/2015 to 12/31/2015	19.427128	18.240231	288,970
01/01/2016 to 12/31/2016	18.240231	16.499140	251,214
01/01/2017 to 12/31/2017	16.499140	22.837109	213,825
01/01/2018 to 12/31/2018	22.837109	24.862138	198,907
01/01/2019 to 12/31/2019	24.862138	34.438361	167,654
BHFTI - PIMCO Total Return - Class A
01/01/2010 to 12/31/2010	15.714236	16.799622	2,411,982
01/01/2011 to 12/31/2011	16.799622	17.133520	2,169,238
01/01/2012 to 12/31/2012	17.133520	18.508915	1,924,887
01/01/2013 to 12/31/2013	18.508915	17.937387	1,676,032
01/01/2014 to 12/31/2014	17.937387	18.482331	1,384,677
01/01/2015 to 12/31/2015	18.482331	18.277049	1,214,677
01/01/2016 to 12/31/2016	18.277049	18.536128	1,057,053
01/01/2017 to 12/31/2017	18.536128	19.151575	963,039
01/01/2018 to 12/31/2018	19.151575	18.889922	869,093
01/01/2019 to 12/31/2019	18.889922	20.245414	809,168

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTI - T. Rowe Price Large Cap Value - Class A
01/01/2010 to 12/31/2010	43.393967	50.205472	5,192,291
01/01/2011 to 12/31/2011	50.205472	47.643449	4,489,008
01/01/2012 to 12/31/2012	47.643449	55.561630	3,617,811
01/01/2013 to 12/31/2013	55.561630	73.467158	3,061,871
01/01/2014 to 12/31/2014	73.467158	82.273570	2,553,081
01/01/2015 to 12/31/2015	82.273570	78.442277	2,215,057
01/01/2016 to 12/31/2016	78.442277	89.885636	1,922,602
01/01/2017 to 12/31/2017	89.885636	103.946545	1,650,624
01/01/2018 to 12/31/2018	103.946545	93.317484	1,446,801
01/01/2019 to 12/31/2019	93.317484	116.695104	1,290,861
BHFTI - Victory Sycamore Mid Cap Value Sub-Account (Class A) (previously BHFTI - Invesco Mid Cap Value - Class A and before that BHFTI - Lord Abbett Mid Cap Value - Class A)
01/01/2010 to 12/31/2010	21.342920	26.485673	1,219,157
01/01/2011 to 12/31/2011	26.485673	25.214248	1,040,151
01/01/2012 to 12/31/2012	25.214248	28.589985	867,716
01/01/2013 to 12/31/2013	28.589985	36.826944	751,975
01/01/2014 to 12/31/2014	36.826944	39.931120	613,521
01/01/2015 to 12/31/2015	39.931120	35.928037	528,080
01/01/2016 to 12/31/2016	35.928037	41.018665	465,647
01/01/2017 to 12/31/2017	41.018665	44.403622	407,790
01/01/2018 to 12/31/2018	44.403622	39.424532	359,462
01/01/2019 to 12/31/2019	39.424532	50.288264	321,772
BHFTII - Baillie Gifford International Stock - Class A
01/01/2010 to 12/31/2010	8.512187	8.999210	18,668
01/01/2011 to 12/31/2011	8.999210	7.110870	15,133
01/01/2012 to 12/31/2012	7.110870	8.380052	12,729
01/01/2013 to 12/31/2013	8.380052	9.547878	11,540
01/01/2014 to 12/31/2014	9.547878	9.122876	10,189
01/01/2015 to 12/31/2015	9.122876	8.818812	9,394
01/01/2016 to 12/31/2016	8.818812	9.163873	6,955
01/01/2017 to 12/31/2017	9.163873	12.213272	6,779
01/01/2018 to 12/31/2018	12.213272	9.993949	6,774
01/01/2019 to 12/31/2019	9.993949	13.089590	6,385
BHFTII - BlackRock Bond Income - Class A
01/01/2010 to 12/31/2010	52.949540	56.566652	84,736
01/01/2011 to 12/31/2011	56.566652	59.443381	76,353
01/01/2012 to 12/31/2012	59.443381	63.035465	70,237
01/01/2013 to 12/31/2013	63.035465	61.682750	70,931
01/01/2014 to 12/31/2014	61.682750	65.134462	69,125
01/01/2015 to 12/31/2015	65.134462	64.610144	66,432
01/01/2016 to 12/31/2016	64.610144	65.701187	61,246
01/01/2017 to 12/31/2017	65.701187	67.449166	63,191
01/01/2018 to 12/31/2018	67.449166	66.268790	61,333
01/01/2019 to 12/31/2019	66.268790	71.768843	59,070

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTII - BlackRock Capital Appreciation - Class A
01/01/2010 to 12/31/2010	1.135766	1.341964	3,197,877
01/01/2011 to 12/31/2011	1.341964	1.204956	2,751,170
01/01/2012 to 12/31/2012	1.204956	1.358883	2,382,472
01/01/2013 to 12/31/2013	1.358883	1.798532	2,133,734
01/01/2014 to 12/31/2014	1.798532	1.931333	1,666,760
01/01/2015 to 12/31/2015	1.931333	2.024064	1,476,877
01/01/2016 to 12/31/2016	2.024064	1.997625	1,165,700
01/01/2017 to 12/31/2017	1.997625	2.638332	1,031,862
01/01/2018 to 12/31/2018	2.638332	2.664522	940,214
01/01/2019 to 12/31/2019	2.664522	3.490662	884,206
BHFTII - BlackRock Ultra-Short Term Bond - Class A (previously BHFTII BlackRock Money Market - Class A)
01/01/2010 to 12/31/2010	10.817845	10.668579	938,421
01/01/2011 to 12/31/2011	10.668579	10.520654	875,076
01/01/2012 to 12/31/2012	10.520654	10.373586	741,210
01/01/2013 to 12/31/2013	10.373586	10.229360	515,363
01/01/2014 to 12/31/2014	10.229360	10.087138	478,458
01/01/2015 to 12/31/2015	10.087138	9.947218	405,084
01/01/2016 to 12/31/2016	9.947218	9.843136	382,119
01/01/2017 to 12/31/2017	9.843136	9.792792	310,017
01/01/2018 to 12/31/2018	9.792792	9.830365	365,459
01/01/2019 to 12/31/2019	9.830365	9.900156	274,552
BHFTII - Brighthouse/Wellington Core Equity Opportunities - Class A
01/01/2010 to 12/31/2010	9.396033	10.768512	2,715,615
01/01/2011 to 12/31/2011	10.768512	10.136209	2,372,316
01/01/2012 to 12/31/2012	10.136209	11.053054	1,957,899
01/01/2013 to 12/31/2013	11.053054	14.504550	1,650,018
01/01/2014 to 12/31/2014	14.504550	15.898741	1,378,482
01/01/2015 to 12/31/2015	15.898741	15.687610	1,209,326
01/01/2016 to 04/29/2016	15.687610	15.790725	0
BHFTII - Brighthouse/Wellington Core Equity Opportunities (Class A)
01/01/2010 to 12/31/2010	31.074081	34.319269	125,844
01/01/2011 to 12/31/2011	34.319269	32.477828	108,553
01/01/2012 to 12/31/2012	32.477828	36.142991	91,665
01/01/2013 to 12/31/2013	36.142991	47.651692	76,571
01/01/2014 to 12/31/2014	47.651692	51.986511	66,690
01/01/2015 to 12/31/2015	51.986511	52.491971	56,835
01/01/2016 to 12/31/2016	52.491971	55.564090	355,162
01/01/2017 to 12/31/2017	55.564090	65.242268	307,124
01/01/2018 to 12/31/2018	65.242268	64.273812	275,969
01/01/2019 to 12/31/2019	64.273812	82.988644	242,716
BHFTII - Jennison Growth - Class A
01/01/2010 to 12/31/2010	4.839303	5.326929	18,375
01/01/2011 to 12/31/2011	5.326929	5.280023	11,659
01/01/2012 to 12/31/2012	5.280023	6.028060	1,621,295
01/01/2013 to 12/31/2013	6.028060	8.143791	1,443,608
01/01/2014 to 12/31/2014	8.143791	8.757822	1,245,256
01/01/2015 to 12/31/2015	8.757822	9.567414	1,024,173
01/01/2016 to 12/31/2016	9.567414	9.450474	897,564
01/01/2017 to 12/31/2017	9.450474	12.798077	791,535
01/01/2018 to 12/31/2018	12.798077	12.663378	680,780
01/01/2019 to 12/31/2019	12.663378	16.586751	614,380

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTII - Jennison Growth - Class A (formerly BHFTI - Oppenheimer Capital Appreciation - Class A)
01/01/2010 to 12/31/2010	9.651977	10.439244	1,102,108
01/01/2011 to 12/31/2011	10.439244	10.194139	979,162
01/01/2012 to 04/27/2012	10.194139	11.462682	0
BHFTII - Jennison Growth - Class B
01/01/2010 to 12/31/2010	11.218650	12.314363	37,640
01/01/2011 to 12/31/2011	12.314363	12.170433	30,149
01/01/2012 to 12/31/2012	12.170433	13.867289	68,258
01/01/2013 to 12/31/2013	13.867289	18.697485	65,373
01/01/2014 to 12/31/2014	18.697485	20.049588	61,733
01/01/2015 to 12/31/2015	20.049588	21.854602	65,132
01/01/2016 to 12/31/2016	21.854602	21.522787	63,963
01/01/2017 to 12/31/2017	21.522787	29.075058	57,405
01/01/2018 to 12/31/2018	29.075058	28.701238	55,500
01/01/2019 to 12/31/2019	28.701238	37.499079	49,863
BHFTII - Jennison Growth - Class B (formerly BHFTI - Oppenheimer Capital Appreciation - Class B)
01/01/2010 to 12/31/2010	7.795840	8.409868	105,165
01/01/2011 to 12/31/2011	8.409868	8.178688	103,532
01/01/2012 to 04/27/2012	8.178688	9.200993	0
BHFTII - MFS® Total Return - Class A
01/01/2010 to 12/31/2010	43.823914	47.569464	100,742
01/01/2011 to 12/31/2011	47.569464	48.042786	93,271
01/01/2012 to 12/31/2012	48.042786	52.859322	83,852
01/01/2013 to 12/31/2013	52.859322	62.024345	76,916
01/01/2014 to 12/31/2014	62.024345	66.446473	68,900
01/01/2015 to 12/31/2015	66.446473	65.420250	65,741
01/01/2016 to 12/31/2016	65.420250	70.445663	60,132
01/01/2017 to 12/31/2017	70.445663	78.114495	55,431
01/01/2018 to 12/31/2018	78.114495	72.729888	53,868
01/01/2019 to 12/31/2019	72.729888	86.327913	44,921
BHFTII - MFS® Value Portfolio
05/03/2010 to 12/31/2010	14.054099	14.530177	12,764
01/01/2011 to 12/31/2011	14.530177	14.420136	37,341
01/01/2012 to 12/31/2012	14.420136	16.538935	43,170
01/01/2013 to 12/31/2013	16.538935	22.080217	50,163
01/01/2014 to 12/31/2014	22.080217	24.072916	55,139
01/01/2015 to 12/31/2015	24.072916	23.651707	56,301
01/01/2016 to 12/31/2016	23.651707	26.610364	52,244
01/01/2017 to 12/31/2017	26.610364	30.855247	46,777
01/01/2018 to 12/31/2018	30.855247	27.308063	44,372
01/01/2019 to 12/31/2019	27.308063	34.965367	34,573
BHFTII - Neuberger Berman Genesis - Class A
04/29/2013 to 12/31/2013	16.122506	20.161444	627,001
01/01/2014 to 12/31/2014	20.161444	19.883244	543,230
01/01/2015 to 12/31/2015	19.883244	19.720721	482,980
01/01/2016 to 12/31/2016	19.720721	23.080139	435,061
01/01/2017 to 12/31/2017	23.080139	26.345258	381,198
01/01/2018 to 12/31/2018	26.345258	24.235365	340,897
01/01/2019 to 12/31/2019	24.235365	30.990858	304,754

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
BHFTII - Neuberger Berman Genesis - Class A (formerly BHFTI - MLA Mid Cap - Class A)
01/01/2010 to 12/31/2010	12.471495	15.158263	956,957
01/01/2011 to 12/31/2011	15.158263	14.180616	857,948
01/01/2012 to 12/31/2012	14.180616	14.764201	700,649
01/01/2013 to 04/26/2013	14.764201	16.012140	0
BHFTII - T. Rowe Price Large Cap Growth - Class A
01/01/2010 to 12/31/2010	12.567603	14.506384	625,032
01/01/2011 to 12/31/2011	14.506384	14.145573	544,996
01/01/2012 to 12/31/2012	14.145573	16.594360	485,067
01/01/2013 to 12/31/2013	16.594360	22.771712	443,492
01/01/2014 to 12/31/2014	22.771712	24.495549	389,389
01/01/2015 to 12/31/2015	24.495549	26.758325	305,678
01/01/2016 to 12/31/2016	26.758325	26.850914	266,396
01/01/2017 to 12/31/2017	26.850914	35.444303	245,816
01/01/2018 to 12/31/2018	35.444303	34.620260	215,505
01/01/2019 to 12/31/2019	34.620260	44.718186	196,128
BHFTII - T. Rowe Price Small Cap Growth - Class A
01/01/2010 to 12/31/2010	14.010591	18.637520	216,273
01/01/2011 to 12/31/2011	18.637520	18.704077	198,936
01/01/2012 to 12/31/2012	18.704077	21.425898	160,642
01/01/2013 to 12/31/2013	21.425898	30.541945	140,937
01/01/2014 to 12/31/2014	30.541945	32.197148	120,434
01/01/2015 to 12/31/2015	32.197148	32.609302	110,703
01/01/2016 to 12/31/2016	32.609302	35.931626	107,689
01/01/2017 to 12/31/2017	35.931626	43.542288	91,013
01/01/2018 to 12/31/2018	43.542288	40.122119	81,429
01/01/2019 to 12/31/2019	40.122119	52.684275	73,460
BHFTII - Western Asset Management Strategic Bond Opportunities - Class A
01/01/2010 to 12/31/2010	23.823761	26.482253	39,554
01/01/2011 to 12/31/2011	26.482253	27.718545	48,076
01/01/2012 to 12/31/2012	27.718545	30.473205	27,054
01/01/2013 to 12/31/2013	30.473205	30.378035	23,395
01/01/2014 to 12/31/2014	30.378035	31.594295	25,114
01/01/2015 to 12/31/2015	31.594295	30.620101	22,706
01/01/2016 to 12/31/2016	30.620101	32.777611	891,885
01/01/2017 to 12/31/2017	32.777611	34.982364	709,414
01/01/2018 to 12/31/2018	34.982364	33.183492	641,948
01/01/2019 to 12/31/2019	33.183492	37.462700	549,460
BHFTII - Western Asset Management Strategic Bond Opportunities - Class A (formerly BHFTI - Lord Abbett Bond Debenture - Class A)
01/01/2010 to 12/31/2010	21.511435	24.007623	2,165,186
01/01/2011 to 12/31/2011	24.007623	24.817134	1,859,419
01/01/2012 to 12/31/2012	24.817134	27.698725	1,503,320
01/01/2013 to 12/31/2013	27.698725	29.544750	1,298,369
01/01/2014 to 12/31/2014	29.544750	30.625776	1,083,897
01/01/2015 to 12/31/2015	30.625776	29.633802	924,716
01/01/2016 to 04/29/2016	29.633802	30.548201	0

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
DWS Government & Agency Securities VIP - Class A (formerly Deutsche Government & Agency Securities VIP - Class A)
01/01/2010 to 12/31/2010	16.107924	16.934567	25,550
01/01/2011 to 12/31/2011	16.934567	17.946385	24,804
01/01/2012 to 12/31/2012	17.946385	18.213166	20,213
01/01/2013 to 12/31/2013	18.213166	17.413322	14,265
01/01/2014 to 12/31/2014	17.413322	18.080251	10,450
01/01/2015 to 12/31/2015	18.080251	17.824485	9,318
01/01/2016 to 12/31/2016	17.824485	17.779029	7,832
01/01/2017 to 12/31/2017	17.779029	17.825645	7,743
01/01/2018 to 12/31/2018	17.825645	17.672446	6,184
01/01/2019 to 12/31/2019	17.672446	18.546736	6,182
Fidelity VIP Equity-Income - Initial Class
01/01/2010 to 12/31/2010	11.622489	13.197293	35,173
01/01/2011 to 12/31/2011	13.197293	13.140605	34,972
01/01/2012 to 12/31/2012	13.140605	15.199575	26,428
01/01/2013 to 12/31/2013	15.199575	19.207235	24,671
01/01/2014 to 12/31/2014	19.207235	20.591435	21,954
01/01/2015 to 12/31/2015	20.591435	19.500133	19,952
01/01/2016 to 12/31/2016	19.500133	22.693706	29,527
01/01/2017 to 12/31/2017	22.693706	25.264777	16,472
01/01/2018 to 12/31/2018	25.264777	22.845777	14,184
01/01/2019 to 12/31/2019	22.845777	28.710681	13,614
Fidelity VIP Growth Opportunities - Initial Class
01/01/2010 to 12/31/2010	7.520545	9.176368	11,282
01/01/2011 to 12/31/2011	9.176368	9.256894	9,746
01/01/2012 to 12/31/2012	9.256894	10.917717	9,992
01/01/2013 to 12/31/2013	10.917717	14.846203	8,527
01/01/2014 to 12/31/2014	14.846203	16.426242	8,424
01/01/2015 to 12/31/2015	16.426242	17.106247	7,231
01/01/2016 to 12/31/2016	17.106247	16.925141	7,022
01/01/2017 to 12/31/2017	16.925141	22.450921	6,874
01/01/2018 to 12/31/2018	22.450921	24.895437	4,044
01/01/2019 to 12/31/2019	24.895437	34.575483	3,091
Invesco V.I. - International Growth Fund - Series I
01/01/2010 to 12/31/2010	16.123086	17.944223	128,380
01/01/2011 to 12/31/2011	17.944223	16.502284	108,109
01/01/2012 to 12/31/2012	16.502284	18.799103	81,417
01/01/2013 to 12/31/2013	18.799103	22.062476	73,892
01/01/2014 to 12/31/2014	22.062476	21.827827	60,846
01/01/2015 to 12/31/2015	21.827827	21.019940	56,099
01/01/2016 to 12/31/2016	21.019940	20.634087	49,299
01/01/2017 to 12/31/2017	20.634087	25.028613	39,873
01/01/2018 to 12/31/2018	25.028613	20.982736	35,958
01/01/2019 to 12/31/2019	20.982736	26.603024	32,668
Putnam VT Equity Income - Class IB
01/01/2010 to 12/31/2010	14.051163	15.602656	65,224
01/01/2011 to 12/31/2011	15.602656	15.681816	65,571
01/01/2012 to 12/31/2012	15.681816	18.447717	60,963
01/01/2013 to 12/31/2013	18.447717	24.088162	52,934
01/01/2014 to 12/31/2014	24.088162	26.760554	55,923
01/01/2015 to 12/31/2015	26.760554	25.585554	53,398
01/01/2016 to 12/31/2016	25.585554	28.672195	43,140
01/01/2017 to 12/31/2017	28.672195	33.582676	36,283
01/01/2018 to 12/31/2018	33.582676	30.302283	32,691
01/01/2019 to 12/31/2019	30.302283	38.966226	30,591

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Putnam VT Growth and Income - Class IB
01/01/2010 to 04/30/2010	10.491562	11.209009	0

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
	1.40% Variable Account Charge
	AUV at Beginning of Period	AUV at Ending of Period	Accum Units End of Period
Templeton Foreign VIP (Class 1)
01/01/2010 to 12/31/2010	13.117951	14.057894	541,164
01/01/2011 to 12/31/2011	14.057894	12.414811	471,929
01/01/2012 to 12/31/2012	12.414811	14.517795	418,381
01/01/2013 to 12/31/2013	14.517795	17.647886	369,413
01/01/2014 to 12/31/2014	17.647886	15.507901	316,276
01/01/2015 to 12/31/2015	15.507901	14.327573	294,984
01/01/2016 to 12/31/2016	14.327573	15.186574	270,284
01/01/2017 to 12/31/2017	15.186574	17.524996	251,502
01/01/2018 to 12/31/2018	17.524996	14.641454	232,388
01/01/2019 to 12/31/2019	14.641454	16.291339	219,717

Discontinued Investment Portfolios. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I): Invesco V.I. International Growth Fund (closed May 1, 2002 for Cova VA); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust) (Class B): T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003 for Cova VA); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003 for Cova VA); (d) Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class A) (added and closed May 1, 2004 for Cova VA); (e) Brighthouse Funds Trust I: Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (Class A) (closed May 1, 2005); (f) Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed April 30, 2007); (g) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (added and closed effective May 4, 2009); (h) Brighthouse Funds Trust I: Invesco Global Equity Portfolio (formerly Oppenheimer Global Equity Portfolio) (Class A) (added and closed May 2, 2011 for Cova VA) and Loomis Sayles Growth Portfolio (formerly ClearBridge Aggressive Growth Portfolio) (Class B) (added and closed May 2, 2011 for Cova VA).
You should read the prospectuses for these discontinued investment portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the General American Money Market Fund merged into the State Street Research Money Market Portfolio of Brighthouse Funds Trust II and the following investment portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following investment portfolios were replaced: (a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of Brighthouse Funds Trust I; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
Funds Trust I; (d) MFS® Variable Insurance Trust (Initial Class): MFS® Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; MFS® Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Brighthouse Funds Trust II; MFS® Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; MFS® Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of Brighthouse Funds Trust II; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Brighthouse Funds Trust II; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Brighthouse Funds Trust I; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Brighthouse Funds Trust I.
Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Brighthouse Funds Trust I merged into the PIMCO Total Return Portfolio (Class A) of the Brighthouse Funds Trust I and the J.P. Morgan Select Equity Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Brighthouse Funds Trust II. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Brighthouse Funds Trust II merged into the Jennison Growth Portfolio (Class B) of the Brighthouse Funds Trust II.
Effective as of May 1, 2005, the following investment portfolios were replaced: (a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Brighthouse Funds Trust I; (b) MFS® Variable Insurance Trust: the MFS® High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Brighthouse Funds Trust I and the MFS® Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; (e) Fidelity Variable Insurance Products: the VIP Contrafund® Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Brighthouse Funds Trust II, Inc. merged into the Legg Mason Value Equity Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of May 1, 2006, the following investment portfolios were replaced: (a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of April 30, 2007, the following investment portfolios were merged: (a) the Met/Putnam Capital Opportunities Portfolio (Class A) of the Brighthouse Funds Trust I merged into the Lazard Mid-Cap Portfolio (Class A) of the Brighthouse Funds Trust I; (b) approximately 65% of the Lord Abbett America’s Value Portfolio (Class B) of the Brighthouse Funds Trust I merged into the Lord Abbett Mid-Cap Value Portfolio (Class B) (added and closed April 30, 2007) of the Brighthouse Funds Trust I, and the remainder (approximately 35%) of the Lord Abbett America’s Value Portfolio (Class B) of the Brighthouse Funds Trust I merged into the Lord Abbett Bond Debenture Portfolio (Class B) (added and closed April 30,

APPENDIX A
CONDENSED FINANCIAL INFORMATION (continued)
2007) of the Brighthouse Funds Trust I.
Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (added and closed April 30, 2007); and (b) DWS Variable Series II: DWS Small Cap Growth VIP (Class A ) ( closed 5/1/02) was replaced with the Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A) (added and closed 4/30/07).
Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS® Emerging Markets Equity Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of May 4, 2009, the Met/AIM Capital Appreciation Portfolio (Class A) of the Brighthouse Funds Trust I merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust II; and the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Brighthouse Funds Trust II. merged into the Pioneer Fund Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of May 3, 2010, the assets in the Class B (or Class E, as noted) shares of the following investment portfolios, which had been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Davis Venture Value Portfolio (Class E) and the MFS® Total Return Portfolio (Class B) of the Brighthouse Funds Trust II, and the MFS® Research International Portfolio (Class B), the Lord Abbett Bond Debenture Portfolio (Class B) and the Lord Abbett Mid Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IB) (closed May 1, 2006) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Brighthouse Funds Trust I.
Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Brighthouse Funds Trust I merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Brighthouse Funds Trust I merged into the Jennison Growth Portfolio of the Brighthouse Funds Trust II.
Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Brighthouse Funds Trust I merged into the Neuberger Berman Genesis Portfolio of the Brighthouse Funds Trust II.
Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Brighthouse Funds Trust II merged into the Oppenheimer Global Equity Portfolio (formerly Met/Templeton Growth Portfolio) of the Brighthouse Funds Trust I.
Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Brighthouse Funds Trust I merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Brighthouse Funds Trust II.
Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Brighthouse Funds Trust I merged into the Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) of the Brighthouse Funds Trust II.
Effective as of February 27, 2020, the DWS Government & Agency Securities VIP of Deutsche DWS Variable Series II was liquidated.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES
Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B (formerly Oppenheimer Global Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Growth Portfolio — Class A (formerly ClearBridge Aggressive Growth Portfolio)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Total Return Portfolio — Class A	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class A	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class A	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Bond Income Portfolio — Class B	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MFS ® Total Return Portfolio — Class A	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products — Initial Class
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
Growth Opportunities Portfolio	Seeks to provide capital growth.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund	Seeks capital growth and current income.	Putnam Investment Management, LLC

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT
If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:
Brighthouse Funds Trust I
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
MFS® Research International Portfolio — Class A
Morgan Stanley Discovery Portfolio — Class A
PIMCO Total Return Portfolio — Class A
T. Rowe Price Large Cap Value Portfolio — Class A
Victory Sycamore Mid Cap Value Portfolio — Class A
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class B
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class B
MFS® Total Return Portfolio — Class A
MFS® Value Portfolio — Class B
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Putnam Variable Trust — Class IB
Putnam VT Equity Income Fund
Closed Portfolios For This Product*
Invesco V.I. International Growth Fund — Series I
Invesco Global Equity Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
T. Rowe Price Mid Cap Growth Portfolio — Class B
Baillie Gifford International Stock Portfolio — Class B
BlackRock Capital Appreciation Portfolio — Class A
T. Rowe Price Large Cap Growth Portfolio — Class A
Templeton Foreign VIP Fund — Class 1

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
MFS® Research International Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Brighthouse Funds Trust II — Class A
Baillie Gifford International Stock Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Jennison Growth Portfolio
Neuberger Berman Genesis Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Closed Portfolios For This Product*
BlackRock Capital Appreciation Portfolio — Class A

If you purchased the PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Jennison Growth Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio

Fidelity® Variable Insurance Products — Initial Class
Equity-Income Portfolio
Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Closed Portfolios For This Product*
BlackRock Capital Appreciation Portfolio — Class A

If you purchased the DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I — Class A
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
Loomis Sayles Growth Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio
Jennison Growth Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products — Initial Class
Equity-Income Portfolio
Growth Opportunities Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 1
Templeton Foreign VIP Fund
Closed Portfolios For This Product*
Brighthouse Small Cap Value Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class A

If you purchased the PREVAIL VARIABLE ANNUITY, the following portfolios are available:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series I
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I — Class A
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PIMCO Total Return Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Brighthouse Funds Trust II — Class A
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Jennison Growth Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Large Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Fidelity® Variable Insurance Products — Initial Class
Equity-Income Portfolio
Growth Opportunities Portfolio
Closed Portfolios For This Product*
BlackRock Capital Appreciation Portfolio — Class A

Statement of Additional Information
Individual Fixed and Variable Deferred
Annuity Contract
issued by
Brighthouse Variable Annuity Account C
and
Brighthouse Life Insurance Company
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2020, for the Individual Fixed and Variable Deferred Annuity Contract which is described herein.
The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus call or write to the company at: P.O. Box 10366, Des Moines, Iowa 50306-0366, or call (800) 343-8496.
This Statement of Additional Information is dated May 1, 2020.
SAI-0520BLICCOVAVA
1

TABLE OF CONTENTS	Page
COMPANY	3
SERVICES	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	4
CUSTODIAN	4
DISTRIBUTION	4
CALCULATION OF PERFORMANCE INFORMATION	6
Total Return	6
Historical Unit Values	6
Reporting Agencies	7
Annuity Provisions	7
Variable Annuity	7
Fixed Annuity	7
The Adjusted Contract Value (defined under “Variable Annuity Payments” in the prospectus) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment.	7
Annuity Unit Value	7
Net Investment Factor	8
Mortality and Expense Guarantee	8
ADDITIONAL FEDERAL TAX CONSIDERATIONS	8
FINANCIAL STATEMENTS	10
2

COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as
Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
SERVICES
BLIC maintains certain books and records of Brighthouse Variable Annuity Account C (the “Separate Account”) and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and record keeping services for the Contracts as well as other contracts and policies issued by BLIC.
3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Distributor was the recipient of these commissions thereafter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2019 ranged from $200 to $12,617,284.* The amount of commissions paid to selected selling firms during 2019 ranged from $4,572 to $54,405,617. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2019 ranged from $1,000 to $60,643,801.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by
4

the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2019 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
AXA Network LLC
BB&T Investment Division of BB&T Securities, LLC
Beaconsfield Financial Services, Inc.
Benjamin R. Edwards & Co.
Berthel Fisher Company
BOK Financial Advisors
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Citizens Investment Services, Inc.
First Command Financial Planning, Inc.
Founders Financial Securities, LLC
FTB Advisors, Inc.
Girard Securities, Inc.
GWN Securities Corporation
Hazard & Siegel, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Merrill Lynch, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
Money Concepts Capital Corp
Navy Federal Brokerage Services, LLC
NEXT Financial Group, Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Securities America, Inc.
Securities Service Network
Sigma Financial Corporation
Signator Investors, Inc.
Simplicity Financial Services
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
SWBC Investment Services, LLC
Synovus Securities, Inc.
TFS Securities, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica financial Advisors, Inc.
Triad Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
5

United Planners Financial Services
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
CALCULATION OF PERFORMANCE INFORMATION
Total Return
From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.
Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product including a 1.25% Mortality and Expense Risk Premium, a 0.15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
        P (1 + T)n  =  ERV
Where:
         P  =  a hypothetical initial payment of $1,000
         T  =  average annual total return
         n  =  number of years
ERV =	ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.
Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio’s total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial
6

corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
Annuity Provisions
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.
At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made.
The dollar amount of Annuity Payments after the first is determined as follows:
(1)	the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2)	the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios’ Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.
Fixed Annuity
The Adjusted Contract Value (defined under “Variable Annuity Payments” in the prospectus) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment.
Annuity Unit Value
The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.
7

Net Investment Factor
The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:
(a)	the Accumulation Unit value as of the close of the current Valuation Period, by
(b)	the Accumulation Unit value as of the close of the immediately preceding Valuation Period.
The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.08% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
8

457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k) : elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally
9

must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
10
Module

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Variable Annuity Account C (the "Separate Account") of Brighthouse
Life Insurance Company (the "Company") comprising each of the individual
Sub-Accounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the
Sub-Accounts constituting the Separate Account of the Company as of December
31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                                     AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)       GLOBAL SMALL         AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                 GLOBAL GROWTH        CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------    -------------------

ASSETS:
   Investments at fair value...............  $        111,484,454   $        26,865,564   $       140,755,332    $        26,126,083
   Due from Brighthouse Life Insurance
     Company...............................                     1                    --                     4                      1
                                             --------------------   -------------------   -------------------    -------------------
       Total Assets........................           111,484,455            26,865,564           140,755,336             26,126,084
                                             --------------------   -------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees............................                    39                    63                    60                     96
   Due to Brighthouse Life Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Liabilities...................                    39                    63                    60                     96
                                             --------------------   -------------------   -------------------    -------------------

NET ASSETS.................................  $        111,484,416   $        26,865,501   $       140,755,276    $        26,125,988
                                             ====================   ===================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        111,484,416   $        26,865,501   $       140,430,423    $        26,125,988
   Net assets from contracts in payout.....                    --                    --               324,853                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Net Assets....................  $        111,484,416   $        26,865,501   $       140,755,276    $        26,125,988
                                             ====================   ===================   ===================    ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            BHFTI AMERICAN        BHFTI AMERICAN                             BHFTI AMERICAN
                                           FUNDS(R) BALANCED      FUNDS(R) GROWTH      BHFTI AMERICAN       FUNDS(R) MODERATE
                                              ALLOCATION            ALLOCATION         FUNDS(R) GROWTH         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       230,861,818  $        259,121,488  $        35,803,623  $        104,052,221
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          230,861,819           259,121,488           35,803,623           104,052,221
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   69                    64                   50                    53
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   69                    65                   50                    53
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       230,861,750  $        259,121,423  $        35,803,573  $        104,052,168
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       230,737,762  $        259,041,588  $        35,803,573  $        104,020,140
   Net assets from contracts in payout..              123,988                79,835                   --                32,028
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       230,861,750  $        259,121,423  $        35,803,573  $        104,052,168
                                          ===================  ====================  ===================  ====================

                                                                   BHFTI BLACKROCK
                                            BHFTI AQR GLOBAL       GLOBAL TACTICAL      BHFTI BLACKROCK      BHFTI BRIGHTHOUSE
                                              RISK BALANCED          STRATEGIES           HIGH YIELD       ASSET ALLOCATION 100
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $          6,980,604  $        51,979,138  $         13,877,435  $       141,032,527
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    1
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................             6,980,604           51,979,138            13,877,435          141,032,528
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    72                   81                   123                   75
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                     1                   --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                    72                   83                   124                   75
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          6,980,532  $        51,979,055  $         13,877,311  $       141,032,453
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,977,271  $        51,979,055  $         13,877,311  $       141,018,532
   Net assets from contracts in payout..                 3,261                   --                    --               13,921
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $          6,980,532  $        51,979,055  $         13,877,311  $       141,032,453
                                          ====================  ===================  ====================  ====================

                                           BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                             BALANCED PLUS        SMALL CAP VALUE
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $       128,935,898  $        40,345,248
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          128,935,898           40,345,248
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                  149
   Due to Brighthouse Life Insurance
     Company............................                    1                    1
                                          -------------------  -------------------
       Total Liabilities................                   82                  150
                                          -------------------  -------------------

NET ASSETS..............................  $       128,935,816  $        40,345,098
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,859,006  $        40,291,149
   Net assets from contracts in payout..               76,810               53,949
                                          -------------------  -------------------
       Total Net Assets.................  $       128,935,816  $        40,345,098
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                      BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/        FRANKLIN         BHFTI BRIGHTHOUSE/
                                            ABERDEEN EMERGING        EATON VANCE         LOW DURATION            TEMPLETON
                                             MARKETS EQUITY         FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         46,430,800  $         2,427,523  $         28,922,431  $          4,374,774
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            46,430,800            2,427,523            28,922,431             4,374,774
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   148                   71                   108                    33
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     3                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   148                   72                   111                    34
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         46,430,652  $         2,427,451  $         28,922,320  $          4,374,740
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,268,366  $         2,427,451  $         28,918,414  $          4,374,740
   Net assets from contracts in payout..               162,286                   --                 3,906                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         46,430,652  $         2,427,451  $         28,922,320  $          4,374,740
                                          ====================  ===================  ====================  ====================

                                          BHFTI BRIGHTHOUSE/
                                              WELLINGTON                                 BHFTI HARRIS          BHFTI INVESCO
                                               LARGE CAP           BHFTI CLARION            OAKMARK            BALANCED-RISK
                                               RESEARCH         GLOBAL REAL ESTATE       INTERNATIONAL          ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         8,268,202  $         27,698,748  $         47,825,837  $        12,454,753
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            8,268,202            27,698,748            47,825,837           12,454,753
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                   180                    86                  100
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                     2                    3
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   53                   181                    88                  103
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         8,268,149  $         27,698,567  $         47,825,749  $        12,454,650
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,256,327  $         27,617,876  $         47,769,060  $        12,454,650
   Net assets from contracts in payout..               11,822                80,691                56,689                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         8,268,149  $         27,698,567  $         47,825,749  $        12,454,650
                                          ===================  ====================  ====================  ===================

                                             BHFTI INVESCO         BHFTI INVESCO
                                               COMSTOCK            GLOBAL EQUITY
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $       103,327,964  $         43,274,191
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          103,327,964            43,274,191
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   112
   Due to Brighthouse Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                  126                   112
                                          -------------------  --------------------

NET ASSETS..............................  $       103,327,838  $         43,274,079
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       102,577,973  $         43,112,388
   Net assets from contracts in payout..              749,865               161,691
                                          -------------------  --------------------
        Total Net Assets................  $       103,327,838  $         43,274,079
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL      BHFTI JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION     SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         46,110,963  $        13,635,621  $         15,139,235  $         8,367,413
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            46,110,963           13,635,621            15,139,235            8,367,413
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   121                   81                    95                   78
   Due to Brighthouse Life Insurance
     Company............................                     1                   18                     1                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   122                   99                    96                   78
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         46,110,841  $        13,635,522  $         15,139,139  $         8,367,335
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,024,633  $        13,618,870  $         15,139,139  $         8,359,719
   Net assets from contracts in payout..                86,208               16,652                    --                7,616
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         46,110,841  $        13,635,522  $         15,139,139  $         8,367,335
                                          ====================  ===================  ====================  ===================

                                                                                         BHFTI METLIFE         BHFTI MFS(R)
                                          BHFTI LOOMIS SAYLES    BHFTI LOOMIS SAYLES      MULTI-INDEX            RESEARCH
                                           GLOBAL ALLOCATION           GROWTH            TARGETED RISK         INTERNATIONAL
                                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        12,943,605   $         78,789,026  $        10,518,222  $        99,932,656
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           12,943,605             78,789,026           10,518,222           99,932,656
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   81                    149                   51                  213
   Due to Brighthouse Life Insurance
     Company............................                    1                      2                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   82                    151                   51                  213
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        12,943,523   $         78,788,875  $        10,518,171  $        99,932,443
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,523   $         78,566,009  $        10,518,171  $        99,441,874
   Net assets from contracts in payout..                   --                222,866                   --              490,569
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        12,943,523   $         78,788,875  $        10,518,171  $        99,932,443
                                          ====================  ====================  ===================  ===================

                                                 BHFTI                 BHFTI
                                            MORGAN STANLEY        PANAGORA GLOBAL
                                               DISCOVERY         DIVERSIFIED RISK
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------

ASSETS:
   Investments at fair value............  $        65,477,359  $           792,650
   Due from Brighthouse Life Insurance
     Company............................                    2                   --
                                          -------------------  -------------------
       Total Assets.....................           65,477,361              792,650
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   79                   57
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   79                   57
                                          -------------------  -------------------

NET ASSETS..............................  $        65,477,282  $           792,593
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        65,118,643  $           792,593
   Net assets from contracts in payout..              358,639                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        65,477,282  $           792,593
                                          ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTI                                                         BHFTI
                                              PIMCO INFLATION       BHFTI PIMCO        BHFTI SCHRODERS        SSGA GROWTH
                                              PROTECTED BOND       TOTAL RETURN      GLOBAL MULTI-ASSET     AND INCOME ETF
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       70,243,267  $       339,643,770  $         9,683,054  $       123,449,488
   Due from Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................          70,243,267          339,643,770            9,683,054          123,449,488
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 144                  142                  102                   80
   Due to Brighthouse Life Insurance
     Company..............................                   2                    1                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 146                  143                  102                   80
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       70,243,121  $       339,643,627  $         9,682,952  $       123,449,408
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       70,193,556  $       338,693,006  $         9,682,952  $       123,369,746
   Net assets from contracts in payout....              49,565              950,621                   --               79,662
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       70,243,121  $       339,643,627  $         9,682,952  $       123,449,408
                                            ==================  ===================  ===================  ===================

                                                                                                                 BHFTI VICTORY
                                                    BHFTI         BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE        SYCAMORE
                                               SSGA GROWTH ETF      LARGE CAP VALUE       MID CAP GROWTH         MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value..............  $        42,825,480  $       491,572,217   $        77,373,913   $       147,303,969
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                    --                    --
                                            -------------------  --------------------  --------------------  -------------------
       Total Assets.......................           42,825,480          491,572,217            77,373,913           147,303,969
                                            -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  154                   142                   151
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                    --                     2
                                            -------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                  100                  154                   142                   153
                                            -------------------  --------------------  --------------------  -------------------

NET ASSETS................................  $        42,825,380  $       491,572,063   $        77,373,771   $       147,303,816
                                            ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        42,817,637  $       485,042,546   $        77,292,732   $       146,139,687
   Net assets from contracts in payout....                7,743            6,529,517                81,039             1,164,129
                                            -------------------  --------------------  --------------------  -------------------
       Total Net Assets...................  $        42,825,380  $       491,572,063   $        77,373,771   $       147,303,816
                                            ===================  ====================  ====================  ===================

                                                 BHFTI WELLS         BHFTI WESTERN
                                             CAPITAL MANAGEMENT    ASSET MANAGEMENT
                                                MID CAP VALUE      GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        13,727,609  $         6,900,041
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           13,727,609            6,900,041
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  114                   96
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  114                   98
                                            -------------------  -------------------

NET ASSETS................................  $        13,727,495  $         6,899,943
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,704,630  $         6,899,943
   Net assets from contracts in payout....               22,865                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        13,727,495  $         6,899,943
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                BHFTII                                                      BHFTII BLACKROCK
                                            BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                          INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        15,303,491  $        91,277,270  $        14,919,083   $        49,084,404
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    1                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           15,303,491           91,277,270           14,919,084            49,084,404
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  113                   77                   79                   136
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                  114                   77                   79                   136
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,303,377  $        91,277,193  $        14,919,005   $        49,084,268
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,295,138  $        91,116,903  $        14,913,105   $        48,681,606
   Net assets from contracts in payout..                8,239              160,290                5,900               402,662
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        15,303,377  $        91,277,193  $        14,919,005   $        49,084,268
                                          ===================  ===================  ====================  ===================

                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         27,454,676  $        880,349,256  $      2,152,131,968  $      1,446,605,555
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            27,454,676           880,349,256         2,152,131,968         1,446,605,555
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    99                    56                    46
   Due to Brighthouse Life Insurance
     Company............................                     2                     3                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    72                   102                    57                    46
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         27,454,604  $        880,349,154  $      2,152,131,911  $      1,446,605,509
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         27,374,493  $        878,533,427  $      2,148,345,641  $      1,445,399,782
   Net assets from contracts in payout..                80,111             1,815,727             3,786,270             1,205,727
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         27,454,604  $        880,349,154  $      2,152,131,911  $      1,446,605,509
                                          ====================  ====================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                                 ARTISAN            INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         29,386,052  $          4,388,984
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            29,386,052             4,388,984
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   121                   138
   Due to Brighthouse Life Insurance
     Company............................                     2                     1
                                          --------------------  --------------------
        Total Liabilities...............                   123                   139
                                          --------------------  --------------------

NET ASSETS..............................  $         29,385,929  $          4,388,845
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,335,447  $          4,388,845
   Net assets from contracts in payout..                50,482                    --
                                          --------------------  --------------------
        Total Net Assets................  $         29,385,929  $          4,388,845
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                           BHFTII BRIGHTHOUSE/
                                               WELLINGTON                                                       BHFTII
                                               CORE EQUITY        BHFTII FRONTIER           BHFTII           LOOMIS SAYLES
                                              OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH    SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        258,813,936  $         7,730,846  $       135,557,306  $        15,872,118
   Due from Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           258,813,937            7,730,846          135,557,306           15,872,118
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   302                  111                  152                   91
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    3                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   302                  112                  155                   91
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        258,813,635  $         7,730,734  $       135,557,151  $        15,872,027
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        257,299,856  $         7,711,658  $       135,128,187  $        15,796,132
   Net assets from contracts in payout..             1,513,779               19,076              428,964               75,895
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        258,813,635  $         7,730,734  $       135,557,151  $        15,872,027
                                          ====================  ===================  ===================  ===================

                                             BHFTII METLIFE         BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                          AGGREGATE BOND INDEX    MID CAP STOCK INDEX   MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------

ASSETS:
   Investments at fair value............   $         7,020,554   $         7,040,669   $          3,609,910  $         5,782,727
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Assets.....................             7,020,554             7,040,669              3,609,910            5,782,727
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    82                    75                     61                   84
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Liabilities................                    82                    76                     61                   84
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
   Net assets from contracts in payout..                    --                    --                     --                   --
                                          ---------------------  --------------------  --------------------  ---------------------
       Total Net Assets.................   $         7,020,472   $         7,040,593   $          3,609,849  $         5,782,643
                                          =====================  ====================  ====================  =====================

                                             BHFTII METLIFE        BHFTII MFS(R)
                                               STOCK INDEX         TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $         58,582,228  $        79,084,758
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            58,582,229           79,084,758
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    70                  111
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    70                  111
                                          --------------------  -------------------

NET ASSETS..............................  $         58,582,159  $        79,084,647
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,575,823  $        78,313,566
   Net assets from contracts in payout..                 6,336              771,081
                                          --------------------  -------------------
       Total Net Assets.................  $         58,582,159  $        79,084,647
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                      BHFTII                BHFTII               BHFTII
                                                                 NEUBERGER BERMAN        T. ROWE PRICE        T. ROWE PRICE
                                          BHFTII MFS(R) VALUE         GENESIS          LARGE CAP GROWTH     SMALL CAP GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------

ASSETS:
   Investments at fair value............  $       173,957,702  $         40,954,560  $        70,430,766  $         15,649,881
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          173,957,702            40,954,560           70,430,766            15,649,881
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  146                   161                  131                    86
   Due to Brighthouse Life Insurance
     Company............................                    4                     4                   --                     2
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                  150                   165                  131                    88
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       173,957,552  $         40,954,395  $        70,430,635  $         15,649,793
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       173,662,569  $         40,803,111  $        70,210,809  $         15,629,990
   Net assets from contracts in payout..              294,983               151,284              219,826                19,803
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       173,957,552  $         40,954,395  $        70,430,635  $         15,649,793
                                          ===================  ====================  ===================  ====================

                                                                  BHFTII WESTERN
                                                BHFTII           ASSET MANAGEMENT       BHFTII WESTERN             DWS
                                             VANECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT    GOVERNMENT & AGENCY
                                           NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT      SECURITIES VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  ---------------------

ASSETS:
   Investments at fair value............  $         3,303,026  $        163,289,585  $         4,938,852  $            269,389
   Due from Brighthouse Life Insurance
     Company............................                   --                    67                   --                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Assets....................            3,303,026           163,289,652            4,938,852               269,389
                                          -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   38                   316                   72                    18
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                    1                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Liabilities...............                   39                   316                   73                    18
                                          -------------------  --------------------  -------------------  ---------------------

NET ASSETS..............................  $         3,302,987  $        163,289,336  $         4,938,779  $            269,371
                                          ===================  ====================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,302,987  $        162,070,658  $         4,914,861  $            269,371
   Net assets from contracts in payout..                   --             1,218,678               23,918                    --
                                          -------------------  --------------------  -------------------  ---------------------
        Total Net Assets................  $         3,302,987  $        163,289,336  $         4,938,779  $            269,371
                                          ===================  ====================  ===================  =====================

                                             FIDELITY(R) VIP      FIDELITY(R) VIP
                                              EQUITY-INCOME    GROWTH OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $         5,239,613   $           106,872
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            5,239,613               106,872
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   72                     9
   Due to Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
        Total Liabilities...............                   72                    10
                                          -------------------  --------------------

NET ASSETS..............................  $         5,239,541   $           106,862
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,236,651   $           106,862
   Net assets from contracts in payout..                2,890                    --
                                          -------------------  --------------------
        Total Net Assets................  $         5,239,541   $           106,862
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                            FTVIPT TEMPLETON        INVESCO V.I.            PIMCO VIT             PIMCO VIT
                                               FOREIGN VIP      INTERNATIONAL GROWTH       HIGH YIELD           LOW DURATION
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         17,831,611  $          4,842,153  $          4,579,368  $          4,263,711
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            17,831,611             4,842,153             4,579,368             4,263,711
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    89                   111                    71                    53
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    89                   111                    71                    54
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         17,831,522  $          4,842,042  $          4,579,297  $          4,263,657
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,754,446  $          4,821,006  $          4,560,952  $          4,255,239
   Net assets from contracts in payout..                77,076                21,036                18,345                 8,418
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         17,831,522  $          4,842,042  $          4,579,297  $          4,263,657
                                          ====================  ====================  ====================  ====================

                                                PUTNAM VT             PUTNAM VT           RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                              EQUITY INCOME      SUSTAINABLE LEADERS  REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  --------------------  ----------------------  ---------------------

ASSETS:
   Investments at fair value............  $         18,414,506  $          2,709,240   $            369,648   $          1,554,450
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                      1                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Assets....................            18,414,506             2,709,241                369,649              1,554,450
                                          --------------------  --------------------  ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                   144                    35                     15                      8
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     --                     --
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Liabilities...............                   144                    35                     15                      8
                                          --------------------  --------------------  ----------------------  ---------------------

NET ASSETS..............................  $         18,414,362  $          2,709,206   $            369,634   $          1,554,442
                                          ====================  ====================  ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         18,266,440  $          2,668,347   $            361,467   $          1,526,641
   Net assets from contracts in payout..               147,922                40,859                  8,167                 27,801
                                          --------------------  --------------------  ----------------------  ---------------------
        Total Net Assets................  $         18,414,362  $          2,709,206   $            369,634   $          1,554,442
                                          ====================  ====================  ======================  =====================

                                                 RUSSELL           RUSSELL U.S.
                                             STRATEGIC BOND      SMALL CAP EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------

ASSETS:
   Investments at fair value............  $          2,653,373  $           877,040
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
        Total Assets....................             2,653,374              877,040
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    13                   11
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    13                   11
                                          --------------------  -------------------

NET ASSETS..............................  $          2,653,361  $           877,029
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,589,948  $           870,560
   Net assets from contracts in payout..                63,413                6,469
                                          --------------------  -------------------
        Total Net Assets................  $          2,653,361  $           877,029
                                          ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                                   RUSSELL U.S.
                                                                                                                 STRATEGIC EQUITY
                                                                                                                    SUB-ACCOUNT
                                                                                                              ----------------------

ASSETS:
   Investments at fair value...............................................................................   $            5,072,198
   Due from Brighthouse Life Insurance
      Company..............................................................................................                       --
                                                                                                              ----------------------
        Total Assets.......................................................................................                5,072,198
                                                                                                              ----------------------
LIABILITIES:
   Accrued fees............................................................................................                        5
   Due to Brighthouse Life Insurance
      Company..............................................................................................                       --
                                                                                                              ----------------------
        Total Liabilities..................................................................................                        5
                                                                                                              ----------------------

NET ASSETS.................................................................................................   $            5,072,193
                                                                                                              ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......................................................................   $            4,995,005
   Net assets from contracts in payout.....................................................................                   77,188
                                                                                                              ----------------------
        Total Net Assets...................................................................................   $            5,072,193
                                                                                                              ======================

 The accompanying notes are an integral part of these financial statements.

                                     18

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                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                    AMERICAN FUNDS(R)
                                              AMERICAN FUNDS(R)       GLOBAL SMALL       AMERICAN FUNDS(R)      BHFTI AB GLOBAL
                                                GLOBAL GROWTH        CAPITALIZATION           GROWTH          DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $         1,152,753  $             39,807  $           984,532  $            882,145
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              664,866               162,157              862,451               186,482
      Administrative charges...............              265,723                63,885              334,494                64,368
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................              930,589               226,042            1,196,945               250,850
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              222,164             (186,235)            (212,413)               631,295
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,862,598             1,627,081           14,094,994               498,868
      Realized gains (losses) on sale of
        investments........................            4,580,062               739,649            4,554,914               371,530
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           10,442,660             2,366,730           18,649,908               870,398
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           20,433,658             4,559,078           16,115,309             2,512,629
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           30,876,318             6,925,808           34,765,217             3,383,027
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        31,098,482  $          6,739,573  $        34,552,804  $          4,014,322
                                             ===================  ====================  ===================  ====================

                                                BHFTI AMERICAN        BHFTI AMERICAN                            BHFTI AMERICAN
                                               FUNDS(R) BALANCED      FUNDS(R) GROWTH     BHFTI AMERICAN       FUNDS(R) MODERATE
                                                  ALLOCATION            ALLOCATION        FUNDS(R) GROWTH         ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          4,025,443  $         4,222,719  $           142,026  $          2,014,291
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,027,283            3,365,748              448,744             1,359,443
      Administrative charges...............               560,954              629,030               82,595               255,284
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             3,588,237            3,994,778              531,339             1,614,727
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               437,206              227,941            (389,313)               399,564
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            15,908,035           21,088,756            4,796,347             5,729,089
      Realized gains (losses) on sale of
        investments........................             2,184,822            2,422,865              194,783               550,881
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            18,092,857           23,511,621            4,991,130             6,279,970
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            17,704,497           25,268,392            3,505,051             6,959,334
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            35,797,354           48,780,013            8,496,181            13,239,304
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         36,234,560  $        49,007,954  $         8,106,868  $         13,638,868
                                             ====================  ===================  ===================  ====================

                                                                     BHFTI BLACKROCK
                                              BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                RISK BALANCED          STRATEGIES
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           213,889  $            100,484
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               83,123               438,031
      Administrative charges...............               17,977               129,355
                                             -------------------  --------------------
        Total expenses.....................              101,100               567,386
                                             -------------------  --------------------
           Net investment income (loss)....              112,789             (466,902)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (285,531)               115,803
                                             -------------------  --------------------
           Net realized gains (losses).....            (285,531)               115,803
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,386,506             9,422,932
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,100,975             9,538,735
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,213,764  $          9,071,833
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                   HIGH YIELD       ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            804,299  $         2,080,975   $          2,518,906  $            350,970
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               156,867            1,764,325                914,464               563,960
      Administrative charges................                34,116              344,612                311,729                97,412
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               190,983            2,108,937              1,226,193               661,372
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               613,316             (27,962)              1,292,713             (310,402)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           14,556,367                     --             3,358,382
      Realized gains (losses) on sale of
        investments.........................              (90,973)            4,335,931                576,598                89,879
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              (90,973)           18,892,298                576,598             3,448,261
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,159,698           12,440,265             23,064,480             6,620,373
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,068,725           31,332,563             23,641,078            10,068,634
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,682,041  $        31,304,601   $         24,933,791  $          9,758,232
                                              ====================  ====================  ====================  ====================

                                                                                          BHFTI BRIGHTHOUSE/
                                              BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/
                                               ABERDEEN EMERGING        EATON VANCE          LOW DURATION            TEMPLETON
                                                MARKETS EQUITY         FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $           753,317  $            128,603  $            968,758  $           354,146
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              526,248                40,891               244,575               28,316
      Administrative charges................              108,729                 6,803                72,675               10,759
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................              634,977                47,694               317,250               39,075
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              118,340                80,909               651,508              315,071
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --                    --                8,412
      Realized gains (losses) on sale of
        investments.........................              125,764              (15,394)             (110,362)             (60,799)
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......              125,764              (15,394)             (110,362)             (52,387)
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            7,135,098                80,625               461,242            (244,729)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            7,260,862                65,231               350,880            (297,116)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         7,379,202  $            146,140  $          1,002,388  $            17,955
                                              ===================  ====================  ====================  ===================

                                               BHFTI BRIGHTHOUSE/
                                                   WELLINGTON
                                                    LARGE CAP           BHFTI CLARION
                                                    RESEARCH         GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $             72,113  $            860,209
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                49,307               350,021
      Administrative charges................                19,812                67,239
                                              --------------------  --------------------
        Total expenses......................                69,119               417,260
                                              --------------------  --------------------
           Net investment income (loss).....                 2,994               442,949
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               939,571                    --
      Realized gains (losses) on sale of
        investments.........................               264,425               118,012
                                              --------------------  --------------------
           Net realized gains (losses)......             1,203,996               118,012
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               896,776             5,176,766
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             2,100,772             5,294,778
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,103,766  $          5,737,727
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     22

 The accompanying notes are an integral part of these financial statements.

                                     23

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI HARRIS          BHFTI INVESCO
                                                    OAKMARK            BALANCED-RISK        BHFTI INVESCO        BHFTI INVESCO
                                                 INTERNATIONAL          ALLOCATION            COMSTOCK           GLOBAL EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $          1,014,656  $                --  $          2,097,239  $           333,959
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               665,776              135,956               803,003              301,378
      Administrative charges...............               114,641               30,419               246,005              102,198
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               780,417              166,375             1,049,008              403,576
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               234,239            (166,375)             1,048,231             (69,617)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,606,893                   --            11,966,207            5,246,011
      Realized gains (losses) on sale of
        investments........................             (727,381)            (142,862)             2,203,080            1,290,838
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             2,879,512            (142,862)            14,169,287            6,536,849
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,141,389            1,879,312             5,820,196            4,551,067
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             9,020,901            1,736,450            19,989,483           11,087,916
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,255,140  $         1,570,075  $         21,037,714  $        11,018,299
                                             ====================  ===================  ====================  ===================

                                                                                              BHFTI
                                                BHFTI INVESCO        BHFTI JPMORGAN      JPMORGAN GLOBAL       BHFTI JPMORGAN
                                              SMALL CAP GROWTH          CORE BOND       ACTIVE ALLOCATION      SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $           591,386  $           412,234  $            90,039
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              624,487              179,734              140,094               52,322
      Administrative charges...............              110,782               32,951               37,723               20,352
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              735,269              212,685              177,817               72,674
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (735,269)              378,701              234,417               17,365
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,874,075                   --                   --              849,611
      Realized gains (losses) on sale of
        investments........................            (635,835)             (25,104)               78,446             (11,545)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            7,238,240             (25,104)               78,446              838,066
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,484,216              466,519            1,866,064              471,798
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,722,456              441,415            1,944,510            1,309,864
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,987,187  $           820,116  $         2,178,927  $         1,327,229
                                             ===================  ===================  ===================  ===================

                                              BHFTI LOOMIS SAYLES   BHFTI LOOMIS SAYLES
                                               GLOBAL ALLOCATION          GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            186,724  $           629,032
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               174,612              999,163
      Administrative charges...............                31,278              182,986
                                             --------------------  --------------------
        Total expenses.....................               205,890            1,182,149
                                             --------------------  --------------------
           Net investment income (loss)....              (19,166)            (553,117)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,080,236           10,489,577
      Realized gains (losses) on sale of
        investments........................               368,885            3,649,143
                                             --------------------  --------------------
           Net realized gains (losses).....             1,449,121           14,138,720
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,374,049            1,322,211
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,823,170           15,460,931
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,804,004  $        14,907,814
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTI METLIFE        BHFTI MFS(R)             BHFTI                BHFTI
                                                  MULTI-INDEX           RESEARCH          MORGAN STANLEY       PANAGORA GLOBAL
                                                 TARGETED RISK        INTERNATIONAL          DISCOVERY        DIVERSIFIED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           222,411  $         1,329,320  $                 --  $            20,647
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              129,995            1,048,896               556,290                7,922
      Administrative charges...............               25,564              220,154               158,881                1,721
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              155,559            1,269,050               715,171                9,643
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....               66,852               60,270             (715,171)               11,004
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            4,419,240            12,370,267                   --
      Realized gains (losses) on sale of
        investments........................                7,078              647,248             5,511,554                3,798
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......                7,078            5,066,488            17,881,821                3,798
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,773,859           17,201,863             3,696,774              101,457
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,780,937           22,268,351            21,578,595              105,255
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,847,789  $        22,328,621  $         20,863,424  $           116,259
                                             ===================  ===================  ====================  ===================

                                                    BHFTI                                                           BHFTI
                                               PIMCO INFLATION        BHFTI PIMCO         BHFTI SCHRODERS        SSGA GROWTH
                                               PROTECTED BOND        TOTAL RETURN       GLOBAL MULTI-ASSET     AND INCOME ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,418,347  $        10,007,155  $           152,814  $         2,830,912
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,700            3,168,998              104,691            1,106,027
      Administrative charges...............              177,930              845,400               25,301              303,117
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              876,630            4,014,398              129,992            1,409,144
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,541,717            5,992,757               22,822            1,421,768
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            6,037,250
      Realized gains (losses) on sale of
        investments........................            (752,019)               67,209              107,404              604,131
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (752,019)               67,209              107,404            6,641,381
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,010,892           18,166,723            1,707,214           12,172,573
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,258,873           18,233,932            1,814,618           18,813,954
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,800,590  $        24,226,689  $         1,837,440  $        20,235,722
                                             ===================  ===================  ===================  ===================

                                                     BHFTI         BHFTI T. ROWE PRICE
                                                SSGA GROWTH ETF      LARGE CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            796,174  $        10,282,563
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               498,047            5,304,485
      Administrative charges...............               102,322            1,030,099
                                             --------------------  -------------------
        Total expenses.....................               600,369            6,334,584
                                             --------------------  -------------------
          Net investment income (loss).....               195,805            3,947,979
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,606,882           55,252,534
      Realized gains (losses) on sale of
        investments........................               201,756            7,004,028
                                             --------------------  -------------------
          Net realized gains (losses)......             2,808,638           62,256,562
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             4,650,353           38,797,604
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,458,991          101,054,166
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,654,796  $       105,002,145
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                       BHFTI VICTORY          BHFTI WELLS         BHFTI WESTERN
                                              BHFTI T. ROWE PRICE        SYCAMORE         CAPITAL MANAGEMENT    ASSET MANAGEMENT
                                                MID CAP GROWTH         MID CAP VALUE         MID CAP VALUE      GOVERNMENT INCOME
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            41,896   $          1,580,280  $             88,737  $           157,262
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,025,202              1,385,058               196,115               52,695
      Administrative charges...............              189,126                339,423                32,974               15,392
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,214,328              1,724,481               229,089               68,087
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....          (1,172,432)              (144,201)             (140,352)               89,175
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,341,519              4,702,536               374,042                   --
      Realized gains (losses) on sale of
        investments........................              839,175              (706,932)             (231,355)             (22,162)
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           14,180,694              3,995,604               142,687             (22,162)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,034,785             30,306,647             3,733,429              279,950
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           20,215,479             34,302,251             3,876,116              257,788
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        19,043,047   $         34,158,050  $          3,735,764  $           346,963
                                             ====================  ====================  ====================  ===================

                                                    BHFTII                                                      BHFTII BLACKROCK
                                                BAILLIE GIFFORD     BHFTII BLACKROCK      BHFTII BLACKROCK         ULTRA-SHORT
                                              INTERNATIONAL STOCK      BOND INCOME      CAPITAL APPRECIATION        TERM BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           156,388   $         3,241,315  $             28,405  $           765,739
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,725               640,245               131,251              649,635
      Administrative charges...............               36,100               218,669                30,340              121,491
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              224,825               858,914               161,591              771,126
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (68,437)             2,382,401             (133,186)              (5,387)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              864,153                    --             2,163,667                   --
      Realized gains (losses) on sale of
        investments........................              363,432              (57,832)               370,840              166,387
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            1,227,585              (57,832)             2,534,507              166,387
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,653,820             5,062,698             1,121,575                9,535
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,881,405             5,004,866             3,656,082              175,922
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,812,968   $         7,387,267  $          3,522,896  $           170,535
                                             ====================  ===================  ====================  ===================

                                              BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            570,149  $         19,190,374
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               285,233             8,948,381
      Administrative charges...............                63,012             2,202,674
                                             --------------------  --------------------
        Total expenses.....................               348,245            11,151,055
                                             --------------------  --------------------
           Net investment income (loss)....               221,904             8,039,319
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               504,920            43,917,891
      Realized gains (losses) on sale of
        investments........................              (14,653)           (6,596,328)
                                             --------------------  --------------------
           Net realized gains (losses).....               490,267            37,321,563
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,609,202            71,064,077
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,099,469           108,385,640
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,321,373  $        116,424,959
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                BHFTII BRIGHTHOUSE/
                                                                                          BHFTII BRIGHTHOUSE/       DIMENSIONAL
                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE         ARTISAN            INTERNATIONAL
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80     MID CAP VALUE         SMALL COMPANY
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         41,268,204  $        24,788,771   $           149,243  $             43,865
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            19,869,454           16,754,071               424,265                49,647
      Administrative charges................             5,301,357            3,538,357                72,803                10,505
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................            25,170,811           20,292,428               497,068                60,152
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....            16,097,393            4,496,343             (347,825)              (16,287)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           169,336,059          143,326,021             3,559,891               387,825
      Realized gains (losses) on sale of
        investments.........................          (15,554,223)          (8,775,259)              (14,757)             (136,771)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......           153,781,836          134,550,762             3,545,134               251,054
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           179,595,157          140,096,750             2,299,097               580,856
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           333,376,993          274,647,512             5,844,231               831,910
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        349,474,386  $       279,143,855   $         5,496,406  $            815,623
                                              ====================  ====================  ===================  ====================

                                              BHFTII BRIGHTHOUSE/
                                                  WELLINGTON                                                          BHFTII
                                                  CORE EQUITY         BHFTII FRONTIER           BHFTII             LOOMIS SAYLES
                                                 OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $         3,817,986  $                 --  $            287,185  $                 --
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,805,764               109,135             1,649,878               137,165
      Administrative charges................              607,604                18,777               310,643                38,892
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            3,413,368               127,912             1,960,521               176,057
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              404,618             (127,912)           (1,673,336)             (176,057)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           20,844,215             1,079,931            19,359,512             2,767,666
      Realized gains (losses) on sale of
        investments.........................            5,146,804                96,465             2,556,578               238,985
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           25,991,019             1,176,396            21,916,090             3,006,651
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           37,013,959               923,077            13,737,780               605,774
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           63,004,978             2,099,473            35,653,870             3,612,425
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        63,409,596  $          1,971,561  $         33,980,534  $          3,436,368
                                              ===================  ====================  ====================  ====================

                                                 BHFTII METLIFE        BHFTII METLIFE
                                              AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           203,395   $             79,638
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               67,081                102,674
      Administrative charges................               16,967                 17,561
                                              --------------------  --------------------
        Total expenses......................               84,048                120,235
                                              --------------------  --------------------
           Net investment income (loss).....              119,347               (40,597)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                708,973
      Realized gains (losses) on sale of
        investments.........................              (7,378)                (1,477)
                                              --------------------  --------------------
           Net realized gains (losses)......              (7,378)                707,496
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              344,110                793,643
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              336,732              1,501,139
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           456,079   $          1,460,542
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                BHFTII METLIFE        BHFTII METLIFE         BHFTII METLIFE        BHFTII MFS(R)
                                              MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX       STOCK INDEX         TOTAL RETURN
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $             78,675   $            52,348   $         1,069,801  $          1,718,298
                                             --------------------  ---------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                42,660                76,745               764,048               569,584
      Administrative charges...............                 8,018                13,819               136,573               191,901
                                             --------------------  ---------------------  -------------------  --------------------
        Total expenses.....................                50,678                90,564               900,621               761,485
                                             --------------------  ---------------------  -------------------  --------------------
           Net investment income (loss)....                27,997              (38,216)               169,180               956,813
                                             --------------------  ---------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,892               559,506             4,219,980             3,185,473
      Realized gains (losses) on sale of
        investments........................                10,756                 2,651             1,515,992             1,290,068
                                             --------------------  ---------------------  -------------------  --------------------
           Net realized gains (losses).....                34,648               562,157             5,735,972             4,475,541
                                             --------------------  ---------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               496,833               595,378             7,650,904             8,118,399
                                             --------------------  ---------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               531,481             1,157,535            13,386,876            12,593,940
                                             --------------------  ---------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            559,478   $         1,119,319   $        13,556,056  $         13,550,753
                                             ====================  =====================  ===================  ====================

                                                                         BHFTII                BHFTII               BHFTII
                                                                    NEUBERGER BERMAN        T. ROWE PRICE        T. ROWE PRICE
                                              BHFTII MFS(R) VALUE        GENESIS          LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          2,873,304  $            24,680  $           148,029  $              2,000
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,215,843              465,232              869,023               186,276
      Administrative charges...............               420,577               89,890              160,370                33,972
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,636,420              555,122            1,029,393               220,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,236,884            (530,442)            (881,364)             (218,248)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            11,332,995            5,544,337           10,386,153             2,187,925
      Realized gains (losses) on sale of
        investments........................             1,429,198            1,130,313              982,860               336,614
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            12,762,193            6,674,650           11,369,013             2,524,539
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            27,922,929            3,431,421            6,237,815             1,696,294
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            40,685,122           10,106,071           17,606,828             4,220,833
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         41,922,006  $         9,575,629  $        16,725,464  $          4,002,585
                                             ====================  ===================  ===================  ====================

                                                                     BHFTII WESTERN
                                                    BHFTII          ASSET MANAGEMENT
                                                 VANECK GLOBAL       STRATEGIC BOND
                                               NATURAL RESOURCES      OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            10,656  $          7,773,921
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,452             1,751,215
      Administrative charges...............                7,687               387,505
                                             -------------------  --------------------
        Total expenses.....................               30,139             2,138,720
                                             -------------------  --------------------
           Net investment income (loss)....             (19,483)             5,635,201
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................             (72,313)               503,506
                                             -------------------  --------------------
           Net realized gains (losses).....             (72,313)               503,506
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              417,893            13,673,080
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              345,580            14,176,586
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           326,097  $         19,811,787
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 BHFTII WESTERN            DWS
                                                ASSET MANAGEMENT   GOVERNMENT & AGENCY      FIDELITY(R) VIP       FIDELITY(R) VIP
                                                 U.S. GOVERNMENT     SECURITIES VIP          EQUITY-INCOME     GROWTH OPPORTUNITIES
                                                   SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $           108,822  $             7,128   $             91,502  $               163
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               65,107                3,261                 64,271                1,372
      Administrative charges................               11,375                  552                 12,029                  164
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               76,482                3,813                 76,300                1,536
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               32,340                3,315                 15,202              (1,373)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                   --                345,330                9,754
      Realized gains (losses) on sale of
        investments.........................              (5,534)              (1,151)                  4,082               15,288
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              (5,534)              (1,151)                349,412               25,042
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              142,541               10,712                766,945               12,983
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              137,007                9,561              1,116,357               38,025
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           169,347  $            12,876   $          1,131,559  $            36,652
                                              ===================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON        INVESCO V.I.            PIMCO VIT           PIMCO VIT
                                                  FOREIGN VIP      INTERNATIONAL GROWTH       HIGH YIELD         LOW DURATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                              -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $           306,945  $             63,366  $           227,813  $           133,176
                                              -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              212,167                58,449               56,165               61,948
      Administrative charges................               39,648                10,898               11,423               11,813
                                              -------------------  --------------------  -------------------  -------------------
        Total expenses......................              251,815                69,347               67,588               73,761
                                              -------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               55,130               (5,981)              160,225               59,415
                                              -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              176,890               298,495                   --                   --
      Realized gains (losses) on sale of
        investments.........................             (99,750)               136,435               15,073             (24,077)
                                              -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               77,140               434,930               15,073             (24,077)
                                              -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            1,697,614               659,341              384,851               86,594
                                              -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            1,774,754             1,094,271              399,924               62,517
                                              -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         1,829,884  $          1,088,290  $           560,149  $           121,932
                                              ===================  ====================  ===================  ===================

                                                    PUTNAM VT             PUTNAM VT
                                                  EQUITY INCOME      SUSTAINABLE LEADERS
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            365,779  $             14,933
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               143,394                29,080
      Administrative charges................                43,169                 3,940
                                              --------------------  --------------------
        Total expenses......................               186,563                33,020
                                              --------------------  --------------------
           Net investment income (loss).....               179,216              (18,087)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,563,188               325,050
      Realized gains (losses) on sale of
        investments.........................               998,401                78,322
                                              --------------------  --------------------
           Net realized gains (losses)......             2,561,589               403,372
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,762,817               301,815
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             4,324,406               705,187
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,503,622  $            687,100
                                              ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 RUSSELL GLOBAL       RUSSELL INTERNATIONAL          RUSSELL
                                             REAL ESTATE SECURITIES     DEVELOPED MARKETS        STRATEGIC BOND
                                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                             ----------------------  ----------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................   $              18,743  $              39,799   $              74,956
                                             ----------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   4,754                 20,565                  34,586
      Administrative charges...............                     567                  2,464                   4,147
                                             ----------------------  ----------------------  ---------------------
         Total expenses....................                   5,321                 23,029                  38,733
                                             ----------------------  ----------------------  ---------------------
           Net investment income (loss)....                  13,422                 16,770                  36,223
                                             ----------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                      --                     --                  34,132
      Realized gains (losses) on sale of
         investments.......................                   1,626                (3,881)                   4,466
                                             ----------------------  ----------------------  ---------------------
           Net realized gains (losses).....                   1,626                (3,881)                  38,598
                                             ----------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  53,600                263,284                 130,168
                                             ----------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  55,226                259,403                 168,766
                                             ----------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              68,648  $             276,173   $             204,989
                                             ======================  ======================  =====================

                                                 RUSSELL U.S.           RUSSELL U.S.
                                               SMALL CAP EQUITY       STRATEGIC EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT
                                             ---------------------  ---------------------

INVESTMENT INCOME:
      Dividends............................  $               5,093  $              55,354
                                             ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 11,896                 65,747
      Administrative charges...............                  1,424                  7,886
                                             ---------------------  ---------------------
         Total expenses....................                 13,320                 73,633
                                             ---------------------  ---------------------
           Net investment income (loss)....                (8,227)               (18,279)
                                             ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 13,199                275,159
      Realized gains (losses) on sale of
         investments.......................                  3,571                 18,379
                                             ---------------------  ---------------------
           Net realized gains (losses).....                 16,770                293,538
                                             ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                174,310              1,049,639
                                             ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                191,080              1,343,177
                                             ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             182,853  $           1,324,898
                                             =====================  =====================

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                           AMERICAN FUNDS(R) GLOBAL GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        222,164  $                     (235,619)
     Net realized gains (losses).......                        10,442,660                       11,061,257
     Change in unrealized gains
         (losses) on investments.......                        20,433,658                     (20,824,393)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        31,098,482                      (9,998,755)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           148,995                          203,202
     Net transfers (including fixed
         account)......................                       (5,061,707)                        4,320,049
     Contract charges..................                         (989,501)                        (997,897)
     Transfers for contract benefits
         and terminations..............                      (10,567,318)                     (10,832,191)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (16,469,531)                      (7,306,837)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        14,628,951                     (17,305,592)
NET ASSETS:
     Beginning of year.................                        96,855,465                      114,161,057
                                         --------------------------------  -------------------------------
     End of year.......................  $                    111,484,416  $                    96,855,465
                                         ================================  ===============================

                                                                  AMERICAN FUNDS(R)
                                                             GLOBAL SMALL CAPITALIZATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (186,235)  $                      (216,062)
     Net realized gains (losses).......                        2,366,730                         2,039,956
     Change in unrealized gains
         (losses) on investments.......                        4,559,078                       (4,636,729)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        6,739,573                       (2,812,835)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           44,630                            55,112
     Net transfers (including fixed
         account)......................                        (362,940)                           443,124
     Contract charges..................                        (244,131)                         (246,610)
     Transfers for contract benefits
         and terminations..............                      (2,515,708)                       (2,279,744)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (3,078,149)                       (2,028,118)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        3,661,424                       (4,840,953)
NET ASSETS:
     Beginning of year.................                       23,204,077                        28,045,030
                                         -------------------------------  --------------------------------
     End of year.......................  $                    26,865,501  $                     23,204,077
                                         ===============================  ================================

                                                             AMERICAN FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (212,413)  $                     (667,225)
     Net realized gains (losses).......                       18,649,908                       21,655,176
     Change in unrealized gains
         (losses) on investments.......                       16,115,309                     (20,750,894)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       34,552,804                          237,057
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          374,712                          300,336
     Net transfers (including fixed
         account)......................                      (2,199,841)                      (6,465,596)
     Contract charges..................                      (1,147,362)                      (1,189,601)
     Transfers for contract benefits
         and terminations..............                     (13,069,287)                     (13,732,726)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (16,041,778)                     (21,087,587)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       18,511,026                     (20,850,530)
NET ASSETS:
     Beginning of year.................                      122,244,250                      143,094,780
                                         -------------------------------  -------------------------------
     End of year.......................  $                   140,755,276  $                   122,244,250
                                         ===============================  ===============================

                                                                   BHFTI AB GLOBAL
                                                                 DYNAMIC ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       631,295  $                       183,994
     Net realized gains (losses).......                           870,398                          489,245
     Change in unrealized gains
         (losses) on investments.......                         2,512,629                      (2,900,362)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         4,014,322                      (2,227,123)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             1,940                           13,233
     Net transfers (including fixed
         account)......................                         (448,780)                        (218,527)
     Contract charges..................                         (292,569)                        (303,474)
     Transfers for contract benefits
         and terminations..............                       (2,016,328)                      (2,413,625)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,755,737)                      (2,922,393)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,258,585                      (5,149,516)
NET ASSETS:
     Beginning of year.................                        24,867,403                       30,016,919
                                          -------------------------------  -------------------------------
     End of year.......................   $                    26,125,988  $                    24,867,403
                                          ===============================  ===============================

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 BALANCED ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        437,206  $                     (360,284)
     Net realized gains (losses).......                        18,092,857                       16,086,207
     Change in unrealized gains
         (losses) on investments.......                        17,704,497                     (28,724,878)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        36,234,560                     (12,998,955)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           170,351                          301,909
     Net transfers (including fixed
         account)......................                         5,629,492                       10,706,093
     Contract charges..................                       (2,619,781)                      (2,698,414)
     Transfers for contract benefits
         and terminations..............                      (20,983,519)                     (23,359,222)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (17,803,457)                     (15,049,634)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        18,431,103                     (28,048,589)
NET ASSETS:
     Beginning of year.................                       212,430,647                      240,479,236
                                         --------------------------------  -------------------------------
     End of year.......................  $                    230,861,750  $                   212,430,647
                                         ================================  ===============================

                                                              BHFTI AMERICAN FUNDS(R)
                                                                 GROWTH ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       227,941   $                   (1,039,501)
     Net realized gains (losses).......                       23,511,621                        19,763,390
     Change in unrealized gains
         (losses) on investments.......                       25,268,392                      (36,801,851)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       49,007,954                      (18,077,962)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          239,455                           200,146
     Net transfers (including fixed
         account)......................                        (783,761)                         (274,462)
     Contract charges..................                      (3,061,879)                       (3,118,566)
     Transfers for contract benefits
         and terminations..............                     (22,620,880)                      (20,375,402)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (26,227,065)                      (23,568,284)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       22,780,889                      (41,646,246)
NET ASSETS:
     Beginning of year.................                      236,340,534                       277,986,780
                                         -------------------------------   -------------------------------
     End of year.......................  $                   259,121,423   $                   236,340,534
                                         ===============================   ===============================

                                                                  BHFTI AMERICAN
                                                                  FUNDS(R) GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (389,313)  $                      (409,250)
     Net realized gains (losses).......                        4,991,130                         5,798,243
     Change in unrealized gains
         (losses) on investments.......                        3,505,051                       (5,661,993)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        8,106,868                         (273,000)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           56,373                            21,871
     Net transfers (including fixed
         account)......................                          639,799                         (910,725)
     Contract charges..................                        (345,113)                         (347,509)
     Transfers for contract benefits
         and terminations..............                      (1,897,737)                       (3,762,380)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,546,678)                       (4,998,743)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,560,190                       (5,271,743)
NET ASSETS:
     Beginning of year.................                       29,243,383                        34,515,126
                                         -------------------------------  --------------------------------
     End of year.......................  $                    35,803,573  $                     29,243,383
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               BHFTI AMERICAN FUNDS(R)
                                                                 MODERATE ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        399,564  $                       145,787
     Net realized gains (losses).......                         6,279,970                        6,194,811
     Change in unrealized gains
         (losses) on investments.......                         6,959,334                     (11,470,482)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        13,638,868                      (5,129,884)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            82,867                            4,437
     Net transfers (including fixed
         account)......................                         1,264,166                        1,355,243
     Contract charges..................                       (1,259,560)                      (1,255,947)
     Transfers for contract benefits
         and terminations..............                       (8,464,550)                      (8,169,044)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (8,377,077)                      (8,065,311)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         5,261,791                     (13,195,195)
NET ASSETS:
     Beginning of year.................                        98,790,377                      111,985,572
                                         --------------------------------  -------------------------------
     End of year.......................  $                    104,052,168  $                    98,790,377
                                         ================================  ===============================

                                                                      BHFTI AQR
                                                                GLOBAL RISK BALANCED
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       112,789  $                       (85,776)
     Net realized gains (losses).......                        (285,531)                           464,878
     Change in unrealized gains
         (losses) on investments.......                        1,386,506                       (1,014,578)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,213,764                         (635,476)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               799
     Net transfers (including fixed
         account)......................                        (642,842)                         (620,578)
     Contract charges..................                         (83,494)                          (92,039)
     Transfers for contract benefits
         and terminations..............                        (700,303)                         (744,249)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,426,639)                       (1,456,067)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (212,875)                       (2,091,543)
NET ASSETS:
     Beginning of year.................                        7,193,407                         9,284,950
                                         -------------------------------  --------------------------------
     End of year.......................  $                     6,980,532  $                      7,193,407
                                         ===============================  ================================

                                                              BHFTI BLACKROCK GLOBAL
                                                                TACTICAL STRATEGIES
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (466,902)  $                       168,254
     Net realized gains (losses).......                          115,803                        3,975,397
     Change in unrealized gains
         (losses) on investments.......                        9,422,932                      (8,635,951)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,071,833                      (4,492,300)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            1,883                          231,062
     Net transfers (including fixed
         account)......................                      (1,863,120)                      (1,095,183)
     Contract charges..................                        (585,709)                        (593,686)
     Transfers for contract benefits
         and terminations..............                      (3,841,023)                      (4,068,840)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (6,287,969)                      (5,526,647)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        2,783,864                     (10,018,947)
NET ASSETS:
     Beginning of year.................                       49,195,191                       59,214,138
                                         -------------------------------  -------------------------------
     End of year.......................  $                    51,979,055  $                    49,195,191
                                         ===============================  ===============================

                                                                        BHFTI
                                                                BLACKROCK HIGH YIELD
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       613,316  $                       511,291
     Net realized gains (losses).......                          (90,973)                        (159,005)
     Change in unrealized gains
         (losses) on investments.......                         1,159,698                        (939,334)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,682,041                        (587,048)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,086                           27,158
     Net transfers (including fixed
         account)......................                           249,274                          226,968
     Contract charges..................                         (101,333)                        (105,644)
     Transfers for contract benefits
         and terminations..............                         (980,136)                      (1,129,627)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (823,109)                        (981,145)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           858,932                      (1,568,193)
NET ASSETS:
     Beginning of year.................                        13,018,379                       14,586,572
                                          -------------------------------  -------------------------------
     End of year.......................   $                    13,877,311  $                    13,018,379
                                          ===============================  ===============================

                                                                        BHFTI
                                                          BRIGHTHOUSE ASSET ALLOCATION 100
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (27,962)  $                     (819,096)
     Net realized gains (losses).......                        18,892,298                       11,219,384
     Change in unrealized gains
         (losses) on investments.......                        12,440,265                     (27,128,135)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        31,304,601                     (16,727,847)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           232,790                          220,886
     Net transfers (including fixed
         account)......................                       (6,418,102)                      (1,543,029)
     Contract charges..................                         (768,984)                        (807,547)
     Transfers for contract benefits
         and terminations..............                      (13,612,833)                     (15,738,985)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (20,567,129)                     (17,868,675)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,737,472                     (34,596,522)
NET ASSETS:
     Beginning of year.................                       130,294,981                      164,891,503
                                         --------------------------------  -------------------------------
     End of year.......................  $                    141,032,453  $                   130,294,981
                                         ================================  ===============================

                                                                       BHFTI
                                                             BRIGHTHOUSE BALANCED PLUS
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,292,713   $                       874,257
     Net realized gains (losses).......                          576,598                        11,546,751
     Change in unrealized gains
         (losses) on investments.......                       23,064,480                      (23,167,440)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       24,933,791                      (10,746,432)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           49,434                           302,619
     Net transfers (including fixed
         account)......................                        (388,914)                         1,030,999
     Contract charges..................                      (1,272,175)                       (1,303,658)
     Transfers for contract benefits
         and terminations..............                     (10,898,424)                       (8,541,483)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (12,510,079)                       (8,511,523)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       12,423,712                      (19,257,955)
NET ASSETS:
     Beginning of year.................                      116,512,104                       135,770,059
                                         -------------------------------   -------------------------------
     End of year.......................  $                   128,935,816   $                   116,512,104
                                         ===============================   ===============================

                                                                       BHFTI
                                                            BRIGHTHOUSE SMALL CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (310,402)  $                      (318,335)
     Net realized gains (losses).......                        3,448,261                         3,055,804
     Change in unrealized gains
         (losses) on investments.......                        6,620,373                      (11,138,955)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,758,232                       (8,401,486)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           60,939                            40,377
     Net transfers (including fixed
         account)......................                      (6,532,259)                         7,061,253
     Contract charges..................                        (203,040)                         (216,341)
     Transfers for contract benefits
         and terminations..............                      (3,546,325)                       (4,304,421)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (10,220,685)                         2,580,868
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (462,453)                       (5,820,618)
NET ASSETS:
     Beginning of year.................                       40,807,551                        46,628,169
                                         -------------------------------  --------------------------------
     End of year.......................  $                    40,345,098  $                     40,807,551
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                             BHFTI BRIGHTHOUSE/ABERDEEN
                                                               EMERGING MARKETS EQUITY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        118,340  $                       531,967
     Net realized gains (losses).......                           125,764                          166,247
     Change in unrealized gains
         (losses) on investments.......                         7,135,098                      (7,351,401)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,379,202                      (6,653,187)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            81,092                          128,701
     Net transfers (including fixed
         account)......................                         4,820,336                        3,048,991
     Contract charges..................                         (290,512)                        (294,837)
     Transfers for contract benefits
         and terminations..............                       (3,236,712)                      (3,181,195)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         1,374,204                        (298,340)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         8,753,406                      (6,951,527)
NET ASSETS:
     Beginning of year.................                        37,677,246                       44,628,773
                                         --------------------------------  -------------------------------
     End of year.......................  $                     46,430,652  $                    37,677,246
                                         ================================  ===============================

                                                               BHFTI BRIGHTHOUSE/EATON
                                                                 VANCE FLOATING RATE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        80,909  $                         56,152
     Net realized gains (losses).......                         (15,394)                             2,772
     Change in unrealized gains
         (losses) on investments.......                           80,625                          (99,780)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          146,140                          (40,856)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           21,000                                --
     Net transfers (including fixed
         account)......................                        (338,471)                           112,841
     Contract charges..................                         (17,627)                          (18,490)
     Transfers for contract benefits
         and terminations..............                        (500,399)                         (252,913)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (835,497)                         (158,562)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (689,357)                         (199,418)
NET ASSETS:
     Beginning of year.................                        3,116,808                         3,316,226
                                         -------------------------------  --------------------------------
     End of year.......................  $                     2,427,451  $                      3,116,808
                                         ===============================  ================================

                                                            BHFTI BRIGHTHOUSE/FRANKLIN
                                                             LOW DURATION TOTAL RETURN
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       651,508  $                       210,616
     Net realized gains (losses).......                        (110,362)                        (153,540)
     Change in unrealized gains
         (losses) on investments.......                          461,242                        (257,192)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,002,388                        (200,116)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           44,737                           43,681
     Net transfers (including fixed
         account)......................                        1,797,711                        1,098,584
     Contract charges..................                        (256,217)                        (269,130)
     Transfers for contract benefits
         and terminations..............                      (2,771,761)                      (2,546,826)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,185,530)                      (1,673,691)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        (183,142)                      (1,873,807)
NET ASSETS:
     Beginning of year.................                       29,105,462                       30,979,269
                                         -------------------------------  -------------------------------
     End of year.......................  $                    28,922,320  $                    29,105,462
                                         ===============================  ===============================

                                                             BHFTI BRIGHTHOUSE/TEMPLETON
                                                                 INTERNATIONAL BOND
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       315,071  $                      (43,367)
     Net realized gains (losses).......                          (52,387)                         (73,205)
     Change in unrealized gains
         (losses) on investments.......                         (244,729)                          120,397
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            17,955                            3,825
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             2,741                           45,951
     Net transfers (including fixed
         account)......................                           442,175                           73,628
     Contract charges..................                          (47,833)                         (54,100)
     Transfers for contract benefits
         and terminations..............                         (418,863)                        (369,403)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (21,780)                        (303,924)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           (3,825)                        (300,099)
NET ASSETS:
     Beginning of year.................                         4,378,565                        4,678,664
                                          -------------------------------  -------------------------------
     End of year.......................   $                     4,374,740  $                     4,378,565
                                          ===============================  ===============================

                                                            BHFTI BRIGHTHOUSE/WELLINGTON
                                                                 LARGE CAP RESEARCH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                          2,994  $                       (4,699)
     Net realized gains (losses).......                         1,203,996                        1,528,458
     Change in unrealized gains
         (losses) on investments.......                           896,776                      (1,998,959)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         2,103,766                        (475,200)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               321                           22,397
     Net transfers (including fixed
         account)......................                          (91,523)                        (528,224)
     Contract charges..................                          (67,513)                         (72,807)
     Transfers for contract benefits
         and terminations..............                         (951,438)                        (670,559)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,110,153)                      (1,249,193)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           993,613                      (1,724,393)
NET ASSETS:
     Beginning of year.................                         7,274,536                        8,998,929
                                         --------------------------------  -------------------------------
     End of year.......................  $                      8,268,149  $                     7,274,536
                                         ================================  ===============================

                                                                       BHFTI
                                                            CLARION GLOBAL REAL ESTATE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       442,949   $                     1,289,838
     Net realized gains (losses).......                          118,012                          (96,772)
     Change in unrealized gains
         (losses) on investments.......                        5,176,766                       (4,201,536)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        5,737,727                       (3,008,470)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           59,683                            99,400
     Net transfers (including fixed
         account)......................                      (1,505,381)                           437,841
     Contract charges..................                        (135,973)                         (138,800)
     Transfers for contract benefits
         and terminations..............                      (2,681,029)                       (2,778,652)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,262,700)                       (2,380,211)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        1,475,027                       (5,388,681)
NET ASSETS:
     Beginning of year.................                       26,223,540                        31,612,221
                                         -------------------------------   -------------------------------
     End of year.......................  $                    27,698,567   $                    26,223,540
                                         ===============================   ===============================

                                                                       BHFTI
                                                           HARRIS OAKMARK INTERNATIONAL
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       234,239  $                          6,044
     Net realized gains (losses).......                        2,879,512                         2,616,904
     Change in unrealized gains
         (losses) on investments.......                        6,141,389                      (18,099,565)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,255,140                      (15,476,617)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           65,677                            48,900
     Net transfers (including fixed
         account)......................                        (238,689)                       (4,298,209)
     Contract charges..................                        (274,701)                         (294,605)
     Transfers for contract benefits
         and terminations..............                      (3,830,365)                       (4,518,371)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,278,078)                       (9,062,285)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        4,977,062                      (24,538,902)
NET ASSETS:
     Beginning of year.................                       42,848,687                        67,387,589
                                         -------------------------------  --------------------------------
     End of year.......................  $                    47,825,749  $                     42,848,687
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                          INVESCO BALANCED-RISK ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (166,375)  $                      (33,561)
     Net realized gains (losses).......                         (142,862)                          913,979
     Change in unrealized gains
         (losses) on investments.......                         1,879,312                      (1,946,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,570,075                      (1,066,240)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                          (68,249)                      (1,192,093)
     Contract charges..................                         (128,481)                        (137,637)
     Transfers for contract benefits
         and terminations..............                       (1,070,568)                      (1,653,296)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,267,298)                      (2,983,026)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           302,777                      (4,049,266)
NET ASSETS:
     Beginning of year.................                        12,151,873                       16,201,139
                                         --------------------------------  -------------------------------
     End of year.......................  $                     12,454,650  $                    12,151,873
                                         ================================  ===============================

                                                                        BHFTI
                                                                  INVESCO COMSTOCK
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,048,231  $                      (484,163)
     Net realized gains (losses).......                       14,169,287                        12,695,473
     Change in unrealized gains
         (losses) on investments.......                        5,820,196                      (25,810,887)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       21,037,714                      (13,599,577)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          177,314                           377,498
     Net transfers (including fixed
         account)......................                        (497,400)                       (1,299,296)
     Contract charges..................                        (657,961)                         (687,561)
     Transfers for contract benefits
         and terminations..............                      (8,733,723)                      (10,690,557)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (9,711,770)                      (12,299,916)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       11,325,944                      (25,899,493)
NET ASSETS:
     Beginning of year.................                       92,001,894                       117,901,387
                                         -------------------------------  --------------------------------
     End of year.......................  $                   103,327,838  $                     92,001,894
                                         ===============================  ================================

                                                                       BHFTI
                                                               INVESCO GLOBAL EQUITY
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (69,617)  $                        14,086
     Net realized gains (losses).......                        6,536,849                        5,959,889
     Change in unrealized gains
         (losses) on investments.......                        4,551,067                     (12,041,515)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       11,018,299                      (6,067,540)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           63,068                          169,688
     Net transfers (including fixed
         account)......................                      (1,293,719)                          970,548
     Contract charges..................                        (263,812)                        (274,466)
     Transfers for contract benefits
         and terminations..............                      (4,453,021)                      (4,445,875)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (5,947,484)                      (3,580,105)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        5,070,815                      (9,647,645)
NET ASSETS:
     Beginning of year.................                       38,203,264                       47,850,909
                                         -------------------------------  -------------------------------
     End of year.......................  $                    43,274,079  $                    38,203,264
                                         ===============================  ===============================

                                                                        BHFTI
                                                              INVESCO SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (735,269)  $                     (816,444)
     Net realized gains (losses).......                         7,238,240                        6,865,047
     Change in unrealized gains
         (losses) on investments.......                         2,484,216                     (10,470,712)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         8,987,187                      (4,422,109)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           109,508                          106,688
     Net transfers (including fixed
         account)......................                            44,152                        (975,932)
     Contract charges..................                         (207,417)                        (220,824)
     Transfers for contract benefits
         and terminations..............                       (3,688,020)                      (4,839,427)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (3,741,777)                      (5,929,495)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         5,245,410                     (10,351,604)
NET ASSETS:
     Beginning of year.................                        40,865,431                       51,217,035
                                          -------------------------------  -------------------------------
     End of year.......................   $                    46,110,841  $                    40,865,431
                                          ===============================  ===============================

                                                                        BHFTI
                                                                 JPMORGAN CORE BOND
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        378,701  $                       156,053
     Net realized gains (losses).......                          (25,104)                        (148,792)
     Change in unrealized gains
         (losses) on investments.......                           466,519                        (270,494)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           820,116                        (263,233)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            19,153                            5,042
     Net transfers (including fixed
         account)......................                         1,099,578                      (1,114,505)
     Contract charges..................                         (162,310)                        (165,016)
     Transfers for contract benefits
         and terminations..............                         (953,218)                        (966,852)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                             3,203                      (2,241,331)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           823,319                      (2,504,564)
NET ASSETS:
     Beginning of year.................                        12,812,203                       15,316,767
                                         --------------------------------  -------------------------------
     End of year.......................  $                     13,635,522  $                    12,812,203
                                         ================================  ===============================

                                                                       BHFTI
                                                         JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       234,417   $                        66,091
     Net realized gains (losses).......                           78,446                           935,414
     Change in unrealized gains
         (losses) on investments.......                        1,866,064                       (2,388,550)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        2,178,927                       (1,387,045)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                            79,330
     Net transfers (including fixed
         account)......................                        (513,958)                           978,724
     Contract charges..................                        (165,786)                         (168,922)
     Transfers for contract benefits
         and terminations..............                      (1,087,490)                       (1,233,942)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,767,234)                         (344,810)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          411,693                       (1,731,855)
NET ASSETS:
     Beginning of year.................                       14,727,446                        16,459,301
                                         -------------------------------   -------------------------------
     End of year.......................  $                    15,139,139   $                    14,727,446
                                         ===============================   ===============================

                                                                       BHFTI
                                                             JPMORGAN SMALL CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        17,365  $                         14,326
     Net realized gains (losses).......                          838,066                           741,418
     Change in unrealized gains
         (losses) on investments.......                          471,798                       (1,977,502)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,327,229                       (1,221,758)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            3,332                            12,486
     Net transfers (including fixed
         account)......................                          413,042                         (127,403)
     Contract charges..................                         (70,334)                          (71,742)
     Transfers for contract benefits
         and terminations..............                        (580,966)                         (720,418)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (234,926)                         (907,077)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,092,303                       (2,128,835)
NET ASSETS:
     Beginning of year.................                        7,275,032                         9,403,867
                                         -------------------------------  --------------------------------
     End of year.......................  $                     8,367,335  $                      7,275,032
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                           LOOMIS SAYLES GLOBAL ALLOCATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (19,166)  $                        25,751
     Net realized gains (losses).......                         1,449,121                        1,177,620
     Change in unrealized gains
         (losses) on investments.......                         1,374,049                      (2,055,013)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         2,804,004                        (851,642)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,757                           45,823
     Net transfers (including fixed
         account)......................                         (279,478)                          217,524
     Contract charges..................                         (126,362)                        (123,999)
     Transfers for contract benefits
         and terminations..............                         (999,795)                        (812,869)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,395,878)                        (673,521)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,408,126                      (1,525,163)
NET ASSETS:
     Beginning of year.................                        11,535,397                       13,060,560
                                         --------------------------------  -------------------------------
     End of year.......................  $                     12,943,523  $                    11,535,397
                                         ================================  ===============================

                                                                        BHFTI
                                                                LOOMIS SAYLES GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (553,117)  $                      (827,638)
     Net realized gains (losses).......                       14,138,720                         9,568,944
     Change in unrealized gains
         (losses) on investments.......                        1,322,211                      (14,965,354)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       14,907,814                       (6,224,048)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          246,291                           205,498
     Net transfers (including fixed
         account)......................                      (1,189,705)                       (1,536,254)
     Contract charges..................                        (337,067)                         (372,900)
     Transfers for contract benefits
         and terminations..............                      (6,705,049)                       (7,377,269)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (7,985,530)                       (9,080,925)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,922,284                      (15,304,973)
NET ASSETS:
     Beginning of year.................                       71,866,591                        87,171,564
                                         -------------------------------  --------------------------------
     End of year.......................  $                    78,788,875  $                     71,866,591
                                         ===============================  ================================

                                                                       BHFTI
                                                         METLIFE MULTI-INDEX TARGETED RISK
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        66,852  $                        27,027
     Net realized gains (losses).......                            7,078                          701,826
     Change in unrealized gains
         (losses) on investments.......                        1,773,859                      (1,728,635)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,847,789                        (999,782)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               --
     Net transfers (including fixed
         account)......................                           12,789                        (493,067)
     Contract charges..................                        (113,334)                        (123,665)
     Transfers for contract benefits
         and terminations..............                      (1,046,944)                        (928,191)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,147,489)                      (1,544,923)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          700,300                      (2,544,705)
NET ASSETS:
     Beginning of year.................                        9,817,871                       12,362,576
                                         -------------------------------  -------------------------------
     End of year.......................  $                    10,518,171  $                     9,817,871
                                         ===============================  ===============================

                                                                        BHFTI
                                                            MFS(R) RESEARCH INTERNATIONAL
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                        60,270  $                       672,863
     Net realized gains (losses).......                         5,066,488                        1,027,853
     Change in unrealized gains
         (losses) on investments.......                        17,201,863                     (17,230,911)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        22,328,621                     (15,530,195)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           320,597                          261,540
     Net transfers (including fixed
         account)......................                         (883,579)                        1,513,188
     Contract charges..................                         (412,260)                        (427,790)
     Transfers for contract benefits
         and terminations..............                       (8,426,372)                      (9,131,638)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (9,401,614)                      (7,784,700)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        12,927,007                     (23,314,895)
NET ASSETS:
     Beginning of year.................                        87,005,436                      110,320,331
                                          -------------------------------  -------------------------------
     End of year.......................   $                    99,932,443  $                    87,005,436
                                          ===============================  ===============================

                                                                        BHFTI
                                                              MORGAN STANLEY DISCOVERY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (715,171)  $                     (668,963)
     Net realized gains (losses).......                        17,881,821                       17,076,684
     Change in unrealized gains
         (losses) on investments.......                         3,696,774                     (10,506,566)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        20,863,424                        5,901,155
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           217,069                          117,849
     Net transfers (including fixed
         account)......................                       (2,846,603)                      (3,795,240)
     Contract charges..................                         (310,338)                        (303,138)
     Transfers for contract benefits
         and terminations..............                       (7,491,553)                      (5,193,493)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (10,431,425)                      (9,174,022)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,431,999                      (3,272,867)
NET ASSETS:
     Beginning of year.................                        55,045,283                       58,318,150
                                         --------------------------------  -------------------------------
     End of year.......................  $                     65,477,282  $                    55,045,283
                                         ================================  ===============================

                                                                       BHFTI
                                                         PANAGORA GLOBAL DIVERSIFIED RISK
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        11,004   $                      (14,531)
     Net realized gains (losses).......                            3,798                            45,870
     Change in unrealized gains
         (losses) on investments.......                          101,457                         (129,454)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          116,259                          (98,115)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              197                                --
     Net transfers (including fixed
         account)......................                          147,736                         (313,168)
     Contract charges..................                          (7,296)                           (9,509)
     Transfers for contract benefits
         and terminations..............                         (35,937)                         (159,878)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          104,700                         (482,555)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          220,959                         (580,670)
NET ASSETS:
     Beginning of year.................                          571,634                         1,152,304
                                         -------------------------------   -------------------------------
     End of year.......................  $                       792,593   $                       571,634
                                         ===============================   ===============================

                                                                       BHFTI
                                                          PIMCO INFLATION PROTECTED BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,541,717  $                        263,350
     Net realized gains (losses).......                        (752,019)                       (1,078,708)
     Change in unrealized gains
         (losses) on investments.......                        4,010,892                       (2,039,581)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        4,800,590                       (2,854,939)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          133,028                           183,509
     Net transfers (including fixed
         account)......................                        1,235,532                           781,294
     Contract charges..................                        (629,767)                         (664,796)
     Transfers for contract benefits
         and terminations..............                      (6,494,787)                       (7,341,801)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (5,755,994)                       (7,041,794)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (955,404)                       (9,896,733)
NET ASSETS:
     Beginning of year.................                       71,198,525                        81,095,258
                                         -------------------------------  --------------------------------
     End of year.......................  $                    70,243,121  $                     71,198,525
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                        BHFTI
                                                                 PIMCO TOTAL RETURN
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      5,992,757  $                       739,150
     Net realized gains (losses).......                            67,209                      (1,768,364)
     Change in unrealized gains
         (losses) on investments.......                        18,166,723                      (4,500,654)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        24,226,689                      (5,529,868)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           868,255                          776,678
     Net transfers (including fixed
         account)......................                         5,973,368                        5,154,318
     Contract charges..................                       (2,740,784)                      (2,876,161)
     Transfers for contract benefits
         and terminations..............                      (33,790,872)                     (35,275,953)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (29,690,033)                     (32,221,118)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (5,463,344)                     (37,750,986)
NET ASSETS:
     Beginning of year.................                       345,106,971                      382,857,957
                                         --------------------------------  -------------------------------
     End of year.......................  $                    339,643,627  $                   345,106,971
                                         ================================  ===============================

                                                                        BHFTI
                                                            SCHRODERS GLOBAL MULTI-ASSET
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        22,822  $                         31,582
     Net realized gains (losses).......                          107,404                           656,154
     Change in unrealized gains
         (losses) on investments.......                        1,707,214                       (1,729,866)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,837,440                       (1,042,130)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           16,383                             4,773
     Net transfers (including fixed
         account)......................                      (1,096,429)                         3,959,806
     Contract charges..................                        (117,394)                         (111,538)
     Transfers for contract benefits
         and terminations..............                        (907,494)                         (723,840)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,104,934)                         3,129,201
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        (267,494)                         2,087,071
NET ASSETS:
     Beginning of year.................                        9,950,446                         7,863,375
                                         -------------------------------  --------------------------------
     End of year.......................  $                     9,682,952  $                      9,950,446
                                         ===============================  ================================

                                                                       BHFTI
                                                            SSGA GROWTH AND INCOME ETF
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,421,768  $                     1,539,874
     Net realized gains (losses).......                        6,641,381                        7,370,486
     Change in unrealized gains
         (losses) on investments.......                       12,172,573                     (18,498,688)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       20,235,722                      (9,588,328)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          163,830                          530,569
     Net transfers (including fixed
         account)......................                      (1,081,577)                      (3,079,967)
     Contract charges..................                      (1,243,416)                      (1,295,371)
     Transfers for contract benefits
         and terminations..............                     (10,243,663)                     (12,622,965)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (12,404,826)                     (16,467,734)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        7,830,896                     (26,056,062)
NET ASSETS:
     Beginning of year.................                      115,618,512                      141,674,574
                                         -------------------------------  -------------------------------
     End of year.......................  $                   123,449,408  $                   115,618,512
                                         ===============================  ===============================

                                                                        BHFTI
                                                                   SSGA GROWTH ETF
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       195,805  $                       250,938
     Net realized gains (losses).......                         2,808,638                        3,262,521
     Change in unrealized gains
         (losses) on investments.......                         4,650,353                      (7,832,247)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,654,796                      (4,318,788)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           112,422                           51,099
     Net transfers (including fixed
         account)......................                       (1,106,801)                        (192,127)
     Contract charges..................                         (420,215)                        (433,181)
     Transfers for contract benefits
         and terminations..............                       (1,927,624)                      (4,634,398)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (3,342,218)                      (5,208,607)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         4,312,578                      (9,527,395)
NET ASSETS:
     Beginning of year.................                        38,512,802                       48,040,197
                                          -------------------------------  -------------------------------
     End of year.......................   $                    42,825,380  $                    38,512,802
                                          ===============================  ===============================

                                                                        BHFTI
                                                            T. ROWE PRICE LARGE CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      3,947,979  $                     2,713,469
     Net realized gains (losses).......                        62,256,562                       63,527,110
     Change in unrealized gains
         (losses) on investments.......                        38,797,604                    (116,815,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       105,002,145                     (50,575,079)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                         1,127,282                        1,743,420
     Net transfers (including fixed
         account)......................                       (4,369,650)                      (7,187,114)
     Contract charges..................                       (1,539,159)                      (1,615,917)
     Transfers for contract benefits
         and terminations..............                      (49,344,823)                     (53,380,622)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (54,126,350)                     (60,440,233)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        50,875,795                    (111,015,312)
NET ASSETS:
     Beginning of year.................                       440,696,268                      551,711,580
                                         --------------------------------  -------------------------------
     End of year.......................  $                    491,572,063  $                   440,696,268
                                         ================================  ===============================

                                                                       BHFTI
                                                           T. ROWE PRICE MID CAP GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                   (1,172,432)   $                   (1,259,454)
     Net realized gains (losses).......                       14,180,694                        12,849,217
     Change in unrealized gains
         (losses) on investments.......                        6,034,785                      (13,759,207)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       19,043,047                       (2,169,444)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           32,885                            69,420
     Net transfers (including fixed
         account)......................                      (2,617,647)                       (1,974,732)
     Contract charges..................                        (394,664)                         (399,112)
     Transfers for contract benefits
         and terminations..............                      (6,949,674)                       (7,388,244)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (9,929,100)                       (9,692,668)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        9,113,947                      (11,862,112)
NET ASSETS:
     Beginning of year.................                       68,259,824                        80,121,936
                                         -------------------------------   -------------------------------
     End of year.......................  $                    77,373,771   $                    68,259,824
                                         ===============================   ===============================

                                                                       BHFTI
                                                          VICTORY SYCAMORE MID CAP VALUE
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (144,201)  $                      (969,976)
     Net realized gains (losses).......                        3,995,604                        27,890,618
     Change in unrealized gains
         (losses) on investments.......                       30,306,647                      (42,986,719)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       34,158,050                      (16,066,077)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          225,113                           503,193
     Net transfers (including fixed
         account)......................                      (1,752,715)                       (1,661,020)
     Contract charges..................                        (654,799)                         (684,886)
     Transfers for contract benefits
         and terminations..............                     (14,016,930)                      (15,154,446)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (16,199,331)                      (16,997,159)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       17,958,719                      (33,063,236)
NET ASSETS:
     Beginning of year.................                      129,345,097                       162,408,333
                                         -------------------------------  --------------------------------
     End of year.......................  $                   147,303,816  $                    129,345,097
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                 BHFTI WELLS CAPITAL
                                                              MANAGEMENT MID CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (140,352)  $                     (110,536)
     Net realized gains (losses).......                           142,687                        1,030,218
     Change in unrealized gains
         (losses) on investments.......                         3,733,429                      (3,035,789)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         3,735,764                      (2,116,107)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            23,102                           47,609
     Net transfers (including fixed
         account)......................                         (807,727)                        (438,861)
     Contract charges..................                          (62,908)                         (69,169)
     Transfers for contract benefits
         and terminations..............                       (1,127,099)                      (1,404,360)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,974,632)                      (1,864,781)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,761,132                      (3,980,888)
NET ASSETS:
     Beginning of year.................                        11,966,363                       15,947,251
                                         --------------------------------  -------------------------------
     End of year.......................  $                     13,727,495  $                    11,966,363
                                         ================================  ===============================

                                                           BHFTI WESTERN ASSET MANAGEMENT
                                                                  GOVERNMENT INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        89,175  $                         97,224
     Net realized gains (losses).......                         (22,162)                          (37,956)
     Change in unrealized gains
         (losses) on investments.......                          279,950                         (115,648)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          346,963                          (56,380)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              180                            11,742
     Net transfers (including fixed
         account)......................                        1,531,064                           852,531
     Contract charges..................                         (66,664)                          (56,068)
     Transfers for contract benefits
         and terminations..............                        (849,680)                         (326,131)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          614,900                           482,074
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          961,863                           425,694
NET ASSETS:
     Beginning of year.................                        5,938,080                         5,512,386
                                         -------------------------------  --------------------------------
     End of year.......................  $                     6,899,943  $                      5,938,080
                                         ===============================  ================================

                                                                      BHFTII
                                                        BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (68,437)  $                      (97,929)
     Net realized gains (losses).......                        1,227,585                          374,443
     Change in unrealized gains
         (losses) on investments.......                        2,653,820                      (3,231,051)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        3,812,968                      (2,954,537)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            7,348                            6,039
     Net transfers (including fixed
         account)......................                        (511,037)                          971,878
     Contract charges..................                        (154,574)                        (156,353)
     Transfers for contract benefits
         and terminations..............                        (967,907)                      (1,297,026)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,626,170)                        (475,462)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        2,186,798                      (3,429,999)
NET ASSETS:
     Beginning of year.................                       13,116,579                       16,546,578
                                         -------------------------------  -------------------------------
     End of year.......................  $                    15,303,377  $                    13,116,579
                                         ===============================  ===============================

                                                                       BHFTII
                                                                BLACKROCK BOND INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     2,382,401  $                     2,077,454
     Net realized gains (losses).......                          (57,832)                        (418,050)
     Change in unrealized gains
         (losses) on investments.......                         5,062,698                      (3,210,709)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         7,387,267                      (1,551,305)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           135,899                          195,621
     Net transfers (including fixed
         account)......................                         4,488,773                        3,370,058
     Contract charges..................                         (751,068)                        (766,068)
     Transfers for contract benefits
         and terminations..............                       (8,414,260)                      (8,831,783)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (4,540,656)                      (6,032,172)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         2,846,611                      (7,583,477)
NET ASSETS:
     Beginning of year.................                        88,430,582                       96,014,059
                                          -------------------------------  -------------------------------
     End of year.......................   $                    91,277,193  $                    88,430,582
                                          ===============================  ===============================

                                                                       BHFTII
                                                           BLACKROCK CAPITAL APPRECIATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (133,186)  $                     (135,923)
     Net realized gains (losses).......                         2,534,507                        2,187,595
     Change in unrealized gains
         (losses) on investments.......                         1,121,575                      (1,906,829)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         3,522,896                          144,843
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             4,623                            3,303
     Net transfers (including fixed
         account)......................                         1,032,758                          728,135
     Contract charges..................                          (60,214)                         (50,605)
     Transfers for contract benefits
         and terminations..............                       (1,013,289)                        (949,386)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (36,122)                        (268,553)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,486,774                        (123,710)
NET ASSETS:
     Beginning of year.................                        11,432,231                       11,555,941
                                         --------------------------------  -------------------------------
     End of year.......................  $                     14,919,005  $                    11,432,231
                                         ================================  ===============================

                                                                      BHFTII
                                                          BLACKROCK ULTRA-SHORT TERM BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (5,387)   $                     (407,311)
     Net realized gains (losses).......                          166,387                           110,197
     Change in unrealized gains
         (losses) on investments.......                            9,535                           297,210
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          170,535                                96
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          202,453                           357,775
     Net transfers (including fixed
         account)......................                        7,147,138                         4,366,687
     Contract charges..................                        (467,092)                         (487,997)
     Transfers for contract benefits
         and terminations..............                      (9,855,722)                       (7,029,607)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,973,223)                       (2,793,142)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                      (2,802,688)                       (2,793,046)
NET ASSETS:
     Beginning of year.................                       51,886,956                        54,680,002
                                         -------------------------------   -------------------------------
     End of year.......................  $                    49,084,268   $                    51,886,956
                                         ===============================   ===============================

                                                                      BHFTII
                                                          BRIGHTHOUSE ASSET ALLOCATION 20
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       221,904  $                        201,196
     Net realized gains (losses).......                          490,267                            90,848
     Change in unrealized gains
         (losses) on investments.......                        1,609,202                       (1,135,221)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        2,321,373                         (843,177)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           10,827                            93,168
     Net transfers (including fixed
         account)......................                        7,225,287                         5,629,603
     Contract charges..................                        (225,560)                         (199,545)
     Transfers for contract benefits
         and terminations..............                      (2,494,582)                       (1,932,285)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        4,515,972                         3,590,941
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        6,837,345                         2,747,764
NET ASSETS:
     Beginning of year.................                       20,617,259                        17,869,495
                                         -------------------------------  --------------------------------
     End of year.......................  $                    27,454,604  $                     20,617,259
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                       BHFTII
                                                           BRIGHTHOUSE ASSET ALLOCATION 40
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      8,039,319  $                     6,864,690
     Net realized gains (losses).......                        37,321,563                       23,181,509
     Change in unrealized gains
         (losses) on investments.......                        71,064,077                     (82,271,659)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       116,424,959                     (52,225,460)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                         1,863,415                        1,800,195
     Net transfers (including fixed
         account)......................                       (1,113,203)                     (16,297,526)
     Contract charges..................                       (8,310,227)                      (8,698,899)
     Transfers for contract benefits
         and terminations..............                      (88,249,811)                     (90,313,966)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (95,809,826)                    (113,510,196)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        20,615,133                    (165,735,656)
NET ASSETS:
     Beginning of year.................                       859,734,021                    1,025,469,677
                                         --------------------------------  -------------------------------
     End of year.......................  $                    880,349,154  $                   859,734,021
                                         ================================  ===============================

                                                                       BHFTII
                                                           BRIGHTHOUSE ASSET ALLOCATION 60
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                    16,097,393  $                     10,113,632
     Net realized gains (losses).......                      153,781,836                        80,662,099
     Change in unrealized gains
         (losses) on investments.......                      179,595,157                     (249,155,678)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      349,474,386                     (158,379,947)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                        3,412,136                         5,833,309
     Net transfers (including fixed
         account)......................                      (9,015,103)                      (14,784,107)
     Contract charges..................                     (20,203,850)                      (20,943,916)
     Transfers for contract benefits
         and terminations..............                    (194,758,417)                     (211,434,701)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                    (220,565,234)                     (241,329,415)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                      128,909,152                     (399,709,362)
NET ASSETS:
     Beginning of year.................                    2,023,222,759                     2,422,932,121
                                         -------------------------------  --------------------------------
     End of year.......................  $                 2,152,131,911  $                  2,023,222,759
                                         ===============================  ================================

                                                                      BHFTII
                                                          BRIGHTHOUSE ASSET ALLOCATION 80
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     4,496,343  $                   (2,108,521)
     Net realized gains (losses).......                      134,550,762                       70,772,095
     Change in unrealized gains
         (losses) on investments.......                      140,096,750                    (206,001,775)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                      279,143,855                    (137,338,201)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                        2,136,884                        2,624,584
     Net transfers (including fixed
         account)......................                     (23,517,100)                     (12,628,972)
     Contract charges..................                     (13,264,027)                     (13,740,712)
     Transfers for contract benefits
         and terminations..............                    (126,854,581)                    (134,530,775)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                    (161,498,824)                    (158,275,875)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                      117,645,031                    (295,614,076)
NET ASSETS:
     Beginning of year.................                    1,328,960,478                    1,624,574,554
                                         -------------------------------  -------------------------------
     End of year.......................  $                 1,446,605,509  $                 1,328,960,478
                                         ===============================  ===============================

                                                                       BHFTII
                                                          BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (347,825)  $                     (432,496)
     Net realized gains (losses).......                         3,545,134                        2,231,005
     Change in unrealized gains
         (losses) on investments.......                         2,299,097                      (6,431,339)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         5,496,406                      (4,632,830)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            38,077                           24,565
     Net transfers (including fixed
         account)......................                           156,216                           48,649
     Contract charges..................                         (143,001)                        (150,794)
     Transfers for contract benefits
         and terminations..............                       (2,529,889)                      (3,313,703)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (2,478,597)                      (3,391,283)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,017,809                      (8,024,113)
NET ASSETS:
     Beginning of year.................                        26,368,120                       34,392,233
                                          -------------------------------  -------------------------------
     End of year.......................   $                    29,385,929  $                    26,368,120
                                          ===============================  ===============================

                                                           BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                             INTERNATIONAL SMALL COMPANY
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (16,287)  $                        53,742
     Net realized gains (losses).......                           251,054                          334,619
     Change in unrealized gains
         (losses) on investments.......                           580,856                      (1,508,545)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           815,623                      (1,120,184)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               760                            2,238
     Net transfers (including fixed
         account)......................                            14,319                          754,721
     Contract charges..................                          (32,225)                         (37,893)
     Transfers for contract benefits
         and terminations..............                         (455,204)                        (379,321)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (472,350)                          339,745
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           343,273                        (780,439)
NET ASSETS:
     Beginning of year.................                         4,045,572                        4,826,011
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,388,845  $                     4,045,572
                                         ================================  ===============================

                                                           BHFTII BRIGHTHOUSE/WELLINGTON
                                                             CORE EQUITY OPPORTUNITIES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       404,618   $                       725,358
     Net realized gains (losses).......                       25,991,019                        17,647,476
     Change in unrealized gains
         (losses) on investments.......                       37,013,959                      (21,054,241)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       63,409,596                       (2,681,407)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          362,336                           406,827
     Net transfers (including fixed
         account)......................                      (8,546,507)                       (8,183,883)
     Contract charges..................                      (1,164,461)                       (1,177,817)
     Transfers for contract benefits
         and terminations..............                     (24,656,812)                      (24,830,947)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (34,005,444)                      (33,785,820)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                       29,404,152                      (36,467,227)
NET ASSETS:
     Beginning of year.................                      229,409,483                       265,876,710
                                         -------------------------------   -------------------------------
     End of year.......................  $                   258,813,635   $                   229,409,483
                                         ===============================   ===============================

                                                          BHFTII FRONTIER MID CAP GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (127,912)  $                      (135,547)
     Net realized gains (losses).......                        1,176,396                         1,106,994
     Change in unrealized gains
         (losses) on investments.......                          923,077                       (1,478,496)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,971,561                         (507,049)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           18,908                             5,076
     Net transfers (including fixed
         account)......................                        (381,090)                          (47,309)
     Contract charges..................                         (45,871)                          (46,840)
     Transfers for contract benefits
         and terminations..............                        (567,824)                         (795,738)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (975,877)                         (884,811)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          995,684                       (1,391,860)
NET ASSETS:
     Beginning of year.................                        6,735,050                         8,126,910
                                         -------------------------------  --------------------------------
     End of year.......................  $                     7,730,734  $                      6,735,050
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               BHFTII JENNISON GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                    (1,673,336)  $                   (1,883,480)
     Net realized gains (losses).......                        21,916,090                       25,363,681
     Change in unrealized gains
         (losses) on investments.......                        13,737,780                     (23,658,935)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        33,980,534                        (178,734)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           293,116                          351,766
     Net transfers (including fixed
         account)......................                       (2,237,005)                      (2,469,250)
     Contract charges..................                         (559,831)                        (562,282)
     Transfers for contract benefits
         and terminations..............                      (12,191,960)                     (13,665,155)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (14,695,680)                     (16,344,921)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        19,284,854                     (16,523,655)
NET ASSETS:
     Beginning of year.................                       116,272,297                      132,795,952
                                         --------------------------------  -------------------------------
     End of year.......................  $                    135,557,151  $                   116,272,297
                                         ================================  ===============================

                                                                       BHFTII
                                                           LOOMIS SAYLES SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (176,057)  $                      (184,889)
     Net realized gains (losses).......                        3,006,651                         3,020,669
     Change in unrealized gains
         (losses) on investments.......                          605,774                       (2,798,882)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        3,436,368                            36,898
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           20,817                            62,958
     Net transfers (including fixed
         account)......................                           17,328                         (107,631)
     Contract charges..................                         (91,772)                          (90,270)
     Transfers for contract benefits
         and terminations..............                      (1,517,744)                       (1,531,855)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (1,571,371)                       (1,666,798)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,864,997                       (1,629,900)
NET ASSETS:
     Beginning of year.................                       14,007,030                        15,636,930
                                         -------------------------------  --------------------------------
     End of year.......................  $                    15,872,027  $                     14,007,030
                                         ===============================  ================================

                                                                      BHFTII
                                                           METLIFE AGGREGATE BOND INDEX
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       119,347  $                        95,508
     Net realized gains (losses).......                          (7,378)                         (71,191)
     Change in unrealized gains
         (losses) on investments.......                          344,110                        (137,136)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          456,079                        (112,819)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            6,004                            4,212
     Net transfers (including fixed
         account)......................                        1,159,836                          813,220
     Contract charges..................                         (65,733)                         (55,919)
     Transfers for contract benefits
         and terminations..............                        (698,026)                        (983,220)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          402,081                        (221,707)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          858,160                        (334,526)
NET ASSETS:
     Beginning of year.................                        6,162,312                        6,496,838
                                         -------------------------------  -------------------------------
     End of year.......................  $                     7,020,472  $                     6,162,312
                                         ===============================  ===============================

                                                                       BHFTII
                                                             METLIFE MID CAP STOCK INDEX
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                      (40,597)  $                      (56,964)
     Net realized gains (losses).......                           707,496                          705,929
     Change in unrealized gains
         (losses) on investments.......                           793,643                      (1,638,582)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,460,542                        (989,617)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             5,724                            2,024
     Net transfers (including fixed
         account)......................                         (347,323)                          162,997
     Contract charges..................                          (52,145)                         (54,373)
     Transfers for contract benefits
         and terminations..............                         (553,749)                        (359,263)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (947,493)                        (248,615)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           513,049                      (1,238,232)
NET ASSETS:
     Beginning of year.................                         6,527,544                        7,765,776
                                          -------------------------------  -------------------------------
     End of year.......................   $                     7,040,593  $                     6,527,544
                                          ===============================  ===============================

                                                                       BHFTII
                                                             METLIFE MSCI EAFE(R) INDEX
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         27,997  $                        34,769
     Net realized gains (losses).......                            34,648                           27,727
     Change in unrealized gains
         (losses) on investments.......                           496,833                        (552,538)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           559,478                        (490,042)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                           544,474                          259,616
     Contract charges..................                          (36,347)                         (35,509)
     Transfers for contract benefits
         and terminations..............                         (154,227)                        (181,520)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                           353,900                           42,587
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           913,378                        (447,455)
NET ASSETS:
     Beginning of year.................                         2,696,471                        3,143,926
                                         --------------------------------  -------------------------------
     End of year.......................  $                      3,609,849  $                     2,696,471
                                         ================================  ===============================

                                                                      BHFTII
                                                           METLIFE RUSSELL 2000(R) INDEX
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (38,216)   $                      (50,561)
     Net realized gains (losses).......                          562,157                           606,274
     Change in unrealized gains
         (losses) on investments.......                          595,378                       (1,259,666)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,119,319                         (703,953)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                               730
     Net transfers (including fixed
         account)......................                          169,758                            54,798
     Contract charges..................                         (43,472)                          (49,493)
     Transfers for contract benefits
         and terminations..............                        (477,269)                         (776,423)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (350,983)                         (770,388)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          768,336                       (1,474,341)
NET ASSETS:
     Beginning of year.................                        5,014,307                         6,488,648
                                         -------------------------------   -------------------------------
     End of year.......................  $                     5,782,643   $                     5,014,307
                                         ===============================   ===============================

                                                            BHFTII METLIFE STOCK INDEX
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       169,180  $                       (19,160)
     Net realized gains (losses).......                        5,735,972                         4,589,317
     Change in unrealized gains
         (losses) on investments.......                        7,650,904                       (7,794,573)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       13,556,056                       (3,224,416)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           35,085                             9,521
     Net transfers (including fixed
         account)......................                          894,674                           985,088
     Contract charges..................                        (290,746)                         (287,919)
     Transfers for contract benefits
         and terminations..............                      (4,038,371)                       (3,250,690)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (3,399,358)                       (2,544,000)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       10,156,698                       (5,768,416)
NET ASSETS:
     Beginning of year.................                       48,425,461                        54,193,877
                                         -------------------------------  --------------------------------
     End of year.......................  $                    58,582,159  $                     48,425,461
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                             BHFTII MFS(R) TOTAL RETURN
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        956,813  $                       965,898
     Net realized gains (losses).......                         4,475,541                        6,713,603
     Change in unrealized gains
         (losses) on investments.......                         8,118,399                     (13,193,067)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        13,550,753                      (5,513,566)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           200,394                          320,964
     Net transfers (including fixed
         account)......................                         (980,194)                        (199,986)
     Contract charges..................                         (450,552)                        (475,372)
     Transfers for contract benefits
         and terminations..............                       (8,378,710)                      (8,207,374)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (9,609,062)                      (8,561,768)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         3,941,691                     (14,075,334)
NET ASSETS:
     Beginning of year.................                        75,142,956                       89,218,290
                                         --------------------------------  -------------------------------
     End of year.......................  $                     79,084,647  $                    75,142,956
                                         ================================  ===============================

                                                                 BHFTII MFS(R) VALUE
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     1,236,884  $                        493,636
     Net realized gains (losses).......                       12,762,193                        12,664,993
     Change in unrealized gains
         (losses) on investments.......                       27,922,929                      (32,298,343)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       41,922,006                      (19,139,714)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          499,746                           242,766
     Net transfers (including fixed
         account)......................                      (3,488,589)                           570,853
     Contract charges..................                      (1,402,337)                       (1,427,148)
     Transfers for contract benefits
         and terminations..............                     (16,816,836)                      (14,400,254)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (21,208,016)                      (15,013,783)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                       20,713,990                      (34,153,497)
NET ASSETS:
     Beginning of year.................                      153,243,562                       187,397,059
                                         -------------------------------  --------------------------------
     End of year.......................  $                   173,957,552  $                    153,243,562
                                         ===============================  ================================

                                                          BHFTII NEUBERGER BERMAN GENESIS
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     (530,442)  $                     (516,025)
     Net realized gains (losses).......                        6,674,650                        7,134,040
     Change in unrealized gains
         (losses) on investments.......                        3,431,421                      (9,591,774)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        9,575,629                      (2,973,759)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           70,918                           87,767
     Net transfers (including fixed
         account)......................                        (482,227)                        (917,682)
     Contract charges..................                        (183,478)                        (184,813)
     Transfers for contract benefits
         and terminations..............                      (3,540,264)                      (3,905,430)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (4,135,051)                      (4,920,158)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        5,440,578                      (7,893,917)
NET ASSETS:
     Beginning of year.................                       35,513,817                       43,407,734
                                         -------------------------------  -------------------------------
     End of year.......................  $                    40,954,395  $                    35,513,817
                                         ===============================  ===============================

                                                                       BHFTII
                                                           T. ROWE PRICE LARGE CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                     (881,364)  $                     (902,539)
     Net realized gains (losses).......                        11,369,013                       15,520,557
     Change in unrealized gains
         (losses) on investments.......                         6,237,815                     (15,638,207)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        16,725,464                      (1,020,189)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           168,900                          105,717
     Net transfers (including fixed
         account)......................                         (363,968)                      (1,489,495)
     Contract charges..................                         (307,157)                        (307,577)
     Transfers for contract benefits
         and terminations..............                       (5,805,473)                      (6,958,528)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (6,307,698)                      (8,649,883)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                        10,417,766                      (9,670,072)
NET ASSETS:
     Beginning of year.................                        60,012,869                       69,682,941
                                          -------------------------------  -------------------------------
     End of year.......................   $                    70,430,635  $                    60,012,869
                                          ===============================  ===============================

                                                                       BHFTII
                                                           T. ROWE PRICE SMALL CAP GROWTH
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (218,248)  $                     (227,287)
     Net realized gains (losses).......                         2,524,539                        1,957,235
     Change in unrealized gains
         (losses) on investments.......                         1,696,294                      (2,799,206)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         4,002,585                      (1,069,258)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            25,578                           15,985
     Net transfers (including fixed
         account)......................                         (392,254)                        (248,890)
     Contract charges..................                          (46,210)                         (46,829)
     Transfers for contract benefits
         and terminations..............                       (1,223,014)                      (1,306,294)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,635,900)                      (1,586,028)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         2,366,685                      (2,655,286)
NET ASSETS:
     Beginning of year.................                        13,283,108                       15,938,394
                                         --------------------------------  -------------------------------
     End of year.......................  $                     15,649,793  $                    13,283,108
                                         ================================  ===============================

                                                                      BHFTII
                                                          VANECK GLOBAL NATURAL RESOURCES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (19,483)   $                      (34,464)
     Net realized gains (losses).......                         (72,313)                          (90,725)
     Change in unrealized gains
         (losses) on investments.......                          417,893                         (930,724)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          326,097                       (1,055,913)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            5,549                             3,517
     Net transfers (including fixed
         account)......................                          520,728                           289,084
     Contract charges..................                         (36,942)                          (43,063)
     Transfers for contract benefits
         and terminations..............                        (226,677)                         (673,662)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          262,658                         (424,124)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          588,755                       (1,480,037)
NET ASSETS:
     Beginning of year.................                        2,714,232                         4,194,269
                                         -------------------------------   -------------------------------
     End of year.......................  $                     3,302,987   $                     2,714,232
                                         ===============================   ===============================

                                                          BHFTII WESTERN ASSET MANAGEMENT
                                                           STRATEGIC BOND OPPORTUNITIES
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                     5,635,201  $                      6,862,749
     Net realized gains (losses).......                          503,506                           227,635
     Change in unrealized gains
         (losses) on investments.......                       13,673,080                      (16,592,239)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                       19,811,787                       (9,501,855)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                          335,302                           387,789
     Net transfers (including fixed
         account)......................                        (734,113)                         2,177,294
     Contract charges..................                        (730,421)                         (774,836)
     Transfers for contract benefits
         and terminations..............                     (17,906,967)                      (18,736,299)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                     (19,036,199)                      (16,946,052)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          775,588                      (26,447,907)
NET ASSETS:
     Beginning of year.................                      162,513,748                       188,961,655
                                         -------------------------------  --------------------------------
     End of year.......................  $                   163,289,336  $                    162,513,748
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                BHFTII WESTERN ASSET
                                                             MANAGEMENT U.S. GOVERNMENT
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         32,340  $                        14,389
     Net realized gains (losses).......                           (5,534)                         (18,622)
     Change in unrealized gains
         (losses) on investments.......                           142,541                         (33,503)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           169,347                         (37,736)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            17,676                            1,300
     Net transfers (including fixed
         account)......................                         1,543,080                          142,108
     Contract charges..................                          (35,686)                         (30,419)
     Transfers for contract benefits
         and terminations..............                         (311,105)                        (235,863)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         1,213,965                        (122,874)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         1,383,312                        (160,610)
NET ASSETS:
     Beginning of year.................                         3,555,467                        3,716,077
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,938,779  $                     3,555,467
                                         ================================  ===============================

                                                                  DWS GOVERNMENT &
                                                                AGENCY SECURITIES VIP
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         3,315  $                          3,968
     Net realized gains (losses).......                          (1,151)                           (5,729)
     Change in unrealized gains
         (losses) on investments.......                           10,712                           (1,324)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           12,876                           (3,085)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                               --                                99
     Net transfers (including fixed
         account)......................                          (4,585)                             8,744
     Contract charges..................                            (457)                             (455)
     Transfers for contract benefits
         and terminations..............                          (4,887)                          (52,131)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (9,929)                          (43,743)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                            2,947                          (46,828)
NET ASSETS:
     Beginning of year.................                          266,424                           313,252
                                         -------------------------------  --------------------------------
     End of year.......................  $                       269,371  $                        266,424
                                         ===============================  ================================

                                                           FIDELITY(R) VIP EQUITY-INCOME
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        15,202  $                        25,792
     Net realized gains (losses).......                          349,412                          314,167
     Change in unrealized gains
         (losses) on investments.......                          766,945                        (856,339)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,131,559                        (516,380)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                              549                              549
     Net transfers (including fixed
         account)......................                          (4,439)                           44,179
     Contract charges..................                         (18,469)                         (19,916)
     Transfers for contract benefits
         and terminations..............                        (521,075)                        (656,296)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (543,434)                        (631,484)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          588,125                      (1,147,864)
NET ASSETS:
     Beginning of year.................                        4,651,416                        5,799,280
                                         -------------------------------  -------------------------------
     End of year.......................  $                     5,239,541  $                     4,651,416
                                         ===============================  ===============================

                                                        FIDELITY(R) VIP GROWTH OPPORTUNITIES
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                       (1,373)  $                       (2,056)
     Net realized gains (losses).......                            25,042                           38,670
     Change in unrealized gains
         (losses) on investments.......                            12,983                         (21,250)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            36,652                           15,364
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                                --                               --
     Net transfers (including fixed
         account)......................                           (2,805)                          (2,207)
     Contract charges..................                              (80)                             (80)
     Transfers for contract benefits
         and terminations..............                          (27,592)                         (67,139)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (30,477)                         (69,426)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                             6,175                         (54,062)
NET ASSETS:
     Beginning of year.................                           100,687                          154,749
                                          -------------------------------  -------------------------------
     End of year.......................   $                       106,862  $                       100,687
                                          ===============================  ===============================

                                                            FTVIPT TEMPLETON FOREIGN VIP
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         55,130  $                       251,842
     Net realized gains (losses).......                            77,140                           73,654
     Change in unrealized gains
         (losses) on investments.......                         1,697,614                      (3,787,844)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                         1,829,884                      (3,462,348)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           101,193                          122,457
     Net transfers (including fixed
         account)......................                           617,618                          637,767
     Contract charges..................                          (54,839)                         (61,263)
     Transfers for contract benefits
         and terminations..............                       (1,589,837)                      (1,635,883)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (925,865)                        (936,922)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                           904,019                      (4,399,270)
NET ASSETS:
     Beginning of year.................                        16,927,503                       21,326,773
                                         --------------------------------  -------------------------------
     End of year.......................  $                     17,831,522  $                    16,927,503
                                         ================================  ===============================

                                                         INVESCO V.I. INTERNATIONAL GROWTH
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (5,981)   $                        18,323
     Net realized gains (losses).......                          434,930                           214,379
     Change in unrealized gains
         (losses) on investments.......                          659,341                       (1,109,622)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        1,088,290                         (876,920)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            3,651                             3,464
     Net transfers (including fixed
         account)......................                        (166,023)                           189,355
     Contract charges..................                         (15,920)                          (16,084)
     Transfers for contract benefits
         and terminations..............                        (396,075)                         (454,115)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (574,367)                         (277,380)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                          513,923                       (1,154,300)
NET ASSETS:
     Beginning of year.................                        4,328,119                         5,482,419
                                         -------------------------------   -------------------------------
     End of year.......................  $                     4,842,042   $                     4,328,119
                                         ===============================   ===============================

                                                               PIMCO VIT HIGH YIELD
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       160,225  $                        172,914
     Net realized gains (losses).......                           15,073                             5,512
     Change in unrealized gains
         (losses) on investments.......                          384,851                         (373,912)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          560,149                         (195,486)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            9,278                             8,886
     Net transfers (including fixed
         account)......................                           94,768                           104,084
     Contract charges..................                         (20,153)                          (19,994)
     Transfers for contract benefits
         and terminations..............                        (440,782)                         (553,639)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (356,889)                         (460,663)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                          203,260                         (656,149)
NET ASSETS:
     Beginning of year.................                        4,376,037                         5,032,186
                                         -------------------------------  --------------------------------
     End of year.......................  $                     4,579,297  $                      4,376,037
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                               PIMCO VIT LOW DURATION
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         59,415  $                        18,217
     Net realized gains (losses).......                          (24,077)                         (56,078)
     Change in unrealized gains
         (losses) on investments.......                            86,594                         (55,159)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           121,932                         (93,020)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,963                            1,883
     Net transfers (including fixed
         account)......................                         (959,719)                      (1,023,287)
     Contract charges..................                          (17,356)                         (31,321)
     Transfers for contract benefits
         and terminations..............                         (346,522)                      (1,154,332)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                       (1,313,634)                      (2,207,057)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                       (1,191,702)                      (2,300,077)
NET ASSETS:
     Beginning of year.................                         5,455,359                        7,755,436
                                         --------------------------------  -------------------------------
     End of year.......................  $                      4,263,657  $                     5,455,359
                                         ================================  ===============================

                                                               PUTNAM VT EQUITY INCOME
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       179,216  $                       (67,171)
     Net realized gains (losses).......                        2,561,589                         2,056,146
     Change in unrealized gains
         (losses) on investments.......                        1,762,817                       (3,690,251)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                        4,503,622                       (1,701,276)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           18,640                           122,583
     Net transfers (including fixed
         account)......................                        (387,552)                         (380,167)
     Contract charges..................                         (43,697)                          (48,076)
     Transfers for contract benefits
         and terminations..............                      (2,206,512)                       (2,199,096)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                      (2,619,121)                       (2,504,756)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                        1,884,501                       (4,206,032)
NET ASSETS:
     Beginning of year.................                       16,529,861                        20,735,893
                                         -------------------------------  --------------------------------
     End of year.......................  $                    18,414,362  $                     16,529,861
                                         ===============================  ================================

                                                           PUTNAM VT SUSTAINABLE LEADERS
                                                                    SUB-ACCOUNT
                                         ----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                      (18,087)  $                      (31,932)
     Net realized gains (losses).......                          403,372                          400,823
     Change in unrealized gains
         (losses) on investments.......                          301,815                        (405,631)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          687,100                         (36,740)
                                         -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           28,459                           29,987
     Net transfers (including fixed
         account)......................                          199,947                        (112,206)
     Contract charges..................                          (1,569)                          (1,499)
     Transfers for contract benefits
         and terminations..............                        (171,644)                        (157,510)
                                         -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                           55,193                        (241,228)
                                         -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                          742,293                        (277,968)
NET ASSETS:
     Beginning of year.................                        1,966,913                        2,244,881
                                         -------------------------------  -------------------------------
     End of year.......................  $                     2,709,206  $                     1,966,913
                                         ===============================  ===============================

                                                                       RUSSELL
                                                            GLOBAL REAL ESTATE SECURITIES
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                          -------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......   $                        13,422  $                        13,187
     Net realized gains (losses).......                             1,626                          (4,753)
     Change in unrealized gains
         (losses) on investments.......                            53,600                         (38,766)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                            68,648                         (30,332)
                                          -------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                             9,643                              123
     Net transfers (including fixed
         account)......................                           (9,084)                         (11,444)
     Contract charges..................                              (88)                             (95)
     Transfers for contract benefits
         and terminations..............                          (57,579)                         (95,837)
                                          -------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                          (57,108)                        (107,253)
                                          -------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                            11,540                        (137,585)
NET ASSETS:
     Beginning of year.................                           358,094                          495,679
                                          -------------------------------  -------------------------------
     End of year.......................   $                       369,634  $                       358,094
                                          ===============================  ===============================

                                                                       RUSSELL
                                                           INTERNATIONAL DEVELOPED MARKETS
                                                                     SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                              2018
                                         --------------------------------  -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                         16,770  $                         4,804
     Net realized gains (losses).......                           (3,881)                          198,369
     Change in unrealized gains
         (losses) on investments.......                           263,284                        (536,440)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                           276,173                        (333,267)
                                         --------------------------------  -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            31,789                              205
     Net transfers (including fixed
         account)......................                             5,743                         (26,938)
     Contract charges..................                             (388)                            (493)
     Transfers for contract benefits
         and terminations..............                         (417,278)                        (343,432)
                                         --------------------------------  -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                         (380,134)                        (370,658)
                                         --------------------------------  -------------------------------
         Net increase (decrease)
              in net assets............                         (103,961)                        (703,925)
NET ASSETS:
     Beginning of year.................                         1,658,403                        2,362,328
                                         --------------------------------  -------------------------------
     End of year.......................  $                      1,554,442  $                     1,658,403
                                         ================================  ===============================

                                                              RUSSELL STRATEGIC BOND
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                       2019                             2018
                                         -------------------------------   -------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                        36,223   $                        24,595
     Net realized gains (losses).......                           38,598                          (36,674)
     Change in unrealized gains
         (losses) on investments.......                          130,168                          (87,277)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          204,989                          (99,356)
                                         -------------------------------   -------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                           76,689                             3,280
     Net transfers (including fixed
         account)......................                           37,481                         (316,504)
     Contract charges..................                            (591)                             (684)
     Transfers for contract benefits
         and terminations..............                        (589,119)                         (883,105)
                                         -------------------------------   -------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (475,540)                       (1,197,013)
                                         -------------------------------   -------------------------------
         Net increase (decrease)
              in net assets............                        (270,551)                       (1,296,369)
NET ASSETS:
     Beginning of year.................                        2,923,912                         4,220,281
                                         -------------------------------   -------------------------------
     End of year.......................  $                     2,653,361   $                     2,923,912
                                         ===============================   ===============================

                                                           RUSSELL U.S. SMALL CAP EQUITY
                                                                    SUB-ACCOUNT
                                         -----------------------------------------------------------------
                                                      2019                              2018
                                         -------------------------------  --------------------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income (loss)......  $                       (8,227)  $                       (10,657)
     Net realized gains (losses).......                           16,770                           199,207
     Change in unrealized gains
         (losses) on investments.......                          174,310                         (321,937)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets resulting
              from operations..........                          182,853                         (133,387)
                                         -------------------------------  --------------------------------
CONTRACT TRANSACTIONS:
     Purchase payments received
         from contract owners..........                            7,479                                --
     Net transfers (including fixed
         account)......................                            7,115                          (34,171)
     Contract charges..................                            (267)                             (311)
     Transfers for contract benefits
         and terminations..............                        (218,695)                         (105,200)
                                         -------------------------------  --------------------------------
         Net increase (decrease) in
              net assets resulting from
              contract transactions....                        (204,368)                         (139,682)
                                         -------------------------------  --------------------------------
         Net increase (decrease)
              in net assets............                         (21,515)                         (273,069)
NET ASSETS:
     Beginning of year.................                          898,544                         1,171,613
                                         -------------------------------  --------------------------------
     End of year.......................  $                       877,029  $                        898,544
                                         ===============================  ================================

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                                          RUSSELL U.S.
                                                                                                        STRATEGIC EQUITY
                                                                                                           SUB-ACCOUNT
                                                                                              --------------------------------------
                                                                                                     2019                2018
                                                                                              ------------------  ------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................................................  $         (18,279)  $         (16,589)
   Net realized gains (losses)..............................................................             293,538           1,228,496
   Change in unrealized gains
      (losses) on investments...............................................................           1,049,639         (1,822,264)
                                                                                              ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations.....................................................................           1,324,898           (610,357)
                                                                                              ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..................................................................              64,126                 492
   Net transfers (including fixed
      account)..............................................................................           (125,869)           (139,423)
   Contract charges.........................................................................             (1,329)             (1,515)
   Transfers for contract benefits
      and terminations......................................................................         (1,226,828)           (706,093)
                                                                                              ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions...............................................................         (1,289,900)           (846,539)
                                                                                              ------------------  ------------------
      Net increase (decrease)
        in net assets.......................................................................              34,998         (1,456,896)
NET ASSETS:
   Beginning of year........................................................................           5,037,195           6,494,091
                                                                                              ------------------  ------------------
   End of year..............................................................................  $        5,072,193  $        5,037,195
                                                                                              ==================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     62

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on
February 24, 1987 to support MLI-MO's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc.
on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment.
The Separate Account is registered as a unit investment trust under the
Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the
Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Sub-Account invests in shares of the corresponding fund, portfolio, or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Deutsche DWS Variable Series II ("DWS")
   Insurance Funds) ("Invesco V.I.")                       Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
American Funds Insurance Series(R) ("American              Franklin Templeton Variable Insurance Products Trust
   Funds(R)")                                                ("FTVIPT")
Blackrock Variable Series Funds, Inc. ("Blackrock")        PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust I ("BHFTI")*                       Putnam Variable Trust ("Putnam VT")
Brighthouse Funds Trust II ("BHFTII")*                     Russell Investment Funds ("Russell")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2019:

American Funds(R) Global Growth Sub-Account            BHFTI Brighthouse Asset Allocation 100 Sub-Account
American Funds(R) Global Small Capitalization          BHFTI Brighthouse Balanced Plus Sub-Account
   Sub-Account                                         BHFTI Brighthouse Small Cap Value Sub-Account (a)
American Funds(R) Growth Sub-Account                   BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI AB Global Dynamic Allocation Sub-Account           Equity Sub-Account (a)
BHFTI American Funds(R) Balanced Allocation            BHFTI Brighthouse/Eaton Vance Floating Rate
   Sub-Account                                           Sub-Account
BHFTI American Funds(R) Growth Allocation              BHFTI Brighthouse/Franklin Low Duration Total
   Sub-Account                                           Return Sub-Account
BHFTI American Funds(R) Growth Sub-Account             BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds(R) Moderate Allocation              Sub-Account
   Sub-Account                                         BHFTI Brighthouse/Wellington Large Cap Research
BHFTI AQR Global Risk Balanced Sub-Account               Sub-Account
BHFTI BlackRock Global Tactical Strategies             BHFTI Clarion Global Real Estate Sub-Account (a)
   Sub-Account                                         BHFTI Harris Oakmark International Sub-Account
BHFTI BlackRock High Yield Sub-Account                 BHFTI Invesco Balanced-Risk Allocation Sub-Account

                                     63

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)

BHFTI Invesco Comstock Sub-Account                       BHFTII Brighthouse/Dimensional International Small
BHFTI Invesco Global Equity Sub-Account (a)                 Company Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Brighthouse/Wellington Core Equity
BHFTI JPMorgan Core Bond Sub-Account                        Opportunities Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII Frontier Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII Loomis Sayles Small Cap Growth
BHFTI Loomis Sayles Global Allocation Sub-Account           Sub-Account
BHFTI Loomis Sayles Growth Sub-Account (a)               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII MetLife Mid Cap Stock Index Sub-Account
   Sub-Account                                           BHFTII MetLife MSCI EAFE(R) Index Sub-Account
BHFTI MFS(R) Research International Sub-Account (a)      BHFTII MetLife Russell 2000(R) Index Sub-Account
BHFTI Morgan Stanley Discovery Sub-Account (a)           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI PanAgora Global Diversified Risk                   BHFTII MFS(R) Total Return Sub-Account (a)
   Sub-Account                                           BHFTII MFS(R) Value Sub-Account
BHFTI PIMCO Inflation Protected Bond Sub-Account         BHFTII Neuberger Berman Genesis Sub-Account (a)
BHFTI PIMCO Total Return Sub-Account (a)                 BHFTII T. Rowe Price Large Cap Growth
BHFTI Schroders Global Multi-Asset Sub-Account              Sub-Account (a)
BHFTI SSGA Growth and Income ETF Sub-Account             BHFTII T. Rowe Price Small Cap Growth
BHFTI SSGA Growth ETF Sub-Account                           Sub-Account (a)
BHFTI T. Rowe Price Large Cap Value Sub-Account (a)      BHFTII VanEck Global Natural Resources
BHFTI T. Rowe Price Mid Cap Growth Sub-Account (a)          Sub-Account
BHFTI Victory Sycamore Mid Cap Value                     BHFTII Western Asset Management Strategic Bond
   Sub-Account (a)                                          Opportunities Sub-Account (a)
BHFTI Wells Capital Management Mid Cap Value             BHFTII Western Asset Management U.S. Government
   Sub-Account                                              Sub-Account
BHFTI Western Asset Management Government                DWS Government & Agency Securities VIP
   Income Sub-Account                                       Sub-Account
BHFTII Baillie Gifford International Stock               Fidelity(R) VIP Equity-Income Sub-Account (a)
   Sub-Account (a)                                       Fidelity(R) VIP Growth Opportunities Sub-Account
BHFTII BlackRock Bond Income Sub-Account (a)             FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII BlackRock Capital Appreciation                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII BlackRock Ultra-Short Term Bond Sub-              PIMCO VIT Low Duration Sub-Account
   Account (a)                                           Putnam VT Equity Income Sub-Account
BHFTII Brighthouse Asset Allocation 20 Sub-Account       Putnam VT Sustainable Leaders Sub-Account (a)
BHFTII Brighthouse Asset Allocation 40 Sub-Account       Russell Global Real Estate Securities Sub-Account
BHFTII Brighthouse Asset Allocation 60 Sub-Account       Russell International Developed Markets Sub-Account
BHFTII Brighthouse Asset Allocation 80 Sub-Account       Russell Strategic Bond Sub-Account
BHFTII Brighthouse/Artisan Mid Cap Value                 Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2019:

BHFTI AB International Bond Sub-Account
BHFTI SSGA Emerging Markets Enhanced Index Sub-Account
Blackrock Global Allocation V.I. Sub-Account

                                     64

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  PORTFOLIO CHANGES

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                            New Name

BHFTI Clearbridge Aggressive Growth Portfolio          BHFTI Loomis Sayles Growth Portfolio
BHFTI Fidelity Institutional Assets Management(R)      BHFTI Western Asset Management Government
   Government Income Portfolio                           Income Portfolio
BHFTI Loomis Sayles Global Markets Portfolio           BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio          BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio              BHFTI Invesco Global Equity Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

                                     65

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

                                     66

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an
      additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the
      Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     ------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     ------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     ------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain Contracts, 2%
of the amount transferred from the contract value, if less. In addition, the
Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period.
These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     67

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------   -------------    --------------

     American Funds(R) Global Growth Sub-Account.................       3,457,955       77,996,286       7,832,942       18,217,691
     American Funds(R) Global Small Capitalization Sub-Account...       1,032,497       20,047,268       1,973,970        3,611,258
     American Funds(R) Growth Sub-Account........................       1,746,994      101,381,649      16,009,185       18,168,320
     BHFTI AB Global Dynamic Allocation Sub-Account..............       2,044,294       22,284,462       1,583,243        3,208,759
     BHFTI American Funds(R) Balanced Allocation Sub-Account.....      22,413,769      205,975,196      25,726,959       27,185,139
     BHFTI American Funds(R) Growth Allocation Sub-Account.......      25,886,263      230,583,280      28,327,122       33,237,453
     BHFTI American Funds(R) Growth Sub-Account..................       3,384,085       32,664,019       7,134,002        4,273,649
     BHFTI American Funds(R) Moderate Allocation Sub-Account.....      10,447,010       96,462,415       9,212,527       11,460,910
     BHFTI AQR Global Risk Balanced Sub-Account..................         755,477        7,686,958         355,913        1,669,736
     BHFTI BlackRock Global Tactical Strategies Sub-Account......       4,682,805       47,600,879         330,204        7,085,039
     BHFTI BlackRock High Yield Sub-Account......................       1,795,270       14,212,618       1,404,169        1,613,915
     BHFTI Brighthouse Asset Allocation 100 Sub-Account..........      11,061,375      112,359,493      17,038,203       23,076,879
     BHFTI Brighthouse Balanced Plus Sub-Account.................      10,735,712      114,438,004       4,112,413       15,329,742
     BHFTI Brighthouse Small Cap Value Sub-Account...............       2,588,566       38,187,721       3,998,991       11,171,628
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account...............................................       4,136,493       42,232,835       7,747,944        6,255,350
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account.....         239,165        2,450,822         394,280        1,148,832
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account...............................................       3,031,701       29,686,853       3,024,055        3,558,018
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account...............................................         468,893        5,080,549         821,973          520,258
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account...............................................         557,532        6,552,408       1,285,650        1,453,229
     BHFTI Clarion Global Real Estate Sub-Account................       2,146,175       25,551,720       1,010,533        4,830,177
     BHFTI Harris Oakmark International Sub-Account..............       3,604,057       50,513,478       5,503,284        5,940,205
     BHFTI Invesco Balanced-Risk Allocation Sub-Account..........       1,231,924       12,491,406         609,578        2,043,190
     BHFTI Invesco Comstock Sub-Account..........................       7,333,425       83,931,296      15,171,198       11,868,493
     BHFTI Invesco Global Equity Sub-Account.....................       1,870,604       34,191,468       5,782,856        6,553,918
     BHFTI Invesco Small Cap Growth Sub-Account..................       3,883,541       52,460,517       8,309,351        4,912,262
     BHFTI JPMorgan Core Bond Sub-Account........................       1,318,724       13,618,921       2,310,658        1,928,728
     BHFTI JPMorgan Global Active Allocation Sub-Account.........       1,233,841       13,781,660         492,680        2,025,464
     BHFTI JPMorgan Small Cap Value Sub-Account..................         568,825        8,253,202       1,510,120          878,050
     BHFTI Loomis Sayles Global Allocation Sub-Account...........         721,092       10,161,282       1,668,734        2,003,493
     BHFTI Loomis Sayles Growth Sub-Account......................       4,720,255       50,053,298      11,791,376        9,840,361
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account.........         780,863        9,640,380         411,251        1,491,864
     BHFTI MFS(R) Research International Sub-Account.............       7,731,900       87,340,396       6,598,615       11,520,612
     BHFTI Morgan Stanley Discovery Sub-Account..................       3,177,453       43,275,876      14,304,513       13,080,814
     BHFTI PanAgora Global Diversified Risk Sub-Account..........          67,460          736,407         204,755           89,044
     BHFTI PIMCO Inflation Protected Bond Sub-Account............       7,080,974       75,298,035       4,026,777        8,240,991
     BHFTI PIMCO Total Return Sub-Account........................      28,805,299      333,324,219      15,862,086       39,559,296
     BHFTI Schroders Global Multi-Asset Sub-Account..............         738,038        8,654,515         291,814        2,373,882
     BHFTI SSGA Growth and Income ETF Sub-Account................      10,270,340      113,705,763       9,055,474       14,001,235
     BHFTI SSGA Growth ETF Sub-Account...........................       3,542,223       39,221,960       3,599,146        4,138,632
     BHFTI T. Rowe Price Large Cap Value Sub-Account.............      15,803,143      421,822,072      66,879,723       61,805,448
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account..............       7,597,889       71,348,534      13,780,038       11,539,960
     BHFTI Victory Sycamore Mid Cap Value Sub-Account............       7,872,019      142,480,510       6,619,407       18,260,316
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account...............................................       1,056,783       13,582,085         548,601        2,289,497
     BHFTI Western Asset Management Government Income
       Sub-Account...............................................         643,661        6,860,903       2,383,265        1,679,166
     BHFTII Baillie Gifford International Stock Sub-Account......       1,146,223       11,687,332       1,194,526        2,024,929
     BHFTII BlackRock Bond Income Sub-Account....................         854,254       89,704,843       7,231,389        9,389,580
     BHFTII BlackRock Capital Appreciation Sub-Account...........         345,762       11,271,134       3,473,218        1,478,846
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........         482,271       48,429,266      10,087,503       13,065,964
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........       2,493,613       26,974,998      11,593,162        6,350,325

                                     68

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------

     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     76,352,928      907,537,611        64,299,626       108,152,184
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    178,009,261    2,223,329,864       212,999,115       248,130,866
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    107,875,135    1,465,747,988       171,126,656       184,803,084
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        133,537       28,900,350         4,027,914         3,294,227
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        361,829        4,844,280           658,246           759,025
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      7,349,472      214,681,129        27,279,516        40,035,928
     BHFTII Frontier Mid Cap Growth Sub-Account.................        234,339        7,061,279         1,210,994         1,234,835
     BHFTII Jennison Growth Sub-Account.........................      8,468,650      112,697,020        20,566,997        17,576,407
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........      1,243,896       14,301,853         3,303,465         2,283,208
     BHFTII MetLife Aggregate Bond Index Sub-Account............        649,450        6,929,300         1,600,782         1,079,322
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        395,988        6,827,212         1,086,531         1,365,610
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............        259,333        3,280,905           667,706           261,895
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........        294,736        5,527,333         1,220,756         1,050,401
     BHFTII MetLife Stock Index Sub-Account.....................      1,093,991       42,859,166         7,617,265         6,627,394
     BHFTII MFS(R) Total Return Sub-Account.....................        465,239       66,556,204         5,405,646        10,872,259
     BHFTII MFS(R) Value Sub-Account............................     10,738,130      154,336,247        15,727,976        24,366,029
     BHFTII Neuberger Berman Genesis Sub-Account................      2,008,359       32,850,872         6,732,646         5,853,738
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      3,143,817       61,204,839        12,145,300         8,948,132
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        683,303       12,659,385         2,292,316         1,958,502
     BHFTII VanEck Global Natural Resources Sub-Account.........        387,225        4,189,631           468,625           225,442
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     11,907,548      154,247,388         9,238,289        22,639,170
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................        418,902        4,927,019         1,938,821           692,488
     DWS Government & Agency Securities VIP Sub-Account.........         23,840          283,454             8,866            15,474
     Fidelity(R) VIP Equity-Income Sub-Account..................        226,333        4,765,840           658,458           841,329
     Fidelity(R) VIP Growth Opportunities Sub-Account...........          2,187           51,887            10,024            32,118
     FTVIPT Templeton Foreign VIP Sub-Account...................      1,274,308       18,075,795         1,079,639         1,773,448
     Invesco V.I. International Growth Sub-Account..............        125,318        3,747,095           405,324           687,124
     PIMCO VIT High Yield Sub-Account...........................        576,021        4,394,904           501,874           698,509
     PIMCO VIT Low Duration Sub-Account.........................        418,011        4,325,724           170,310         1,424,499
     Putnam VT Equity Income Sub-Account........................        685,063       11,157,694         2,006,053         2,882,676
     Putnam VT Sustainable Leaders Sub-Account..................         68,340        1,870,821           638,106           275,965
     Russell Global Real Estate Securities Sub-Account..........         24,003          355,439            28,272            71,952
     Russell International Developed Markets Sub-Account........        132,632        1,489,060           129,775           493,140
     Russell Strategic Bond Sub-Account.........................        251,266        2,592,886           325,062           730,241
     Russell U.S. Small Cap Equity Sub-Account..................         61,331          837,761            46,732           246,125
     Russell U.S. Strategic Equity Sub-Account..................        316,419        4,801,274           455,879         1,488,902

                                     69

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                         AMERICAN FUNDS(R)              AMERICAN FUNDS(R)              AMERICAN FUNDS(R)
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      1,850,149       1,966,417         520,488        558,251        307,090         354,990
Units issued and transferred
   from other funding options....         54,740         157,222          18,775         40,931         11,806          14,007
Units redeemed and transferred to
   other funding options.........      (315,712)       (273,490)        (76,797)       (78,694)       (45,820)        (61,907)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      1,589,177       1,850,149         462,466        520,488        273,076         307,090
                                   =============  ==============  ==============  =============  =============  ==============

                                         BHFTI AB GLOBAL             BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)
                                       DYNAMIC ALLOCATION              BALANCED ALLOCATION            GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2019            2018           2019            2018           2019            2018
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........      1,885,948      2,098,786      14,674,665      15,647,937     15,746,366     17,173,034
Units issued and transferred
   from other funding options....         27,105         50,821         681,093       1,293,783        446,730        764,230
Units redeemed and transferred to
   other funding options.........      (217,918)      (263,659)     (1,785,816)     (2,267,055)    (2,007,034)    (2,190,898)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................      1,695,135      1,885,948      13,569,942      14,674,665     14,186,062     15,746,366
                                   =============  =============  ==============  ==============  =============  =============

                                      BHFTI AMERICAN FUNDS(R)       BHFTI AMERICAN FUNDS(R)                BHFTI
                                              GROWTH                  MODERATE ALLOCATION        AQR GLOBAL RISK BALANCED
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,563,939      1,803,557      7,172,225      7,726,991        666,558        792,383
Units issued and transferred
   from other funding options....        142,372        135,855        182,936        292,879         14,943         15,397
Units redeemed and transferred to
   other funding options.........      (214,267)      (375,473)      (748,511)      (847,645)      (135,558)      (141,222)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,492,044      1,563,939      6,606,650      7,172,225        545,943        666,558
                                   =============  =============  =============  =============  =============  =============

                                          BHFTI BLACKROCK               BHFTI BLACKROCK              BHFTI BRIGHTHOUSE
                                    GLOBAL TACTICAL STRATEGIES            HIGH YIELD               ASSET ALLOCATION 100
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      3,964,561      4,379,971        456,512        489,543      7,253,982      8,128,487
Units issued and transferred
   from other funding options....         42,712        127,298         30,717         56,733         58,161        198,212
Units redeemed and transferred to
   other funding options.........      (500,550)      (542,708)       (57,899)       (89,764)    (1,063,594)    (1,072,717)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      3,506,723      3,964,561        429,330        456,512      6,248,549      7,253,982
                                   =============  =============  =============  =============  =============  =============

                                                                                                               BHFTI
                                          BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE             BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                 SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2019            2018            2019           2018            2019            2018
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       8,210,871       8,777,727      1,592,336       1,499,550       3,569,926       3,578,533
Units issued and transferred
   from other funding options....         170,586         299,304         49,162         290,572         810,092         503,869
Units redeemed and transferred to
   other funding options.........       (950,103)       (866,160)      (411,861)       (197,786)       (613,085)       (512,476)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       7,431,354       8,210,871      1,229,637       1,592,336       3,766,933       3,569,926
                                   ==============  ==============  =============  ==============  ==============  ==============

                                              BHFTI                         BHFTI                         BHFTI
                                     BRIGHTHOUSE/EATON VANCE        BRIGHTHOUSE/FRANKLIN          BRIGHTHOUSE/TEMPLETON
                                          FLOATING RATE           LOW DURATION TOTAL RETURN        INTERNATIONAL BOND
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2019           2018           2019           2018           2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        272,020        285,317      2,885,712      3,052,302        336,511        360,230
Units issued and transferred
   from other funding options....         28,260         37,331        350,462        397,178         52,474         37,609
Units redeemed and transferred to
   other funding options.........       (98,403)       (50,628)      (466,971)      (563,768)       (53,727)       (61,328)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        201,877        272,020      2,769,203      2,885,712        335,258        336,511
                                   =============  =============  =============  =============  =============  =============

                                              BHFTI
                                     BRIGHTHOUSE/WELLINGTON                  BHFTI                           BHFTI
                                       LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE     HARRIS OAKMARK INTERNATIONAL
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2019            2018           2019           2018            2019            2018
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........        348,841        400,456      1,446,945       1,568,111       1,811,464       2,145,220
Units issued and transferred
   from other funding options....         17,092         32,995         23,107          99,943         107,613         172,262
Units redeemed and transferred to
   other funding options.........       (61,691)       (84,610)      (228,660)       (221,109)       (267,184)       (506,018)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        304,242        348,841      1,241,392       1,446,945       1,651,893       1,811,464
                                   =============  =============  =============  ==============  ==============  ==============

                                           BHFTI INVESCO                                                      BHFTI
                                     BALANCED-RISK ALLOCATION         BHFTI INVESCO COMSTOCK          INVESCO GLOBAL EQUITY
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019            2018            2019           2018
                                   -------------  --------------  --------------  --------------  --------------  -------------

Units beginning of year..........     10,641,133      13,074,325       4,831,901       5,381,438       1,874,810      2,006,511
Units issued and transferred
   from other funding options....        634,534         808,852         229,390         217,982          47,006        147,562
Units redeemed and transferred to
   other funding options.........    (1,721,519)     (3,242,044)       (671,540)       (767,519)       (321,320)      (279,263)
                                   -------------  --------------  --------------  --------------  --------------  -------------
Units end of year................      9,554,148      10,641,133       4,389,751       4,831,901       1,600,496      1,874,810
                                   =============  ==============  ==============  ==============  ==============  =============

                                     70

                                     71

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                             BHFTI INVESCO                 BHFTI JPMORGAN                BHFTI JPMORGAN
                                           SMALL CAP GROWTH                   CORE BOND             GLOBAL ACTIVE ALLOCATION
                                              SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     -----------------------------  ----------------------------  -----------------------------
                                         2019            2018            2019           2018          2019            2018
                                     -------------  --------------  -------------  -------------  -------------  --------------

Units beginning of year............      1,406,098       1,576,249      1,179,244      1,387,089     11,274,524      11,548,791
Units issued and transferred
   from other funding options......         56,295          76,873        194,394        169,811        161,241       1,261,955
Units redeemed and transferred to
   other funding options...........      (165,998)       (247,024)      (193,836)      (377,656)    (1,424,938)     (1,536,222)
                                     -------------  --------------  -------------  -------------  -------------  --------------
Units end of year..................      1,296,395       1,406,098      1,179,802      1,179,244     10,010,827      11,274,524
                                     =============  ==============  =============  =============  =============  ==============

                                             BHFTI JPMORGAN                 BHFTI LOOMIS                       BHFTI
                                             SMALL CAP VALUE          SAYLES GLOBAL ALLOCATION         LOOMIS SAYLES GROWTH
                                               SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                     -----------------------------  ----------------------------  -----------------------------
                                          2019            2018           2019          2018            2019            2018
                                     --------------  -------------  -------------  -------------  --------------  -------------

Units beginning of year............         335,401        369,732        592,193        624,052       4,649,267      5,163,312
Units issued and transferred
   from other funding options......          39,539         35,037         23,123         35,878         169,664        189,390
Units redeemed and transferred to
   other funding options...........        (48,228)       (69,368)       (85,103)       (67,737)       (634,640)      (703,435)
                                     --------------  -------------  -------------  -------------  --------------  -------------
Units end of year..................         326,712        335,401        530,213        592,193       4,184,291      4,649,267
                                     ==============  =============  =============  =============  ==============  =============

                                           BHFTI METLIFE                     BHFTI                   BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK   MFS(R) RESEARCH INTERNATIONAL             DISCOVERY
                                            SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                        2019           2018           2019           2018             2019           2018
                                   -------------  -------------  -------------  -------------    -------------  -------------

Units beginning of year..........      5,672,619      6,436,270      5,024,558      5,405,160        2,178,313      2,510,513
Units issued and transferred
   from other funding options....         52,837        274,043        174,439        259,197          129,273        121,172
Units redeemed and transferred to
   other funding options.........      (394,072)    (1,037,694)      (644,055)      (639,799)        (436,627)      (453,372)
                                   -------------  -------------  -------------  -------------    -------------  -------------
Units end of year................      5,331,384      5,672,619      4,554,942      5,024,558        1,870,959      2,178,313
                                   =============  =============  =============  =============    =============  =============

                                          BHFTI PANAGORA                   BHFTI PIMCO                    BHFTI PIMCO
                                      GLOBAL DIVERSIFIED RISK       INFLATION PROTECTED BOND             TOTAL RETURN
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........        535,661         980,593      4,859,109       5,338,606     18,318,708     20,037,478
Units issued and transferred
   from other funding options....        151,281          51,893        289,843         392,437      1,136,139      1,404,128
Units redeemed and transferred to
   other funding options.........       (73,333)       (496,825)      (673,127)       (871,934)    (2,638,867)    (3,122,898)
                                   -------------  --------------  -------------  --------------  -------------  -------------
Units end of year................        613,609         535,661      4,475,825       4,859,109     16,815,980     18,318,708
                                   =============  ==============  =============  ==============  =============  =============

                                            BHFTI SCHRODERS                 BHFTI SSGA
                                          GLOBAL MULTI-ASSET           GROWTH AND INCOME ETF        BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2019           2018          2019            2018          2019           2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      7,826,883      5,547,511      7,015,952      7,942,940      2,419,973      2,709,188
Units issued and transferred
   from other funding options......        147,361      4,040,037         49,897        135,768         35,163         55,035
Units redeemed and transferred to
   other funding options...........    (1,633,896)    (1,760,665)      (731,659)    (1,062,756)      (226,490)      (344,250)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      6,340,348      7,826,883      6,334,190      7,015,952      2,228,646      2,419,973
                                     =============  =============  =============  =============  =============  =============

                                          BHFTI T. ROWE PRICE          BHFTI T. ROWE PRICE               BHFTI VICTORY
                                            LARGE CAP VALUE              MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2019            2018           2019          2018            2019           2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      4,808,502      5,396,442      3,147,177      3,555,842      3,293,119      3,671,304
Units issued and transferred
   from other funding options......         92,622        116,582         72,501        114,748         76,417        118,716
Units redeemed and transferred to
   other funding options...........      (605,639)      (704,522)      (453,255)      (523,413)      (428,580)      (496,901)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      4,295,485      4,808,502      2,766,423      3,147,177      2,940,956      3,293,119
                                     =============  =============  =============  =============  =============  =============

                                                                         BHFTI WESTERN
                                        BHFTI WELLS CAPITAL            ASSET MANAGEMENT              BHFTII BAILLIE
                                     MANAGEMENT MID CAP VALUE          GOVERNMENT INCOME       GIFFORD INTERNATIONAL STOCK
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019            2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        551,485        625,533        538,593        491,590        993,877      1,019,937
Units issued and transferred
   from other funding options....          7,901         25,253        216,566        119,427         29,910        117,769
Units redeemed and transferred to
   other funding options.........       (84,135)       (99,301)      (164,482)       (72,424)      (137,107)      (143,829)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        475,251        551,485        590,677        538,593        886,680        993,877
                                   =============  =============  =============  =============  =============  =============

                                              BHFTII                   BHFTII BLACKROCK             BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME         CAPITAL APPRECIATION         ULTRA-SHORT TERM BOND
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019            2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      1,243,556      1,331,858      1,186,950      1,282,351      5,489,056      5,800,845
Units issued and transferred
   from other funding options....        122,957        142,306         31,838         51,595      1,371,816      1,282,644
Units redeemed and transferred to
   other funding options.........      (182,895)      (230,608)       (91,106)      (146,996)    (1,672,534)    (1,594,433)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,183,618      1,243,556      1,127,682      1,186,950      5,188,338      5,489,056
                                   =============  =============  =============  =============  =============  =============

                                     72

                                     73

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                        BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 20             ASSET ALLOCATION 40            ASSET ALLOCATION 60
                                            SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ------------------------------  -----------------------------
                                        2019           2018            2019            2018           2019            2018
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       1,400,862      1,167,711      54,182,854      61,035,350    116,005,965     128,955,524
Units issued and transferred
   from other funding options....         736,869        699,596         931,847         841,382      1,370,817       1,846,135
Units redeemed and transferred to
   other funding options.........       (435,088)      (466,445)     (6,513,246)     (7,693,878)   (12,821,328)    (14,795,694)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       1,702,643      1,400,862      48,601,455      54,182,854    104,555,454     116,005,965
                                   ==============  =============  ==============  ==============  =============  ==============

                                                                             BHFTII                         BHFTII
                                        BHFTII BRIGHTHOUSE             BRIGHTHOUSE/ARTISAN          BRIGHTHOUSE/DIMENSIONAL
                                        ASSET ALLOCATION 80               MID CAP VALUE           INTERNATIONAL SMALL COMPANY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018           2019            2018            2019            2018
                                   -------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........     76,178,468      84,293,005      1,259,540       1,397,872         192,758        180,443
Units issued and transferred
   from other funding options....        885,013       1,464,078         46,222          45,798          15,775         37,282
Units redeemed and transferred to
   other funding options.........    (9,078,166)     (9,578,615)      (149,221)       (184,130)        (35,657)       (24,967)
                                   -------------  --------------  -------------  --------------  --------------  -------------
Units end of year................     67,985,315      76,178,468      1,156,541       1,259,540         172,876        192,758
                                   =============  ==============  =============  ==============  ==============  =============

                                               BHFTII
                                       BRIGHTHOUSE/WELLINGTON                 BHFTII
                                      CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2019            2018            2019           2018            2019           2018
                                   --------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........       7,071,945       8,065,026        299,847         334,543      5,185,554       5,851,692
Units issued and transferred
   from other funding options....         150,221         158,335          8,157          13,060        165,765         328,589
Units redeemed and transferred to
   other funding options.........     (1,047,104)     (1,151,416)       (44,443)        (47,756)      (722,620)       (994,727)
                                   --------------  --------------  -------------  --------------  -------------  --------------
Units end of year................       6,175,062       7,071,945        263,561         299,847      4,628,699       5,185,554
                                   ==============  ==============  =============  ==============  =============  ==============

                                           BHFTII LOOMIS                     BHFTII                     BHFTII METLIFE
                                      SAYLES SMALL CAP GROWTH     METLIFE AGGREGATE BOND INDEX        MID CAP STOCK INDEX
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2019           2018            2019           2018            2019           2018
                                   --------------  -------------   -------------  -------------  --------------  -------------

Units beginning of year..........         598,751        663,494         364,861        380,179         227,511        235,340
Units issued and transferred
   from other funding options....          45,151         65,652          96,761         83,347          10,905         13,038
Units redeemed and transferred to
   other funding options.........       (100,995)      (130,395)        (72,016)       (98,665)        (39,977)       (20,867)
                                   --------------  -------------   -------------  -------------  --------------  -------------
Units end of year................         542,907        598,751         389,606        364,861         198,439        227,511
                                   ==============  =============   =============  =============  ==============  =============

                                            BHFTII METLIFE               BHFTII METLIFE                 BHFTII METLIFE
                                          MSCI EAFE(R) INDEX          RUSSELL 2000(R) INDEX               STOCK INDEX
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2019           2018          2019           2018            2019          2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............        198,811        196,043        178,320        201,681      2,093,474      2,193,082
Units issued and transferred
   from other funding options......         38,193         22,305         21,853         19,022        116,601        130,553
Units redeemed and transferred to
   other funding options...........       (15,708)       (19,537)       (33,034)       (42,383)      (242,605)      (230,161)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................        221,296        198,811        167,139        178,320      1,967,470      2,093,474
                                     =============  =============  =============  =============  =============  =============

                                                                                                            BHFTII
                                     BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE        NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2019           2018            2019           2018          2019            2018
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      1,526,483      1,706,359      5,148,170      5,592,115      1,285,117      1,442,099
Units issued and transferred
   from other funding options......         28,588         53,492        184,401        272,923         55,328         63,099
Units redeemed and transferred to
   other funding options...........      (213,509)      (233,368)      (785,078)      (716,868)      (180,886)      (220,081)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      1,341,562      1,526,483      4,547,493      5,148,170      1,159,559      1,285,117
                                     =============  =============  =============  =============  =============  =============

                                       BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE             BHFTII VANECK
                                         LARGE CAP GROWTH              SMALL CAP GROWTH         GLOBAL NATURAL RESOURCES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                        2019           2018           2019           2018          2019           2018
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      2,104,971      2,387,060        346,280        381,890        295,053        320,499
Units issued and transferred
   from other funding options....        117,025        176,285          3,107         11,937         67,073         55,816
Units redeemed and transferred to
   other funding options.........      (298,340)      (458,374)       (38,004)       (47,547)       (39,501)       (81,262)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      1,923,656      2,104,971        311,383        346,280        322,625        295,053
                                   =============  =============  =============  =============  =============  =============

                                              BHFTII
                                     WESTERN ASSET MANAGEMENT         BHFTII WESTERN ASSET           DWS GOVERNMENT &
                                   STRATEGIC BOND OPPORTUNITIES    MANAGEMENT U.S. GOVERNMENT      AGENCY SECURITIES VIP
                                            SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2019           2018            2019           2018          2019           2018
                                   -------------  -------------   -------------  -------------  -------------  -------------

Units beginning of year..........      5,028,334      5,536,769         213,839        220,773         15,146         17,638
Units issued and transferred
   from other funding options....        176,150        287,682         111,670         19,195            105            526
Units redeemed and transferred to
   other funding options.........      (721,401)      (796,117)        (39,606)       (26,129)          (654)        (3,018)
                                   -------------  -------------   -------------  -------------  -------------  -------------
Units end of year................      4,483,083      5,028,334         285,903        213,839         14,597         15,146
                                   =============  =============   =============  =============  =============  =============

                                     74

                                     75

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                                                       FIDELITY(R) VIP GROWTH           FTVIPT TEMPLETON
                                   FIDELITY(R) VIP EQUITY-INCOME            OPPORTUNITIES                  FOREIGN VIP
                                            SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ----------------------------
                                       2019            2018             2019            2018           2019            2018
                                   -------------  -------------    --------------  --------------  -------------  -------------

Units beginning of year..........        191,244        214,350             4,044           6,893      1,087,268      1,141,652
Units issued and transferred
   from other funding options....          9,216         10,272                 5               8         72,650         83,904
Units redeemed and transferred to
   other funding options.........       (30,783)       (33,378)             (958)         (2,857)      (129,318)      (138,288)
                                   -------------  -------------    --------------  --------------  -------------  -------------
Units end of year................        169,677        191,244             3,091           4,044      1,030,600      1,087,268
                                   =============  =============    ==============  ==============  =============  =============

                                    INVESCO V.I. INTERNATIONAL
                                              GROWTH                  PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ------------------------------
                                        2019           2018           2019            2018           2019            2018
                                   --------------  -------------  -------------  -------------  --------------  --------------

Units beginning of year..........         199,022        210,700        197,787        218,034         376,934         530,918
Units issued and transferred
   from other funding options....           3,586         19,176         13,082         29,028           5,069          13,966
Units redeemed and transferred to
   other funding options.........        (26,263)       (30,854)       (27,801)       (49,275)        (96,715)       (167,950)
                                   --------------  -------------  -------------  -------------  --------------  --------------
Units end of year................         176,345        199,022        183,068        197,787         285,288         376,934
                                   ==============  =============  =============  =============  ==============  ==============

                                                                              PUTNAM VT              RUSSELL GLOBAL REAL ESTATE
                                      PUTNAM VT EQUITY INCOME            SUSTAINABLE LEADERS                 SECURITIES
                                            SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         517,006         586,901          69,569          77,169           9,494          12,217
Units issued and transferred
   from other funding options....           7,326           7,663           8,861           1,626             242             392
Units redeemed and transferred to
   other funding options.........        (77,500)        (77,558)         (7,023)         (9,226)         (1,566)         (3,115)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         446,832         517,006          71,407          69,569           8,170           9,494
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                        RUSSELL INTERNATIONAL                                               RUSSELL U.S.
                                          DEVELOPED MARKETS           RUSSELL STRATEGIC BOND              SMALL CAP EQUITY
                                             SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2019            2018            2019            2018            2019            2018
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          96,809         115,748         147,554         208,294          41,065          46,475
Units issued and transferred
   from other funding options....           5,667           3,733          13,173          11,501           1,765             834
Units redeemed and transferred to
   other funding options.........        (25,616)        (22,672)        (36,370)        (72,241)         (9,804)         (6,244)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          76,860          96,809         124,357         147,554          33,026          41,065
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                          RUSSELL U.S. STRATEGIC EQUITY
                                                   SUB-ACCOUNT
                                         -------------------------------
                                              2019             2018
                                         --------------  ---------------

Units beginning of year................         218,528          251,011
Units issued and transferred
   from other funding options..........           5,171            3,744
Units redeemed and transferred to
   other funding options...............        (52,400)         (36,227)
                                         --------------  ---------------
Units end of year......................         171,299          218,528
                                         ==============  ===============

                                     76

                                     77

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2019:

                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------

  American Funds(R) Global        2019     1,589,177     55.70 - 72.30     111,484,416
     Growth Sub-Account           2018     1,850,149     41.97 - 53.85      96,855,465
                                  2017     1,966,417     47.03 - 59.65     114,161,057
                                  2016     2,325,225     36.46 - 45.71     103,643,942
                                  2015     2,439,297     36.93 - 45.77     108,934,361

  American Funds(R) Global Small  2019       462,466     46.68 - 59.90      26,865,501
     Capitalization Sub-Account   2018       520,488     36.17 - 45.89      23,204,077
                                  2017       558,251     41.22 - 51.69      28,045,030
                                  2016       628,933     33.37 - 41.36      25,322,977
                                  2015       661,511     33.31 - 40.82      26,320,768

  American Funds(R) Growth        2019       273,076   360.73 - 545.20     140,755,276
     Sub-Account                  2018       307,090   281.13 - 420.04     122,244,250
                                  2017       354,990   287.27 - 424.27     143,094,780
                                  2016       412,462   228.20 - 333.19     130,932,854
                                  2015       452,298   212.42 - 306.61     132,364,951

  BHFTI AB Global Dynamic         2019     1,695,135     13.99 - 15.73      26,125,988
     Allocation Sub-Account       2018     1,885,948     12.10 - 13.42      24,867,403
                                  2017     2,098,786     13.28 - 14.54      30,016,919
                                  2016     2,337,314     11.94 - 12.89      29,737,529
                                  2015     2,509,143     11.77 - 12.54      31,148,630

  BHFTI American Funds(R)         2019    13,569,942     15.77 - 17.63     230,861,750
     Balanced Allocation          2018    14,674,665     13.50 - 14.94     212,430,647
     Sub-Account                  2017    15,647,937     14.43 - 15.82     240,479,236
                                  2016    16,822,895     12.63 - 13.71     224,761,044
                                  2015    17,709,534     11.98 - 12.89     223,038,172

  BHFTI American Funds(R)         2019    14,186,062     16.71 - 18.89     259,121,423
     Growth Allocation            2018    15,746,366     13.84 - 15.48     236,340,534
     Sub-Account                  2017    17,173,034     15.03 - 16.64     277,986,780
                                  2016    18,323,581     12.68 - 13.90     248,344,539
                                  2015    19,442,122     11.92 - 12.92     245,750,884

  BHFTI American Funds(R)         2019     1,492,044     22.01 - 24.88      35,803,573
     Growth Sub-Account           2018     1,563,939     17.29 - 19.34      29,243,383
                                  2017     1,803,557     17.79 - 19.69      34,515,126
                                  2016     2,028,328     14.24 - 15.60      30,849,664
                                  2015     2,207,865     13.36 - 14.48      31,283,615

  BHFTI American Funds(R)         2019     6,606,650     14.65 - 16.28     104,052,168
     Moderate Allocation          2018     7,172,225     12.89 - 14.20      98,790,377
     Sub-Account                  2017     7,726,991     13.65 - 14.89     111,985,572
                                  2016     8,284,233     12.35 - 13.36     107,998,955
                                  2015     8,704,425     11.80 - 12.64     107,696,619

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  American Funds(R) Global        2019      1.08          0.75 - 1.90        32.73 - 34.27
     Growth Sub-Account           2018      0.67          0.75 - 1.90     (10.77) - (9.73)
                                  2017      0.63          0.75 - 1.90        29.00 - 30.49
                                  2016      0.91          0.75 - 1.90      (1.27) - (0.13)
                                  2015      0.98          0.75 - 1.90          4.92 - 6.14

  American Funds(R) Global Small  2019      0.16          0.75 - 1.90        29.04 - 30.54
     Capitalization Sub-Account   2018      0.08          0.75 - 1.90    (12.24) - (11.22)
                                  2017      0.43          0.75 - 1.90        23.53 - 24.96
                                  2016      0.25          0.75 - 1.90          0.18 - 1.34
                                  2015        --          0.75 - 1.90      (1.62) - (0.48)

  American Funds(R) Growth        2019      0.74          0.75 - 1.90        28.31 - 29.80
     Sub-Account                  2018      0.42          0.75 - 1.90      (2.14) - (1.00)
                                  2017      0.49          0.75 - 1.90        25.89 - 27.34
                                  2016      0.76          0.75 - 1.90          7.43 - 8.67
                                  2015      0.58          0.75 - 1.90          4.85 - 6.06

  BHFTI AB Global Dynamic         2019      3.42          0.75 - 2.10        15.62 - 17.19
     Allocation Sub-Account       2018      1.64          0.75 - 2.10      (8.91) - (7.67)
                                  2017      1.47          0.75 - 2.10        11.26 - 12.77
                                  2016      1.58          0.75 - 2.10          1.44 - 2.82
                                  2015      3.29          0.75 - 2.10      (1.51) - (0.17)

  BHFTI American Funds(R)         2019      1.79          1.30 - 2.25        16.87 - 17.98
     Balanced Allocation          2018      1.45          1.30 - 2.25      (6.45) - (5.55)
     Sub-Account                  2017      1.47          1.30 - 2.25        14.26 - 15.35
                                  2016      1.62          1.30 - 2.25          5.41 - 6.42
                                  2015      1.41          1.30 - 2.25      (2.91) - (1.99)

  BHFTI American Funds(R)         2019      1.68          1.30 - 2.35        20.76 - 22.04
     Growth Allocation            2018      1.21          1.30 - 2.35      (7.97) - (6.99)
     Sub-Account                  2017      1.25          1.30 - 2.35        18.54 - 19.78
                                  2016      1.29          1.30 - 2.35          6.43 - 7.55
                                  2015      1.31          1.30 - 2.35      (3.06) - (2.04)

  BHFTI American Funds(R)         2019      0.43          1.30 - 2.35        27.31 - 28.65
     Growth Sub-Account           2018      0.39          1.30 - 2.35      (2.82) - (1.79)
                                  2017      0.40          1.30 - 2.35        24.94 - 26.25
                                  2016      0.29          1.30 - 2.35          6.57 - 7.69
                                  2015      0.85          1.30 - 2.35          4.02 - 5.12

  BHFTI American Funds(R)         2019      1.97          1.30 - 2.20        13.63 - 14.66
     Moderate Allocation          2018      1.73          1.30 - 2.20      (5.53) - (4.67)
     Sub-Account                  2017      1.76          1.30 - 2.20        10.51 - 11.51
                                  2016      1.91          1.30 - 2.20          4.68 - 5.63
                                  2015      1.48          1.30 - 2.20      (2.89) - (2.01)

                                     78

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTI AQR Global Risk          2019       545,943     11.22 - 13.54       6,980,532
     Balanced Sub-Account        2018       666,558      9.61 - 11.38       7,193,407
                                 2017       792,383     10.43 - 12.24       9,284,950
                                 2016       917,246     10.34 - 11.23       9,918,414
                                 2015     1,002,811      9.70 - 10.38      10,103,496

  BHFTI BlackRock Global         2019     3,506,723     13.58 - 15.27      51,979,055
     Tactical Strategies         2018     3,964,561     11.50 - 12.76      49,195,191
     Sub-Account                 2017     4,379,971     12.65 - 13.85      59,214,138
                                 2016     4,759,942     11.37 - 12.31      57,468,349
                                 2015     5,126,239     11.10 - 11.88      59,888,787

  BHFTI BlackRock High Yield     2019       429,330     26.89 - 37.73      13,877,311
     Sub-Account                 2018       456,512     23.94 - 33.10      13,018,379
                                 2017       489,543     25.20 - 34.33      14,586,572
                                 2016       512,162     23.90 - 32.10      14,337,055
                                 2015       577,469     21.44 - 28.38      14,342,425

  BHFTI Brighthouse Asset        2019     6,248,549     19.43 - 25.44     141,032,453
     Allocation 100 Sub-Account  2018     7,253,982     15.46 - 20.10     130,294,981
                                 2017     8,128,487     17.43 - 22.52     164,891,503
                                 2016     9,231,635     14.38 - 18.46     154,829,188
                                 2015    10,516,473     13.38 - 17.07     164,241,529

  BHFTI Brighthouse Balanced     2019     7,431,354     15.42 - 17.72     128,935,816
     Plus Sub-Account            2018     8,210,871     12.78 - 14.45     116,512,104
                                 2017     8,777,727     14.12 - 15.72     135,770,059
                                 2016     9,440,519     12.22 - 13.38     124,545,194
                                 2015     9,868,677     11.54 - 12.44     121,397,195

  BHFTI Brighthouse Small Cap    2019     1,229,637     29.25 - 39.32      40,345,098
     Value Sub-Account           2018     1,592,336     23.25 - 30.89      40,807,551
                                 2017     1,499,550     28.09 - 36.85      46,628,169
                                 2016     1,703,914     25.74 - 33.37      48,205,759
                                 2015     1,932,375     20.08 - 25.72      42,344,849

  BHFTI Brighthouse/Aberdeen     2019     3,766,933     10.68 - 22.14      46,430,652
     Emerging Markets Equity     2018     3,569,926      9.05 - 18.56      37,677,246
     Sub-Account                 2017     3,578,533     10.80 - 21.87      44,628,773
                                 2016     3,939,504      8.62 - 17.24      38,793,731
                                 2015     4,322,870      7.91 - 15.64      38,672,360

  BHFTI Brighthouse/Eaton        2019       201,877     11.35 - 12.57       2,427,451
     Vance Floating Rate         2018       272,020     10.86 - 11.90       3,116,808
     Sub-Account                 2017       285,317     11.09 - 12.02       3,316,226
                                 2016       302,346     10.95 - 11.74       3,446,358
                                 2015       325,945     10.26 - 10.89       3,469,835

  BHFTI Brighthouse/Franklin     2019     2,769,203      9.49 - 10.76      28,922,320
     Low Duration Total Return   2018     2,885,712      9.27 - 10.36      29,105,462
     Sub-Account                 2017     3,052,302      9.44 - 10.40      30,979,269
                                 2016     2,993,090      9.52 - 10.34      30,300,971
                                 2015     3,199,892      9.43 - 10.10      31,741,708

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTI AQR Global Risk          2019      2.97          0.75 - 2.15        17.37 - 19.02
     Balanced Sub-Account        2018      0.38          0.75 - 2.20      (8.40) - (7.05)
                                 2017      1.73          0.75 - 2.20          7.42 - 8.98
                                 2016        --          0.75 - 2.20          6.59 - 8.15
                                 2015      5.65          0.75 - 2.20    (11.54) - (10.25)

  BHFTI BlackRock Global         2019      0.19          0.75 - 2.10        18.12 - 19.72
     Tactical Strategies         2018      1.41          0.75 - 2.10      (9.12) - (7.88)
     Sub-Account                 2017      0.67          0.75 - 2.10        10.96 - 12.46
                                 2016      1.46          0.75 - 2.15          2.21 - 3.65
                                 2015      1.55          0.75 - 2.20      (2.28) - (0.85)

  BHFTI BlackRock High Yield     2019      5.88          0.75 - 2.20        12.35 - 13.99
     Sub-Account                 2018      4.94          0.75 - 2.20      (5.00) - (3.60)
                                 2017      5.49          0.75 - 2.20          5.42 - 6.96
                                 2016      6.53          0.75 - 2.20        11.50 - 13.13
                                 2015      7.94          0.75 - 2.20      (6.14) - (4.76)

  BHFTI Brighthouse Asset        2019      1.51          0.75 - 2.35        24.52 - 26.53
     Allocation 100 Sub-Account  2018      1.03          0.75 - 2.35    (12.17) - (10.74)
                                 2017      1.23          0.75 - 2.35        20.09 - 22.02
                                 2016      2.27          0.75 - 2.35          6.45 - 8.16
                                 2015      1.30          0.75 - 2.35      (4.28) - (2.74)

  BHFTI Brighthouse Balanced     2019      2.02          0.75 - 2.35        20.70 - 22.64
     Plus Sub-Account            2018      1.66          0.75 - 2.35      (9.53) - (8.06)
                                 2017      1.54          0.75 - 2.35        15.59 - 17.45
                                 2016      2.85          0.75 - 2.35          5.85 - 7.56
                                 2015      2.11          0.75 - 2.35      (6.32) - (4.80)

  BHFTI Brighthouse Small Cap    2019      0.89          1.30 - 2.35        25.79 - 27.40
     Value Sub-Account           2018      1.01          1.30 - 2.35    (17.21) - (16.08)
                                 2017      0.91          1.30 - 2.35         9.11 - 10.54
                                 2016      1.07          1.30 - 2.35        28.21 - 29.86
                                 2015      0.10          1.30 - 2.35      (7.61) - (6.43)

  BHFTI Brighthouse/Aberdeen     2019      1.70          0.75 - 2.35        17.94 - 19.85
     Emerging Markets Equity     2018      2.64          0.75 - 2.35    (16.19) - (14.83)
     Sub-Account                 2017      1.10          0.75 - 2.35        25.36 - 27.37
                                 2016      0.99          0.75 - 2.35         8.91 - 10.67
                                 2015      1.84          0.75 - 2.35    (15.82) - (14.46)

  BHFTI Brighthouse/Eaton        2019      4.71          1.30 - 2.35          4.54 - 5.65
     Vance Floating Rate         2018      3.51          1.30 - 2.35      (2.03) - (0.99)
     Sub-Account                 2017      3.73          1.30 - 2.35          1.28 - 2.34
                                 2016      3.98          1.30 - 2.35          6.73 - 7.86
                                 2015      3.55          1.30 - 2.35      (3.14) - (2.12)

  BHFTI Brighthouse/Franklin     2019      3.33          0.75 - 2.20          2.36 - 3.85
     Low Duration Total Return   2018      1.79          0.75 - 2.20      (1.76) - (0.32)
     Sub-Account                 2017      1.42          0.75 - 2.20        (0.87) - 0.58
                                 2016      2.95          0.75 - 2.20          0.89 - 2.36
                                 2015      3.03          0.75 - 2.20      (2.79) - (1.36)

                                     79

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------

  BHFTI Brighthouse/Templeton   2019       335,258    11.87 - 13.28      4,374,740
     International Bond         2018       336,511    11.94 - 13.22      4,378,565
     Sub-Account                2017       360,230    12.04 - 13.19      4,678,664
                                2016       361,455    12.24 - 13.27      4,730,866
                                2015       363,028    12.36 - 13.25      4,753,496

  BHFTI                         2019       304,242    21.76 - 27.96      8,268,149
     Brighthouse/Wellington     2018       348,841    16.84 - 21.39      7,274,536
     Large Cap Research         2017       400,456    18.34 - 23.03      8,998,929
     Sub-Account                2016       421,113    15.34 - 19.04      7,818,355
                                2015       440,038    14.45 - 17.73      7,612,595

  BHFTI Clarion Global Real     2019     1,241,392    19.28 - 33.28     27,698,567
     Estate Sub-Account         2018     1,446,945    15.80 - 26.98     26,223,540
                                2017     1,568,111    17.69 - 29.86     31,612,221
                                2016     1,688,991    16.34 - 27.28     31,167,299
                                2015     1,794,608    16.56 - 27.35     33,355,379

  BHFTI Harris Oakmark          2019     1,651,893    26.08 - 31.07     47,825,749
     International Sub-Account  2018     1,811,464    21.44 - 25.28     42,848,687
                                2017     2,145,220    28.88 - 33.69     67,387,589
                                2016     2,406,649    22.67 - 26.17     59,096,362
                                2015     2,612,481    21.44 - 24.51     60,470,847

  BHFTI Invesco Balanced-Risk   2019     9,554,148      1.22 - 1.36     12,454,650
     Allocation Sub-Account     2018    10,641,133      1.09 - 1.19     12,151,873
                                2017    13,074,325      1.19 - 1.28     16,201,139
                                2016    13,924,976      1.10 - 1.18     15,907,275
                                2015    14,933,512      1.01 - 1.06     15,481,955

  BHFTI Invesco Comstock        2019     4,389,751    19.48 - 24.64    103,327,838
     Sub-Account                2018     4,831,901    15.96 - 19.87     92,001,894
                                2017     5,381,438    18.60 - 22.79    117,901,387
                                2016     6,085,911    16.14 - 19.45    114,185,355
                                2015     6,794,241    14.08 - 16.71    109,742,916

  BHFTI Invesco Global Equity   2019     1,600,496     1.81 - 44.82     43,274,079
     Sub-Account                2018     1,874,810     1.39 - 34.32     38,203,264
                                2017     2,006,511     1.62 - 39.81     47,850,909
                                2016     2,375,953     1.20 - 29.34     41,464,839
                                2015     2,485,407     1.21 - 29.49     44,037,305

  BHFTI Invesco Small Cap       2019     1,296,395    22.76 - 39.17     46,110,841
     Growth Sub-Account         2018     1,406,098    18.52 - 31.90     40,865,431
                                2017     1,576,249    20.59 - 35.54     51,217,035
                                2016     1,791,853    16.62 - 28.72     47,404,585
                                2015     2,013,774    15.09 - 26.11     48,601,568

  BHFTI JPMorgan Core Bond      2019     1,179,802    10.74 - 12.00     13,635,522
     Sub-Account                2018     1,179,244    10.15 - 11.23     12,812,203
                                2017     1,387,089    10.38 - 11.38     15,316,767
                                2016     1,192,318    10.27 - 11.16     12,983,344
                                2015     1,289,783    10.28 - 11.06     13,976,305

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTI Brighthouse/Templeton   2019      8.22         0.75 - 1.80         (0.64) - 0.41
     International Bond         2018        --         0.75 - 1.80         (0.81) - 0.24
     Sub-Account                2017        --         0.75 - 1.80       (1.64) - (0.61)
                                2016        --         0.75 - 1.80         (0.92) - 0.12
                                2015      8.12         0.75 - 1.80       (5.87) - (4.88)

  BHFTI                         2019      0.91         0.75 - 1.90         29.22 - 30.72
     Brighthouse/Wellington     2018      0.82         0.75 - 1.90       (8.17) - (7.10)
     Large Cap Research         2017      0.87         0.75 - 1.90         19.56 - 20.93
     Sub-Account                2016      2.21         0.75 - 1.90           6.15 - 7.38
                                2015      0.73         0.75 - 1.90           2.45 - 3.63

  BHFTI Clarion Global Real     2019      3.08         0.75 - 2.25         22.03 - 23.88
     Estate Sub-Account         2018      5.95         0.75 - 2.25      (10.69) - (9.33)
                                2017      3.48         0.75 - 2.25           8.29 - 9.92
                                2016      2.10         0.75 - 2.25         (1.37) - 0.12
                                2015      3.85         0.75 - 2.25       (3.60) - (2.14)

  BHFTI Harris Oakmark          2019      2.21         1.30 - 2.35         21.63 - 22.91
     International Sub-Account  2018      1.76         1.30 - 2.35     (25.75) - (24.96)
                                2017      1.62         1.30 - 2.35         27.41 - 28.75
                                2016      2.13         1.30 - 2.35           5.67 - 6.78
                                2015      3.10         1.30 - 2.35       (6.74) - (5.76)

  BHFTI Invesco Balanced-Risk   2019        --         0.75 - 2.15         12.83 - 14.42
     Allocation Sub-Account     2018      1.14         0.75 - 2.15       (8.44) - (7.14)
                                2017      3.78         0.75 - 2.15           7.67 - 9.18
                                2016      0.15         0.75 - 2.20          9.29 - 10.88
                                2015      2.82         0.75 - 2.20       (6.29) - (4.92)

  BHFTI Invesco Comstock        2019      2.11         0.75 - 2.35         22.05 - 24.02
     Sub-Account                2018      0.62         0.75 - 2.35     (14.21) - (12.81)
                                2017      2.25         0.75 - 2.35         15.29 - 17.14
                                2016      2.53         0.75 - 2.35         14.57 - 16.42
                                2015      2.86         0.75 - 2.35       (8.16) - (6.67)

  BHFTI Invesco Global Equity   2019      0.80         0.75 - 1.90         29.09 - 30.58
     Sub-Account                2018      1.00         0.75 - 1.90     (14.79) - (13.80)
                                2017      0.90         0.75 - 1.90         34.17 - 35.72
                                2016      0.92         0.75 - 1.90       (1.66) - (0.52)
                                2015      0.94         0.75 - 1.90           1.98 - 3.29

  BHFTI Invesco Small Cap       2019        --         1.30 - 2.35         21.52 - 22.90
     Growth Sub-Account         2018        --         1.30 - 2.35     (11.17) - (10.05)
                                2017        --         1.30 - 2.35         22.43 - 23.87
                                2016        --         1.30 - 2.35          8.85 - 10.17
                                2015      0.01         1.30 - 2.35       (3.99) - (2.79)

  BHFTI JPMorgan Core Bond      2019      4.48         1.30 - 2.25           5.81 - 6.82
     Sub-Account                2018      2.72         1.30 - 2.25       (2.22) - (1.28)
                                2017      2.40         1.30 - 2.25           1.02 - 1.98
                                2016      2.70         1.30 - 2.25         (0.04) - 0.91
                                2015      2.32         1.30 - 2.25       (1.75) - (0.81)

                                     80

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------

  BHFTI JPMorgan Global            2019    10,010,827      1.40 - 1.56      15,139,139
     Active Allocation             2018    11,274,524      1.22 - 1.35      14,727,446
     Sub-Account                   2017    11,548,791      1.35 - 1.46      16,459,301
                                   2016    11,950,928      1.18 - 1.26      14,777,253
                                   2015    11,943,206      1.17 - 1.24      14,519,235

  BHFTI JPMorgan Small Cap         2019       326,712    22.11 - 26.18       8,367,335
     Value Sub-Account             2018       335,401    18.91 - 22.13       7,275,032
                                   2017       369,732    22.39 - 25.90       9,403,867
                                   2016       370,317    22.09 - 25.26       9,191,747
                                   2015       405,607    17.25 - 19.50       7,786,967

  BHFTI Loomis Sayles Global       2019       530,213    22.18 - 25.61      12,943,523
     Allocation Sub-Account        2018       592,193    17.81 - 20.34      11,535,397
                                   2017       624,052    19.27 - 21.79      13,060,560
                                   2016       651,629    16.04 - 17.95      11,273,406
                                   2015       792,857    15.68 - 17.35      13,296,474

  BHFTI Loomis Sayles Growth       2019     4,184,291    15.81 - 27.02      78,788,875
     Sub-Account                   2018     4,649,267    12.98 - 22.12      71,866,591
                                   2017     5,163,312    14.16 - 24.08      87,171,564
                                   2016     5,827,981    12.13 - 20.57      84,280,301
                                   2015     6,631,372    11.98 - 20.25      94,887,012

  BHFTI MetLife Multi-Index        2019     5,331,384     1.46 - 15.99      10,518,171
     Targeted Risk Sub-Account     2018     5,672,619     1.23 - 13.24       9,817,871
                                   2017     6,436,270     1.35 - 14.37      12,362,576
                                   2016     2,797,436     1.19 - 12.53       5,881,726
                                   2015     3,142,871     1.16 - 12.10       5,960,197

  BHFTI MFS(R) Research            2019     4,554,942    17.41 - 32.50      99,932,443
     International Sub-Account     2018     5,024,558    13.88 - 25.47      87,005,436
                                   2017     5,405,160    16.51 - 29.81     110,320,331
                                   2016     6,134,222    13.17 - 23.39      98,661,995
                                   2015     6,494,721    13.59 - 23.75     106,874,590

  BHFTI Morgan Stanley             2019     1,870,959    29.87 - 38.17      65,477,282
     Discovery Sub-Account         2018     2,178,313    21.72 - 27.40      55,045,283
                                   2017     2,510,513    20.10 - 25.03      58,318,150
                                   2016     2,899,820    14.64 - 17.99      48,634,370
                                   2015     3,072,912    16.30 - 19.77      56,830,754

  BHFTI PanAgora Global            2019       613,609      1.23 - 1.34         792,593
     Diversified Risk Sub-Account  2018       535,661      1.03 - 1.10         571,634
                                   2017       980,593      1.14 - 1.20       1,152,304
                                   2016     1,024,246      1.04 - 1.08       1,083,292
                                   2015        83,104      0.96 - 0.98          79,969

  BHFTI PIMCO Inflation            2019     4,475,825    13.05 - 17.04      70,243,121
     Protected Bond                2018     4,859,109    12.34 - 15.86      71,198,525
     Sub-Account                   2017     5,338,606    12.95 - 16.37      81,095,258
                                   2016     5,428,636    12.81 - 15.94      80,538,491
                                   2015     5,839,782    12.49 - 15.30      83,573,880

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  BHFTI JPMorgan Global            2019      2.73         0.75 - 2.20         14.37 - 16.04
     Active Allocation             2018      1.60         0.75 - 2.20       (9.22) - (7.88)
     Sub-Account                   2017      2.56         0.75 - 2.15         14.18 - 15.79
                                   2016      2.12         0.75 - 2.15           0.71 - 2.13
                                   2015      2.72         0.75 - 2.15         (1.25) - 0.14

  BHFTI JPMorgan Small Cap         2019      1.10         0.75 - 1.90         16.90 - 18.26
     Value Sub-Account             2018      1.06         0.75 - 1.90     (15.54) - (14.55)
                                   2017      1.17         0.75 - 1.90           1.37 - 2.54
                                   2016      1.60         0.75 - 1.90         28.05 - 29.53
                                   2015      1.13         0.75 - 1.90       (9.18) - (8.12)

  BHFTI Loomis Sayles Global       2019      1.49         1.30 - 2.35         24.56 - 25.88
     Allocation Sub-Account        2018      1.85         1.30 - 2.35       (7.60) - (6.62)
                                   2017      1.35         1.30 - 2.35         20.12 - 21.39
                                   2016      1.77         1.30 - 2.35           2.34 - 3.42
                                   2015      1.57         1.30 - 2.35       (1.12) - (0.08)

  BHFTI Loomis Sayles Growth       2019      0.82         0.75 - 2.35         20.70 - 22.65
     Sub-Account                   2018      0.60         0.75 - 2.35       (9.23) - (7.76)
                                   2017      0.74         0.75 - 2.35         15.67 - 17.53
                                   2016      0.42         0.75 - 2.35           0.30 - 1.91
                                   2015      0.23         0.75 - 2.35       (6.27) - (4.75)

  BHFTI MetLife Multi-Index        2019      2.17         0.75 - 2.20         19.06 - 20.80
     Targeted Risk Sub-Account     2018      1.74         0.75 - 2.20       (9.22) - (7.88)
                                   2017      1.71         0.75 - 2.20         13.04 - 14.68
                                   2016      1.20         0.75 - 2.20           2.09 - 3.58
                                   2015      1.20         0.75 - 2.10       (3.26) - (1.95)

  BHFTI MFS(R) Research            2019      1.39         0.75 - 2.25         25.46 - 27.60
     International Sub-Account     2018      2.00         0.75 - 2.25     (15.92) - (14.54)
                                   2017      1.79         0.75 - 2.25         25.31 - 27.42
                                   2016      2.05         0.75 - 2.25       (3.08) - (1.51)
                                   2015      2.77         0.75 - 2.25       (3.96) - (2.33)

  BHFTI Morgan Stanley             2019        --         0.75 - 1.90         37.49 - 39.28
     Discovery Sub-Account         2018        --         0.75 - 1.90           8.07 - 9.47
                                   2017      0.16         0.75 - 1.90         37.29 - 39.17
                                   2016        --         0.75 - 1.90      (10.18) - (9.05)
                                   2015        --         0.75 - 1.90       (6.81) - (5.59)

  BHFTI PanAgora Global            2019      2.97         0.75 - 2.15         19.40 - 21.08
     Diversified Risk Sub-Account  2018        --         0.75 - 2.15       (9.57) - (8.29)
                                   2017        --         0.75 - 2.15         10.21 - 11.76
                                   2016      4.79         0.75 - 2.15          8.76 - 10.29
                                   2015      0.51         0.75 - 1.70       (7.07) - (6.18)

  BHFTI PIMCO Inflation            2019      3.40         0.75 - 2.35           5.76 - 7.46
     Protected Bond                2018      1.59         0.75 - 2.35       (4.69) - (3.14)
     Sub-Account                   2017      1.56         0.75 - 2.35           1.07 - 2.70
                                   2016        --         0.75 - 2.35           2.55 - 4.20
                                   2015      4.93         0.75 - 2.35       (5.36) - (3.83)

                                     81

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------

  BHFTI PIMCO Total Return     2019    16,815,980    16.48 - 22.46     339,643,627
     Sub-Account               2018    18,318,708    15.55 - 20.84     345,106,971
                               2017    20,037,478    15.96 - 21.02     382,857,957
                               2016    20,696,610    15.62 - 20.23     382,284,408
                               2015    22,440,680    15.57 - 19.84     408,353,492

  BHFTI Schroders Global       2019     6,340,348      1.42 - 1.59       9,682,952
     Multi-Asset Sub-Account   2018     7,826,883      1.20 - 1.32       9,950,446
                               2017     5,547,511      1.35 - 1.47       7,863,375
                               2016     5,999,349      1.21 - 1.29       7,548,570
                               2015     6,949,271      1.17 - 1.23       8,392,160

  BHFTI SSGA Growth and        2019     6,334,190    16.82 - 20.69     123,449,408
     Income ETF Sub-Account    2018     7,015,952    14.38 - 17.43     115,618,512
                               2017     7,942,940    15.72 - 18.78     141,674,574
                               2016     8,781,559    13.87 - 16.33     136,702,524
                               2015     9,555,148    13.41 - 15.56     142,277,778

  BHFTI SSGA Growth ETF        2019     2,228,646    17.32 - 21.29      42,825,380
     Sub-Account               2018     2,419,973    14.46 - 17.52      38,512,802
                               2017     2,709,188    16.20 - 19.35      48,040,197
                               2016     3,010,392    13.84 - 16.29      45,313,708
                               2015     3,298,669    13.24 - 15.36      47,115,565

  BHFTI T. Rowe Price Large    2019     4,295,485   36.32 - 137.36     491,572,063
     Cap Value Sub-Account     2018     4,808,502   28.89 - 109.24     440,696,268
                               2017     5,396,442   32.00 - 121.01     551,711,580
                               2016     6,154,931   27.52 - 104.07     544,732,180
                               2015     6,924,886    23.89 - 90.32     535,758,843

  BHFTI T. Rowe Price Mid Cap  2019     2,766,423    24.61 - 31.77      77,373,771
     Growth Sub-Account        2018     3,147,177    19.22 - 24.45      68,259,824
                               2017     3,555,842    20.12 - 25.21      80,121,936
                               2016     3,917,608    16.49 - 20.38      71,915,683
                               2015     4,314,401    15.88 - 19.35      75,659,023

  BHFTI Victory Sycamore Mid   2019     2,940,956    39.76 - 55.00     147,303,816
     Cap Value Sub-Account     2018     3,293,119    31.51 - 42.96     129,345,097
                               2017     3,671,304    35.86 - 48.18     162,408,333
                               2016     4,094,702    33.48 - 44.34     167,288,439
                               2015     4,441,107    29.63 - 38.68     159,124,999

  BHFTI Wells Capital          2019       475,251    26.25 - 30.95      13,727,495
     Management Mid Cap Value  2018       551,485    19.83 - 23.13      11,966,363
     Sub-Account               2017       625,533    23.42 - 27.03      15,947,251
                               2016       680,872    21.64 - 24.72      15,941,919
                               2015       722,802    19.57 - 22.12      15,223,734

  BHFTI Western Asset          2019       590,677    10.66 - 12.09       6,899,943
     Management Government     2018       538,593    10.13 - 11.33       5,938,080
     Income Sub-Account        2017       491,590    10.37 - 11.42       5,512,386
                               2016       523,252    10.33 - 11.21       5,762,899
                               2015       467,757    10.42 - 11.15       5,156,568

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------

  BHFTI PIMCO Total Return     2019      2.90         0.75 - 2.35           5.94 - 7.77
     Sub-Account               2018      1.37         0.75 - 2.35       (2.56) - (0.82)
                               2017      1.76         0.75 - 2.35           2.08 - 3.89
                               2016      2.57         0.75 - 2.35           0.23 - 1.98
                               2015      5.31         0.75 - 2.35       (2.32) - (0.57)

  BHFTI Schroders Global       2019      1.51         0.75 - 2.20         18.85 - 20.58
     Multi-Asset Sub-Account   2018      1.63         0.75 - 2.20     (11.41) - (10.10)
                               2017      0.80         0.75 - 2.20         11.82 - 13.44
                               2016      1.42         0.75 - 2.20           3.35 - 4.86
                               2015      1.03         0.75 - 2.20       (3.04) - (1.62)

  BHFTI SSGA Growth and        2019      2.33         0.75 - 2.20         17.01 - 18.72
     Income ETF Sub-Account    2018      2.34         0.75 - 2.20       (8.57) - (7.22)
                               2017      2.42         0.75 - 2.20         13.35 - 15.00
                               2016      2.36         0.75 - 2.20           3.48 - 4.99
                               2015      2.30         0.75 - 2.20       (4.10) - (2.70)

  BHFTI SSGA Growth ETF        2019      1.94         0.75 - 2.20         19.78 - 21.53
     Sub-Account               2018      2.03         0.75 - 2.20      (10.74) - (9.43)
                               2017      2.11         0.75 - 2.20         17.04 - 18.74
                               2016      2.16         0.75 - 2.20           4.55 - 6.08
                               2015      2.01         0.75 - 2.20       (4.44) - (3.04)

  BHFTI T. Rowe Price Large    2019      2.16         0.75 - 2.35         23.58 - 25.74
     Cap Value Sub-Account     2018      1.87         0.75 - 2.35      (11.28) - (9.73)
                               2017      2.09         0.75 - 2.35         14.24 - 16.28
                               2016      2.87         0.75 - 2.35         13.25 - 15.22
                               2015      1.59         0.75 - 2.35       (5.83) - (4.13)

  BHFTI T. Rowe Price Mid Cap  2019      0.05         0.85 - 2.35         28.02 - 29.96
     Growth Sub-Account        2018        --         0.85 - 2.35       (4.48) - (3.02)
                               2017        --         0.85 - 2.35         21.85 - 23.69
                               2016        --         0.85 - 2.35           3.75 - 5.32
                               2015        --         0.85 - 2.35           4.20 - 5.77

  BHFTI Victory Sycamore Mid   2019      1.11         0.75 - 2.20         26.18 - 28.26
     Cap Value Sub-Account     2018      0.59         0.75 - 2.20     (12.11) - (10.72)
                               2017      0.95         0.75 - 2.20           7.10 - 8.85
                               2016      0.67         0.75 - 2.20         12.99 - 14.80
                               2015      0.50         0.75 - 2.20      (10.96) - (9.53)

  BHFTI Wells Capital          2019      0.67         1.30 - 2.35         32.38 - 33.78
     Management Mid Cap Value  2018      0.98         1.30 - 2.35     (15.32) - (14.42)
     Sub-Account               2017      1.06         1.30 - 2.35           8.22 - 9.36
                               2016      0.84         1.30 - 2.35         10.55 - 11.72
                               2015      0.65         1.30 - 2.35     (11.23) - (10.29)

  BHFTI Western Asset          2019      2.55         0.75 - 2.20           5.15 - 6.69
     Management Government     2018      2.84         0.75 - 2.20       (2.25) - (0.82)
     Income Sub-Account        2017      2.17         0.75 - 2.20           0.37 - 1.84
                               2016      2.00         0.75 - 2.20         (0.89) - 0.56
                               2015      2.21         0.75 - 2.20       (1.76) - (0.32)

                                     82

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------

  BHFTII Baillie Gifford        2019       886,680    12.14 - 22.98     15,303,377
     International Stock        2018       993,877     9.39 - 17.51     13,116,579
     Sub-Account                2017     1,019,937    11.61 - 21.32     16,546,578
                                2016     1,223,325     8.81 - 15.94     14,917,094
                                2015     1,337,151     8.59 - 15.30     15,812,446

  BHFTII BlackRock Bond         2019     1,183,618    54.69 - 83.08     91,277,193
     Income Sub-Account         2018     1,243,556    50.88 - 76.41     88,430,582
                                2017     1,331,858    52.18 - 77.47     96,014,059
                                2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734

  BHFTII BlackRock Capital      2019     1,127,682    3.49 - 100.76     14,919,005
     Appreciation Sub-Account   2018     1,186,950     2.66 - 76.41     11,432,231
                                2017     1,282,351     2.64 - 75.17     11,555,941
                                2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029

  BHFTII BlackRock              2019     5,188,338     8.30 - 10.99     49,084,268
     Ultra-Short Term Bond      2018     5,489,056     8.34 - 10.87     51,886,956
     Sub-Account                2017     5,800,845     8.40 - 10.78     54,680,002
                                2016     6,971,036     8.54 - 10.80     66,180,659
                                2015     7,501,150     8.73 - 10.87     72,197,981

  BHFTII Brighthouse Asset      2019     1,702,643    14.33 - 17.72     27,454,604
     Allocation 20 Sub-Account  2018     1,400,862    13.11 - 15.98     20,617,259
                                2017     1,167,711    13.76 - 16.53     17,869,495
                                2016       967,598    13.15 - 15.58     13,943,996
                                2015       717,455    12.86 - 15.02      9,970,866

  BHFTII Brighthouse Asset      2019    48,601,455    15.32 - 19.53    880,349,154
     Allocation 40 Sub-Account  2018    54,182,854    13.57 - 17.02    859,734,021
                                2017    61,035,350    14.53 - 17.94  1,025,469,677
                                2016    68,430,242    13.44 - 16.33  1,052,085,077
                                2015    75,171,316    12.97 - 15.51  1,102,776,836

  BHFTII Brighthouse Asset      2019   104,555,454    17.31 - 22.21  2,152,131,911
     Allocation 60 Sub-Account  2018   116,005,965    14.70 - 18.73  2,023,222,759
                                2017   128,955,524    15.88 - 20.11  2,422,932,121
                                2016   141,782,418    14.04 - 17.66  2,346,890,764
                                2015   155,063,013    13.29 - 16.61  2,423,700,431

  BHFTII Brighthouse Asset      2019    67,985,315    18.44 - 24.38  1,446,605,509
     Allocation 80 Sub-Account  2018    76,178,468    15.20 - 19.85  1,328,960,478
                                2017    84,293,005    16.77 - 21.77  1,624,574,554
                                2016    94,037,132    14.27 - 18.40  1,542,949,172
                                2015   102,900,180    13.38 - 17.15  1,583,646,939

  BHFTII Brighthouse/Artisan    2019     1,156,541    22.94 - 27.33     29,385,929
     Mid Cap Value Sub-Account  2018     1,259,540    19.02 - 22.43     26,368,120
                                2017     1,397,872    22.49 - 26.25     34,392,233
                                2016     1,583,111    20.44 - 23.63     35,205,969
                                2015     1,752,245    17.04 - 19.51     32,306,647

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------

  BHFTII Baillie Gifford        2019      1.08         0.85 - 2.35         29.33 - 31.29
     International Stock        2018      0.93         0.85 - 2.35     (19.13) - (17.90)
     Sub-Account                2017      1.00         0.85 - 2.35         31.77 - 33.75
                                2016      1.40         0.85 - 2.35           2.61 - 4.16
                                2015      1.45         0.85 - 2.35       (4.44) - (3.00)

  BHFTII BlackRock Bond         2019      3.59         0.75 - 1.90           7.49 - 8.73
     Income Sub-Account         2018      3.19         0.75 - 1.90       (2.50) - (1.36)
                                2017      2.93         0.75 - 1.90           1.90 - 3.07
                                2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)

  BHFTII BlackRock Capital      2019      0.21         0.75 - 1.90         30.22 - 31.86
     Appreciation Sub-Account   2018      0.12         0.75 - 1.90         (4.72) - 1.66
                                2017      0.10         0.75 - 1.90         31.42 - 32.93
                                2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48

  BHFTII BlackRock              2019      1.53         0.75 - 2.35         (0.49) - 1.12
     Ultra-Short Term Bond      2018      0.77         0.75 - 2.35         (0.82) - 0.79
     Sub-Account                2017      0.09         0.75 - 2.35       (1.70) - (0.12)
                                2016        --         0.75 - 2.35       (2.21) - (0.50)
                                2015        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2019      2.26         0.75 - 2.20          9.31 - 10.90
     Allocation 20 Sub-Account  2018      2.33         0.75 - 2.20       (4.74) - (3.34)
                                2017      2.10         0.75 - 2.20           4.61 - 6.14
                                2016      3.56         0.75 - 2.20           2.26 - 3.75
                                2015      2.27         0.75 - 2.20       (2.75) - (1.33)

  BHFTII Brighthouse Asset      2019      2.17         0.75 - 2.35         12.91 - 14.73
     Allocation 40 Sub-Account  2018      1.99         0.75 - 2.35       (6.63) - (5.12)
                                2017      1.97         0.75 - 2.35           8.08 - 9.82
                                2016      3.55         0.75 - 2.35           3.62 - 5.29
                                2015      0.27         0.75 - 2.35       (3.37) - (1.81)

  BHFTII Brighthouse Asset      2019      1.94         0.75 - 2.35         16.65 - 18.53
     Allocation 60 Sub-Account  2018      1.64         0.75 - 2.35       (8.32) - (6.83)
                                2017      1.72         0.75 - 2.35         12.07 - 13.88
                                2016      3.15         0.75 - 2.35           4.62 - 6.30
                                2015      0.54         0.75 - 2.35       (3.56) - (2.01)

  BHFTII Brighthouse Asset      2019      1.75         0.75 - 2.35         20.85 - 22.80
     Allocation 80 Sub-Account  2018      1.31         0.75 - 2.35      (10.26) - (8.80)
                                2017      1.54         0.75 - 2.35         16.40 - 18.27
                                2016      2.94         0.75 - 2.35           5.63 - 7.33
                                2015      0.33         0.75 - 2.35       (3.98) - (2.43)

  BHFTII Brighthouse/Artisan    2019      0.51         1.30 - 2.35         20.57 - 21.84
     Mid Cap Value Sub-Account  2018      0.38         1.30 - 2.35     (15.44) - (14.54)
                                2017      0.49         1.30 - 2.35          9.93 - 11.09
                                2016      0.86         1.30 - 2.35         19.80 - 21.07
                                2015      0.92         1.30 - 2.35     (11.76) - (10.83)

                                     83

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------

  BHFTII                          2019       172,876    23.32 - 27.42      4,388,845
     Brighthouse/Dimensional      2018       192,758    19.37 - 22.45      4,045,572
     International Small Company  2017       180,443    24.94 - 28.48      4,826,011
     Sub-Account                  2016       221,680    19.54 - 22.00      4,598,162
                                  2015       190,177    18.87 - 20.94      3,794,658

  BHFTII                          2019     6,175,062    26.20 - 97.75    258,813,635
     Brighthouse/Wellington       2018     7,071,945    20.51 - 75.21    229,409,483
     Core Equity Opportunities    2017     8,065,026    21.05 - 75.85    265,876,710
     Sub-Account                  2016     9,007,829    18.10 - 64.18    254,395,534
                                  2015     8,189,551    17.28 - 58.38    186,920,427

  BHFTII Frontier Mid Cap         2019       263,561    26.92 - 31.24      7,730,734
     Growth Sub-Account           2018       299,847    20.73 - 23.83      6,735,050
                                  2017       334,543    22.53 - 25.66      8,126,910
                                  2016       404,243    18.44 - 20.80      7,999,144
                                  2015       451,098    17.73 - 20.04      8,635,312

  BHFTII Jennison Growth          2019     4,628,699    15.78 - 47.00    135,557,151
     Sub-Account                  2018     5,185,554    12.07 - 35.77    116,272,297
                                  2017     5,851,692    12.22 - 36.04    132,795,952
                                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658

  BHFTII Loomis Sayles Small      2019       542,907    25.37 - 31.45     15,872,027
     Cap Growth Sub-Account       2018       598,751    20.44 - 25.05     14,007,030
                                  2017       663,494    20.78 - 25.17     15,636,930
                                  2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169

  BHFTII MetLife Aggregate        2019       389,606     1.93 - 20.31      7,020,472
     Bond Index Sub-Account       2018       364,861     1.80 - 18.88      6,162,312
                                  2017       380,179     1.82 - 19.12      6,496,838
                                  2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608

  BHFTII MetLife Mid Cap          2019       198,439    31.32 - 38.43      7,040,593
     Stock Index Sub-Account      2018       227,511    25.54 - 31.01      6,527,544
                                  2017       235,340    29.57 - 35.53      7,765,776
                                  2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895

  BHFTII MetLife MSCI EAFE(R)     2019       221,296    14.28 - 17.28      3,609,849
     Index Sub-Account            2018       198,811    12.01 - 14.40      2,696,471
                                  2017       196,043    14.29 - 16.98      3,143,926
                                  2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806

  BHFTII MetLife                  2019       167,139    30.78 - 37.24      5,782,643
     Russell 2000(R) Index        2018       178,320    25.13 - 30.13      5,014,307
     Sub-Account                  2017       201,681    28.94 - 34.38      6,488,648
                                  2016       184,537    25.88 - 30.47      5,270,961
                                  2015       190,582    21.88 - 25.53      4,560,702

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII                          2019      1.04         0.75 - 2.20         20.36 - 22.11
     Brighthouse/Dimensional      2018      2.54         0.75 - 2.20     (22.30) - (21.16)
     International Small Company  2017      1.99         0.75 - 2.20         27.62 - 29.47
     Sub-Account                  2016      1.86         0.75 - 2.20           3.52 - 5.04
                                  2015      1.66         0.75 - 2.20           3.45 - 4.96

  BHFTII                          2019      1.51         0.75 - 2.35         27.73 - 29.96
     Brighthouse/Wellington       2018      1.64         0.75 - 2.35       (2.58) - (0.84)
     Core Equity Opportunities    2017      1.45         0.75 - 2.35         16.17 - 18.18
     Sub-Account                  2016      1.67         0.75 - 2.35           0.66 - 6.44
                                  2015      1.64         0.75 - 2.35         (0.11) - 1.50

  BHFTII Frontier Mid Cap         2019        --         1.30 - 2.25         29.88 - 31.12
     Growth Sub-Account           2018        --         1.30 - 2.25       (8.01) - (7.12)
                                  2017        --         1.30 - 2.25         22.16 - 23.33
                                  2016        --         1.30 - 2.25           2.82 - 3.80
                                  2015        --         1.30 - 2.35           0.22 - 1.28

  BHFTII Jennison Growth          2019      0.22         0.75 - 2.35         29.42 - 31.51
     Sub-Account                  2018      0.13         0.75 - 2.35       (2.22) - (0.64)
                                  2017      0.10         0.75 - 2.35         33.82 - 35.97
                                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71

  BHFTII Loomis Sayles Small      2019        --         0.75 - 1.90         24.13 - 25.56
     Cap Growth Sub-Account       2018        --         0.75 - 1.90       (1.62) - (0.47)
                                  2017        --         0.75 - 1.90         24.31 - 25.74
                                  2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67

  BHFTII MetLife Aggregate        2019      2.99         0.75 - 2.20           5.99 - 7.53
     Bond Index Sub-Account       2018      2.79         0.75 - 2.20       (2.67) - (1.24)
                                  2017      2.74         0.75 - 2.20           0.70 - 2.17
                                  2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)

  BHFTII MetLife Mid Cap          2019      1.13         1.30 - 2.35         22.62 - 23.92
     Stock Index Sub-Account      2018      0.98         1.30 - 2.35     (13.63) - (12.71)
                                  2017      1.20         1.30 - 2.35         12.93 - 14.11
                                  2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)

  BHFTII MetLife MSCI EAFE(R)     2019      2.44         1.30 - 2.20         18.93 - 20.01
     Index Sub-Account            2018      2.76         1.30 - 2.20     (16.00) - (15.24)
                                  2017      2.40         1.30 - 2.20         21.84 - 22.94
                                  2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)

  BHFTII MetLife                  2019      0.94         1.30 - 2.20         22.48 - 23.59
     Russell 2000(R) Index        2018      0.86         1.30 - 2.20     (13.15) - (12.36)
     Sub-Account                  2017      1.18         1.30 - 2.20         11.82 - 12.83
                                  2016      1.08         1.30 - 2.20         18.29 - 19.36
                                  2015      0.95         1.30 - 2.20       (6.61) - (5.77)

                                     84

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------

  BHFTII MetLife Stock Index     2019     1,967,470     24.12 - 31.70      58,582,159
     Sub-Account                 2018     2,093,474     18.65 - 24.55      48,425,461
                                 2017     2,193,082     19.83 - 26.14      54,193,877
                                 2016     2,342,862     16.54 - 21.84      48,567,319
                                 2015     2,202,886     15.02 - 19.86      41,518,624

  BHFTII MFS(R) Total Return     2019     1,341,562     21.12 - 97.52      79,084,647
     Sub-Account                 2018     1,526,483     17.91 - 81.83      75,142,956
                                 2017     1,706,359     19.36 - 87.54      89,218,290
                                 2016     1,883,922     17.58 - 78.63      88,274,296
                                 2015     2,072,502     16.43 - 72.73      89,837,469

  BHFTII MFS(R) Value            2019     4,547,493     18.13 - 40.20     173,957,552
     Sub-Account                 2018     5,148,170     14.28 - 31.19     153,243,562
                                 2017     5,592,115     16.28 - 35.02     187,397,059
                                 2016     6,204,163     14.16 - 30.00     178,751,424
                                 2015     6,742,392     12.69 - 26.49     172,254,488

  BHFTII Neuberger Berman        2019     1,159,559     26.64 - 43.09      40,954,395
     Genesis Sub-Account         2018     1,285,117     21.08 - 33.55      35,513,817
                                 2017     1,442,099     23.20 - 36.34      43,407,734
                                 2016     1,622,186     20.57 - 31.70      42,776,681
                                 2015     1,787,234     17.77 - 26.98      40,330,154

  BHFTII T. Rowe Price Large     2019     1,923,656     14.90 - 50.19      70,430,635
     Cap Growth Sub-Account      2018     2,104,971     11.68 - 38.64      60,012,869
                                 2017     2,387,060     12.09 - 39.35      69,682,941
                                 2016     2,648,316      9.27 - 29.64      59,328,183
                                 2015     2,826,823      9.33 - 29.38      63,119,491

  BHFTII T. Rowe Price Small     2019       311,383     44.68 - 56.80      15,649,793
     Cap Growth Sub-Account      2018       346,280     34.28 - 43.12      13,283,108
                                 2017       381,890     37.48 - 48.83      15,938,394
                                 2016       383,309     31.18 - 40.08      13,279,921
                                 2015       354,053     28.50 - 36.17      11,167,946

  BHFTII VanEck Global           2019       322,625      9.14 - 10.51       3,302,987
     Natural Resources           2018       295,053       8.30 - 9.43       2,714,232
     Sub-Account                 2017       320,499     11.90 - 13.35       4,194,269
                                 2016       296,411     12.23 - 13.55       3,944,489
                                 2015       369,982       8.56 - 9.50       3,455,455

  BHFTII Western Asset           2019     4,483,083     27.79 - 44.12     163,289,336
     Management Strategic Bond   2018     5,028,334     24.90 - 38.83     162,513,748
     Opportunities Sub-Account   2017     5,536,769     26.57 - 40.67     188,961,655
                                 2016     6,144,561     25.20 - 37.86     196,877,487
                                 2015       242,504     26.20 - 30.62       6,971,544

  BHFTII Western Asset           2019       285,903     15.15 - 19.00       4,938,779
     Management U.S. Government  2018       213,839     14.64 - 18.20       3,555,467
     Sub-Account                 2017       220,773     14.87 - 18.31       3,716,077
                                 2016       281,647     14.94 - 18.25       4,704,631
                                 2015       346,447     15.12 - 18.30       5,873,926

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  BHFTII MetLife Stock Index     2019      1.95          1.30 - 2.20        27.95 - 29.33
     Sub-Account                 2018      1.62          1.30 - 2.20      (6.91) - (5.93)
                                 2017      1.58          1.30 - 2.20        18.60 - 19.85
                                 2016      1.80          1.30 - 2.20         8.96 - 10.12
                                 2015      1.56          1.30 - 2.20      (1.28) - (0.24)

  BHFTII MFS(R) Total Return     2019      2.18          0.75 - 1.90        17.81 - 19.17
     Sub-Account                 2018      2.12          0.75 - 1.90      (7.59) - (6.52)
                                 2017      2.32          0.75 - 1.90        10.06 - 11.33
                                 2016      2.70          0.75 - 1.90          6.87 - 8.11
                                 2015      2.40          0.75 - 1.90      (2.27) - (1.14)

  BHFTII MFS(R) Value            2019      1.70          0.75 - 2.35        26.83 - 28.88
     Sub-Account                 2018      1.25          0.75 - 2.35    (12.34) - (10.92)
                                 2017      1.83          0.75 - 2.35        14.86 - 16.71
                                 2016      2.03          0.75 - 2.35        11.45 - 13.24
                                 2015      2.47          0.75 - 2.35      (2.68) - (1.11)

  BHFTII Neuberger Berman        2019      0.06          0.75 - 2.35        26.40 - 28.58
     Genesis Sub-Account         2018      0.17          0.75 - 2.35      (9.16) - (7.50)
                                 2017      0.24          0.75 - 2.35        12.81 - 14.77
                                 2016      0.28          0.75 - 2.35        15.64 - 17.68
                                 2015      0.23          0.75 - 2.35      (1.95) - (0.27)

  BHFTII T. Rowe Price Large     2019      0.22          0.85 - 2.35        27.56 - 29.88
     Cap Growth Sub-Account      2018      0.23          0.85 - 2.35      (3.46) - (1.78)
                                 2017      0.11          0.85 - 2.35        30.39 - 32.73
                                 2016      0.01          0.85 - 2.35        (0.83) - 0.90
                                 2015      0.02          0.85 - 2.35          7.95 - 9.84

  BHFTII T. Rowe Price Small     2019      0.01          0.85 - 1.90        30.34 - 31.71
     Cap Growth Sub-Account      2018      0.03          0.85 - 1.90      (8.55) - (7.57)
                                 2017      0.14          0.85 - 1.90        20.24 - 21.85
                                 2016      0.12          0.85 - 1.90         9.38 - 10.80
                                 2015      0.05          0.85 - 1.90          0.54 - 1.84

  BHFTII VanEck Global           2019      0.35          0.75 - 2.00        10.13 - 11.51
     Natural Resources           2018        --          0.75 - 2.00    (30.27) - (29.39)
     Sub-Account                 2017        --          0.75 - 2.00      (2.70) - (1.48)
                                 2016      0.58          0.75 - 2.00        40.89 - 42.67
                                 2015      0.21          0.75 - 2.20    (34.22) - (33.26)

  BHFTII Western Asset           2019      4.73          0.75 - 2.35        11.58 - 13.63
     Management Strategic Bond   2018      5.20          0.75 - 2.35      (6.27) - (4.52)
     Opportunities Sub-Account   2017      3.76          0.75 - 2.35          5.43 - 7.42
                                 2016      2.23          0.75 - 2.35          3.36 - 7.49
                                 2015      4.73          1.30 - 1.90      (3.85) - (3.08)

  BHFTII Western Asset           2019      2.38          1.30 - 2.20          3.48 - 4.41
     Management U.S. Government  2018      2.07          1.30 - 2.20      (1.51) - (0.61)
     Sub-Account                 2017      2.39          1.30 - 2.20        (0.53) - 0.37
                                 2016      2.41          1.30 - 2.20      (1.18) - (0.28)
                                 2015      2.02          1.30 - 2.20      (1.88) - (0.99)

                                     85

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------

  DWS Government & Agency        2019        14,597    17.21 - 18.55         269,371
     Securities VIP Sub-Account  2018        15,146    16.46 - 17.67         266,424
                                 2017        17,638    16.67 - 17.83         313,252
                                 2016        17,308    16.70 - 17.78         306,704
                                 2015        20,500    16.80 - 17.82         363,287

  Fidelity(R) VIP                2019       169,677   25.41 - 115.86       5,239,541
     Equity-Income Sub-Account   2018       191,244    20.36 - 92.34       4,651,416
                                 2017       214,350   22.66 - 102.29       5,799,280
                                 2016       240,861    20.48 - 91.99       5,954,992
                                 2015       237,912    17.72 - 79.17       5,093,334

  Fidelity(R) VIP Growth         2019         3,091            34.58         106,862
     Opportunities Sub-Account   2018         4,044    24.90 - 25.03         100,687
                                 2017         6,893    22.45 - 22.58         154,749
                                 2016         7,041    16.93 - 17.02         119,170
                                 2015         7,249    17.11 - 17.20         124,010

  FTVIPT Templeton Foreign       2019     1,030,600    14.43 - 38.12      17,831,522
     VIP Sub-Account             2018     1,087,268    13.05 - 34.32      16,927,503
                                 2017     1,141,652    15.72 - 41.12      21,326,773
                                 2016     1,247,219    13.71 - 35.70      20,418,848
                                 2015     1,344,591    13.03 - 33.74      20,859,605

  Invesco V.I. International     2019       176,345    18.37 - 38.31       4,842,042
     Growth Sub-Account          2018       199,022    14.41 - 30.27       4,328,119
                                 2017       210,700    17.09 - 36.16       5,482,419
                                 2016       230,766    14.02 - 29.85       4,956,521
                                 2015       248,546    14.20 - 30.45       5,437,676

  PIMCO VIT High Yield           2019       183,068    22.96 - 26.15       4,579,297
     Sub-Account                 2018       197,787    20.39 - 23.09       4,376,037
                                 2017       218,034    21.35 - 24.03       5,032,186
                                 2016       246,210    20.41 - 22.83       5,415,580
                                 2015       276,491    18.50 - 20.57       5,486,232

  PIMCO VIT Low Duration         2019       285,288    13.81 - 15.65       4,263,657
     Sub-Account                 2018       376,934    13.53 - 15.24       5,455,359
                                 2017       530,918    13.74 - 15.39       7,755,436
                                 2016       566,101    13.82 - 15.39       8,295,577
                                 2015       568,417    13.89 - 15.37       8,388,727

  Putnam VT Equity Income        2019       446,832    35.81 - 43.38      18,414,362
     Sub-Account                 2018       517,006    27.99 - 33.52      16,529,861
                                 2017       586,901    31.17 - 36.91      20,735,893
                                 2016       695,231    26.75 - 31.31      20,896,054
                                 2015       784,971    23.99 - 27.75      20,986,060

  Putnam VT Sustainable          2019        71,407    33.92 - 45.23       2,709,206
     Leaders Sub-Account         2018        69,569    25.33 - 33.60       1,966,913
                                 2017        77,169    26.19 - 34.57       2,244,881
                                 2016        84,259    20.64 - 27.10       1,920,534
                                 2015        91,294    19.49 - 25.47       1,949,587

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------

  DWS Government & Agency        2019      2.66         1.40 - 1.80           4.53 - 4.95
     Securities VIP Sub-Account  2018      2.81         1.40 - 1.80       (1.26) - (0.86)
                                 2017      2.52         1.40 - 1.80         (0.14) - 0.26
                                 2016      3.06         1.40 - 1.80       (0.65) - (0.25)
                                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)

  Fidelity(R) VIP                2019      1.80         1.30 - 1.90         24.72 - 25.67
     Equity-Income Sub-Account   2018      1.98         1.30 - 1.90      (10.27) - (9.57)
                                 2017      1.45         1.30 - 1.90         10.54 - 11.33
                                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)

  Fidelity(R) VIP Growth         2019      0.15                1.40                 38.88
     Opportunities Sub-Account   2018      0.13                1.40                 10.89
                                 2017      0.31                1.40                 32.65
                                 2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14

  FTVIPT Templeton Foreign       2019      1.77         0.85 - 1.90         10.41 - 11.88
     VIP Sub-Account             2018      2.73         0.85 - 1.90     (17.04) - (15.99)
                                 2017      2.62         0.85 - 1.90         14.50 - 16.03
                                 2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)

  Invesco V.I. International     2019      1.35         0.85 - 1.90         25.83 - 27.48
     Growth Sub-Account          2018      1.84         0.85 - 1.90     (16.81) - (15.70)
                                 2017      1.29         0.85 - 1.90         20.42 - 21.96
                                 2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)

  PIMCO VIT High Yield           2019      4.95         1.30 - 1.90         12.57 - 13.24
     Sub-Account                 2018      5.09         1.30 - 1.90       (4.49) - (3.91)
                                 2017      4.87         1.30 - 1.90           4.61 - 5.23
                                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)

  PIMCO VIT Low Duration         2019      2.79         1.30 - 1.90           2.07 - 2.68
     Sub-Account                 2018      1.87         1.30 - 1.90       (1.56) - (0.96)
                                 2017      1.34         1.30 - 1.90         (0.55) - 0.04
                                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)

  Putnam VT Equity Income        2019      2.06         0.75 - 1.90         27.95 - 29.43
     Sub-Account                 2018      0.71         0.75 - 1.90      (10.22) - (9.18)
                                 2017      1.75         0.75 - 1.90         16.54 - 17.89
                                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)

  Putnam VT Sustainable          2019      0.64         1.30 - 1.90         33.79 - 34.82
     Leaders Sub-Account         2018      0.01         1.30 - 1.90       (3.39) - (2.66)
                                 2017      0.81         1.30 - 1.90         26.80 - 27.76
                                 2016      0.93         1.30 - 1.90           5.76 - 6.56
                                 2015      0.69         1.30 - 1.90       (2.17) - (1.46)

                                     86

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO          NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -----------  ---------------  -------------  -------------  ----------------  ----------------

  Russell Global Real Estate    2019        8,170    45.24 - 45.28        369,634      4.92                1.40                19.95
     Securities Sub-Account     2018        9,494    37.71 - 37.75        358,094      4.44                1.40               (7.04)
                                2017       12,217    40.57 - 40.60        495,679      3.44                1.40                10.25
                                2016       14,749    36.79 - 36.83        542,716      3.65                1.40                 1.59
                                2015       24,060    36.22 - 36.25        871,485      1.60                1.40               (1.15)

  Russell International         2019       76,860    20.22 - 20.30      1,554,442      2.42                1.40                18.06
     Developed Markets          2018       96,809    17.13 - 17.19      1,658,403      1.64                1.40              (16.06)
     Sub-Account                2017      115,748    20.41 - 20.48      2,362,328      2.47                1.40                23.24
                                2016      151,347    16.56 - 16.62      2,506,309      3.22                1.40                 0.94
                                2015      162,224    16.40 - 16.47      2,661,460      1.17                1.40               (2.69)

  Russell Strategic Bond        2019      124,357    21.34 - 21.42      2,653,361      2.71                1.40                 7.68
     Sub-Account                2018      147,554    19.81 - 19.89      2,923,912      2.09                1.40               (2.20)
                                2017      208,294    20.26 - 20.34      4,220,281      1.34                1.40                 2.42
                                2016      268,809    19.78 - 19.86      5,317,684      1.58                1.40                 1.67
                                2015      299,764    19.46 - 19.53      5,832,706      2.35                1.40               (1.53)

  Russell U.S. Small Cap        2019       33,026    26.55 - 26.62        877,029      0.53                1.40                21.36
     Equity Sub-Account         2018       41,065    21.88 - 21.94        898,544      0.46                1.40              (13.20)
                                2017       46,475    25.20 - 25.27      1,171,613      0.18                1.40                13.88
                                2016       59,458    22.13 - 22.19      1,316,184      0.83                1.40                17.01
                                2015       63,858    18.91 - 18.97      1,208,068      0.67                1.40               (8.48)

  Russell U.S. Strategic        2019      171,299    29.60 - 29.71      5,072,193      1.05                1.40                28.45
     Equity Sub-Account         2018      218,528    23.05 - 23.13      5,037,195      1.14                1.40              (10.91)
                                2017      251,011    25.87 - 25.96      6,494,091      1.04                1.40                19.12
                                2016      325,131    21.72 - 21.79      7,061,253      1.04                1.40                 9.10
                                2015      360,251    19.90 - 19.98      7,171,525      0.83                1.40               (0.30)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

This page is intentionally left blank.

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The financial statements of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2019.
3. Statements of Operations for the year ended December 31, 2019.
4. Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018.
5. Notes to the Financial Statements.
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
1. Report of Independent Registered Public Accounting Firm.
2. Consolidated Balance Sheets as of December 31, 2019 and 2018.
3. Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017.
5. Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017.
6. Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017.
7. Notes to the Consolidated Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolutions of the Board of Directors of COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
	(ii)	Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
	(iii)	Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
2.	Not Applicable.
3.	(i)(a)	Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) electronically filed on April 8, 2009.
(b)	Amendment to the Distribution and Principal Underwriting Agreement. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.

(c)	Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(ii)	Master Retail Sales Agreement (MLIDC) (9-2012). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 37 on Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 2013.
(iii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(iv)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
(ii)	Death Benefit Endorsements. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
(iii)	Charitable Remainder Trust Endorsement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
(iv)	Endorsement (Name Change). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 20 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 26, 2001.
(v)	403(b) Nationwide Tax Sheltered Annuity Endorsement (MLI-398-3 (12/08)). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27 on Form N-4 (File Nos. 333-51950 and 811-05200) electronically filed on April 12, 2011.
(vi)	Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E119-14. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(vii)	Non-Qualified Annuity Endorsement MLI-NQ (11/04)-1. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(viii)	Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
5.	Application for Variable Annuity. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
6.	(i)	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(ii)	Copy of the By-Laws of the Company. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(iii)	Copy of Certificate of Amendment of Incorporation of the Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(iv)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
7.	(i)	Amended and Restated Indemnity Retrocession Agreement with coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) filed electronically on April 28, 2015.
(ii)	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
8.	(i)(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 11-01-05). Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities’ Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.
(b)	First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012).
(c)	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et. al. (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012).
(d)	Amendment to Participation Agreement with Met Investors Series Trust. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(ii)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 08-31-07). Incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities’ Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.
(b)	Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 4-30-10). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012).
(iii)(a)	Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 7, 2009.
(b)	Amendments dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 5, 2011.
(c)	Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(d)	Amendment to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to

Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(iv)(a)	Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and Amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance’s Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.
(b)	Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.
(c)	Participation Agreement Addendum effective May 1, 2011 among Franklin Templeton Variable Insurance Products Trust, Franklin /Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012).
(d)	Amendment dated January 15, 2013 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 3, 2013.
(e)	Amendment No. 7 to Participation Agreement with Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.
(g)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(v)(a)	Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and Amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance’s Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.
(b)	Amendment to Participation Agreement with Putnam Variable Trust. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(c)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.
(vi)(a)	Amended and Restated Participation Agreement among Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and The Travelers Insurance Company and Amendments. Incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance’s Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) as electronically filed on April 9, 2009.

(b)	Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) as electronically filed on April 5, 2011.
(c)	Amendments to Participation Agreement with Fidelity Variable Insurance Products Funds. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(d)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.
(vii)(a)	Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2001 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 2, 2003, May 3, 2004, November 2, 2004 and December 20, 2004). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 7, 2009.
(b)	Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 5, 2011.
(c)	Amendment to Participation Agreement with Deutsche Variable Series II. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
(viii)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(ix)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). Incorporated herein by reference to Brighthouse Separate Account A’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant’s Registration Statement on Form N-4 (File Nos. 333-200255 and 811-05200) filed electronically on November 17, 2014.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Agreement Governing Contribution. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 (File Nos. 033-39100 and 811-05200) electronically filed on April 29, 1999.
13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)
ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name and Principal Business Address	Positions and Offices with Depositor
Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 28277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President
Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company (“BLIC” or the “Company”) under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS

As of January 31, 2020, there were 37,593 owners of qualified contracts and 30,132 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS
(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 21st day of April, 2020.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Gregory E. Illson
Gregory E. Illson Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 21, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 21, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney